UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07257

                       SEI INSTITUTIONAL INVESTMENTS TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                             1 Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

     REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                      DATE OF FISCAL YEAR END: MAY 31,2003

                   DATE OF REPORTING PERIOD: NOVEMBER 30,2003

ITEM 1.    REPORTS TO STOCKHOLDERS.
[Background omitted]

                          Semi-Annual Report as of November 30, 2003 (Unaudited)



                                             SEI Institutional Investments Trust



                                                                  Large Cap Fund

                                                            Large Cap Value Fund

                                                           Large Cap Growth Fund

                                               Large Cap Disciplined Equity Fund

                                                            Large Cap Index Fund

                                                                  Small Cap Fund

                                                          Core Fixed Income Fund

                                                       International Equity Fund

Table of Contents



------------------------------------------------------------

Statements of Net Assets                                   1
------------------------------------------------------------
Statements of Operations                                  69
------------------------------------------------------------
Statements of Changes in Net Assets                       70
------------------------------------------------------------
Financial Highlights                                      72
------------------------------------------------------------
Notes to Financial Statements                             74
------------------------------------------------------------

Statement of Net Assets (Unaudited)


Large Cap Fund
November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.7%
CONSUMER DISCRETIONARY -- 15.5%
   Advance Auto Parts*                62,337     $     5,088
   Autoliv                           236,494           7,913
   Autonation*                       170,072           2,990
   Barnes & Noble*                   110,869           3,679
   Bed Bath & Beyond*                 32,400           1,369
   Black & Decker (B)                 27,645           1,282
   Blockbuster, Cl A                  69,736           1,191
   Boise Cascade (B)                  32,669             964
   BorgWarner                         19,000           1,501
   Brunswick                          39,695           1,193
   CBRL Group (B)                     77,957           3,216
   Centex                             40,562           4,438
   Clear Channel Communications      171,158           7,156
   Comcast, Cl A*                    167,780           5,265
   COX Communications, Cl A (B)*     523,012          17,730
   Delphi                            246,676           2,166
   Dollar Tree Stores*                37,241           1,182
   DR Horton                         128,548           5,618
   Eastman Kodak (B)                 126,203           3,074
   eBay*                             578,856          32,329
   Family Dollar Stores              216,223           8,342
   Federated Department Stores       228,015          11,193
   Foot Locker                        63,065           1,394
   Ford Motor (B)                    573,529           7,571
   Fox Entertainment Group, Cl A*    134,044           3,827
   Gannett                           184,386          15,968
   General Motors (B)                277,141          11,856
   General Motors, Cl H*             213,000           3,536
   Genuine Parts                      29,462             927
   Harrah's Entertainment             85,707           4,103
   Hasbro                            160,601           3,551
   Home Depot                        374,398          13,763
   InterActive (B)*                  320,329          10,523
   JC Penney                          67,806           1,687
   Johnson Controls                   35,358           3,870
   KB Home                            56,724           3,907
   Knight-Ridder                      34,529           2,568
   Kohl's (B)*                       426,596          20,613
   Lamar Advertising (B)*             62,701           2,207
   Lear (B)*                          26,304           1,556
   Lennar, Cl A (B)                   37,212           3,643
   Liberty Media, Cl A*            1,786,376          19,739
   Limited                           236,717           4,242
   Lowe's                            289,305          16,867
   Magna International, Cl A           4,400             341
   Mandalay Resort Group             114,000           4,896
   Marriott International, Cl A      444,709          20,381
   May Department Stores              74,995           2,224
   McDonald's                        329,843           8,454

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   McGraw-Hill                       108,358     $     7,423
   McLeodUSA, Cl A*                   92,300              --
   Media General, Cl A                48,412           3,238
   Meredith                           26,516           1,270
   Metro-Goldwyn-Mayer*               61,691           1,018
   Nordstrom                          17,054             588
   NVR (B)*                            2,562           1,258
   Omnicom Group                      87,653           6,982
   Park Place Entertainment (B)*      64,282             672
   Petsmart                           51,000           1,232
   Polaris Industries (B)             17,891           1,542
   Sears Roebuck                      25,925           1,430
   Sherwin-Williams                  116,777           3,787
   Stanley Works                      45,048           1,474
   Staples*                          646,500          17,552
   Starwood Hotels & Resorts
     Worldwide                        48,221           1,662
   Time Warner*                    1,382,081          22,500
   TJX                               367,127           8,293
   Tribune                            50,028           2,444
   Univision Communications,
     Cl A (B)*                       227,893           8,222
   VF                                 66,958           2,763
   Viacom, Cl B                      546,937          21,506
   Visteon                           119,090             935
   Walt Disney                       680,086          15,703
   Whirlpool                          25,883           1,768
   XM Satellite Radio Holdings,
     Cl A (B)*                       666,800          16,637
   Zale*                              41,133           2,227
                                                 -----------
                                                     477,219
                                                 -----------
CONSUMER STAPLES -- 8.3%
   Adolph Coors, Cl B                 16,500             909
   Albertson's                       197,098           4,194
   Altria Group                      528,957          27,506
   Avon Products                      52,104           3,569
   BJ's Wholesale Club*               44,400           1,130
   Campbell Soup                      76,000           1,946
   Coca-Cola                         319,089          14,838
   Coca-Cola Enterprises             196,576           4,059
   Colgate-Palmolive                 268,492          14,096
   ConAgra Foods                      18,841             462
   Constellation Brands, Cl A*        96,885           3,344
   CVS                                59,000           2,210
   Dean Foods*                       192,300           6,309
   Energizer Holdings*               180,157           6,826
   General Mills                      70,686           3,182
   Gillette                          746,803          25,190
   Hershey Foods                      29,000           2,253
   Kimberly-Clark                     65,616           3,558
   Kroger (B)*                       247,746           4,672
   Loews - Carolina Group             19,404             448
   PepsiAmericas                      91,000           1,428
   PepsiCo                           579,514          27,886



--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003   1

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Procter & Gamble                  326,781     $    31,449
   RJ Reynolds Tobacco Holdings (B)   69,582           3,841
   Safeway*                          216,572           4,494
   Supervalu                         135,624           3,502
   Tyson Foods, Cl A                 222,660           3,039
   Wal-Mart Stores                   617,883          34,379
   Walgreen                          275,295          10,134
   Wm. Wrigley Jr.                    94,123           5,188
                                                 -----------
                                                     256,041
                                                 -----------
ENERGY -- 5.4%
   Amerada Hess                       71,895           3,406
   Anadarko Petroleum                 38,549           1,732
   Apache                             33,000           2,369
   Ashland                            36,062           1,433
   Burlington Resources               85,099           4,272
   ChevronTexaco                     379,923          28,532
   ConocoPhillips                    267,862          15,198
   Devon Energy                       17,300             854
   Exxon Mobil                     1,932,613          69,903
   Marathon Oil                      263,771           7,810
   Noble Energy                       11,287             448
   Occidental Petroleum              201,876           7,405
   Pogo Producing                     31,300           1,363
   Precision Drilling*                47,029           1,850
   Schlumberger (B)                  245,915          11,538
   Sunoco                             37,595           1,805
   Unocal                            139,193           4,424
   XTO Energy                         57,000           1,441
                                                 -----------
                                                     165,783
                                                 -----------
FINANCIALS -- 23.8%
   ACE (B)                            28,983           1,056
   Aflac                             121,135           4,357
   AG Edwards                         33,000           1,212
   Allstate                          392,338          15,843
   AMBAC Financial Group              38,167           2,624
   American Express                  115,955           5,300
   American International Group      759,365          44,005
   AmSouth Bancorp                   155,923           3,741
   AON                               207,955           4,563
   Archstone-Smith Trust+            103,932           2,856
   Astoria Financial                  94,874           3,546
   Bank of America                   527,849          39,816
   Bank of Hawaii                     36,041           1,490
   Bank of New York                   24,775             760
   Bank One                          332,917          14,435
   BB&T (B)                           25,733           1,013
   Bear Stearns                      121,356           8,793
   Boston Properties+                 32,333           1,495
   Capital One Financial             125,627           7,502
   Charles Schwab                  1,890,095          21,925

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Chubb                              49,116     $     3,215
   Citigroup                       1,866,601          87,805
   City National                      25,700           1,626
   Comerica                           22,191           1,157
   Commerce Bancorp (B)               57,400           2,966
   Countrywide Credit Industry        44,746           4,725
   Doral Financial                    30,600           1,547
   Equity Office Properties Trust+   263,652           7,311
   Equity Residential (B)+           112,100           3,291
   Fannie Mae                        153,637          10,755
   Fidelity National Financial        99,745           3,524
   First American                    204,992           6,068
   First Tennessee National          166,063           7,406
   Flagstar Bancorp                   61,411           1,359
   FleetBoston Financial             313,649          12,734
   Franklin Resources                 33,866           1,620
   Freddie Mac                       205,117          11,162
   Golden West Financial              15,879           1,602
   Goldman Sachs Group               300,283          28,851
   Greenpoint Financial               43,380           1,474
   Hartford Financial Services
     Group                            20,975           1,154
   Hibernia, Cl A                     73,940           1,689
   Huntington Bancshares             177,197           3,897
   Independence Community
     Bank (B)                         56,053           2,073
   IndyMac Bancorp                   104,644           3,097
   IPC Holdings                        6,100             229
   Jefferson-Pilot                    89,345           4,336
   John Hancock Financial Services   186,309           6,847
   JP Morgan Chase                   813,142          28,753
   Keycorp                           138,318           3,844
   Kimco Realty+                      69,831           3,073
   Lehman Brothers Holdings          169,864          12,266
   Lincoln National                   97,565           3,825
   Loews                               8,604             367
   Mack-Cali Realty+                  38,741           1,546
   Markel*                             7,679           1,975
   Marsh & McLennan                  165,271           7,345
   MBIA                              171,122           9,946
   MBNA                              610,503          14,970
   Merrill Lynch                     196,539          11,154
   Metlife                           107,331           3,509
   Moody's                           316,583          18,134
   Morgan Stanley                    300,899          16,634
   National City                     312,336          10,479
   Nationwide Financial Services,
     Cl A                             26,016             849
   New York Community Bancorp         32,812           1,275
   Northern Trust                    321,211          14,406
   Old Republic International         74,895           2,776
   PartnerRe Holdings                 19,320           1,076
   Plum Creek Timber+                 71,165           1,895
   PMI Group                          39,100           1,456
   PNC Financial Services Group (B)  151,652           8,244
   Popular                           162,993           7,687

--------------------------------------------------------------------------------
2   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Principal Financial Group         119,269     $     3,949
   Prudential Financial               24,900             974
   Regions Financial                 146,256           5,428
   Safeco                             38,833           1,453
   SouthTrust                         39,695           1,276
   St. Paul                           95,119           3,529
   State Street                      371,408          18,927
   SunTrust Banks                     87,240           6,198
   Torchmark                          81,211           3,581
   Travelers Property Casualty, Cl B 191,597           2,989
   Union Planters                    102,356           3,532
   UnionBanCal                        29,000           1,652
   US Bancorp                        609,787          16,897
   Wachovia                          475,524          21,755
   Washington Mutual                 369,647          16,934
   Webster Financial                  59,207           2,715
   Wells Fargo                       365,769          20,970
   Xl Capital, Cl A (B)               11,958             899
   Zions Bancorporation               29,845           1,841
                                                 -----------
                                                     732,835
                                                 -----------
HEALTH CARE -- 10.4%
   Alcon                               6,608             384
   Allergan                          197,238          14,740
   Amgen*                            525,378          30,214
   Applera                            65,049           1,397
   Bausch & Lomb                      31,900           1,602
   Beckman Coulter                    95,837           4,902
   Becton Dickinson (B)               29,000           1,161
   Boston Scientific (B)*             81,000           2,907
   Bristol-Myers Squibb              446,145          11,756
   Cardinal Health                    92,323           5,645
   Caremark Rx (B)*                  101,600           2,713
   Celgene*                           81,400           3,722
   Cigna                              36,349           1,950
   DaVita*                            38,300           1,462
   Eli Lilly                         228,895          15,693
   Genentech*                        291,470          24,571
   Guidant                            71,549           4,062
   HCA                                25,762           1,080
   Health Net*                        62,845           2,055
   Humana*                            82,549           1,843
   IMS Health                        139,464           3,212
   Invitrogen*                        33,000           2,250
   Johnson & Johnson                 357,853          17,638
   King Pharmaceuticals*              90,203           1,164
   Manor Care                         46,800           1,653
   McKesson                           53,570           1,564
   Medco Health Solutions*             6,749             246
   Medtronic                         890,190          40,237
   Merck                             329,744          13,388
   Pfizer                          1,738,887          58,340

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Schering-Plough                    93,464     $     1,500
   Select Medical*                    62,000           2,223
   Teva Pharmaceutical
     Industries ADR                   65,000           3,915
   Watson Pharmaceuticals (B)*        34,387           1,621
   WellPoint Health Networks*        195,804          18,306
   Wyeth                             281,281          11,082
   Zimmer Holdings*                  150,000           9,888
                                                 -----------
                                                     322,086
                                                 -----------
INDUSTRIALS -- 8.2%
   3M                                159,136          12,578
   Accenture, Cl A*                   82,900           2,064
   AMR*                              138,000           1,771
   Apollo Group, Cl A*                79,000           5,453
   Burlington Northern Santa Fe      167,685           4,992
   Career Education*                  43,098           2,204
   Caterpillar                       279,988          21,293
   Cendant (B)*                      693,274          15,363
   Cintas                            219,050          10,238
   Cooper, Cl A                       15,016             806
   CSX                                54,149           1,835
   Cummins                           122,037           5,669
   Danaher (B)                        80,162           6,669
   Deere                               7,079             433
   Delta Air Lines                   100,300           1,258
   Deluxe                             37,100           1,529
   Eaton                              68,253           7,029
   Emerson Electric                   61,603           3,760
   Expeditors International
     Washington                      445,084          17,376
   Fastenal (B)                      125,023           6,211
   FedEx                              23,187           1,686
   General Electric                  200,012           5,734
   Goodrich                           38,645           1,063
   Graco                              39,791           1,534
   H&R Block (B)                      45,912           2,493
   HON Industries                     49,266           2,093
   Honeywell International            98,240           2,917
   Hubbell, Cl B                      12,850             565
   IKON Office Solutions             100,198             849
   Illinois Tool Works                50,100           3,913
   JetBlue Airways (B)*               48,001           1,750
   Lockheed Martin                    40,270           1,850
   Masco                             340,743           9,268
   Norfolk Southern                   86,882           1,860
   Paccar                             21,908           1,757
   Parker Hannifin                     8,321             458
   Pitney Bowes                        6,975             277
   Precision Castparts                37,500           1,520
   Raytheon                          205,659           5,699
   Rockwell Automation               129,611           4,310
   Rockwell Collins                   55,003           1,479
   RR Donnelley & Sons                97,286           2,730

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003   3

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003



--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Ryder System                       55,382     $     1,727
   Southwest Airlines                 53,187             956
   SPX (B)*                           33,483           1,818
   Swift Transportation*              55,700           1,110
   Teekay Shipping                    33,387           1,680
   Textron                           122,498           6,105
   Thomas & Betts                     68,395           1,423
   Union Pacific                      64,278           4,093
   United Parcel Service, Cl B       421,504          30,673
   United Technologies                83,362           7,144
   Valassis Communications*           73,677           2,004
   Viad                               24,583             605
   Weight Watchers International*    237,700           8,781
                                                 -----------
                                                     252,455
                                                 -----------
INFORMATION TECHNOLOGY -- 16.9%
   Affiliated Computer Services,
     Cl A (B)*                        17,316             868
   Amkor Technology*                 192,515           3,758
   Arrow Electronics*                 38,365             897
   Automatic Data Processing          76,140           2,911
   Avaya*                            180,200           2,451
   Avnet*                            144,200           3,076
   Checkfree*                         62,778           1,734
   Cisco Systems*                  1,719,906          38,973
   Computer Associates
     International                   136,181           3,173
   Comverse Technology*              172,213           3,312
   Convergys*                        181,061           2,778
   Corning (B)*                       86,565             992
   Cypress Semiconductor (B)*         69,800           1,562
   Dell*                             565,659          19,515
   DST Systems (B)*                   60,932           2,274
   EchoStar Communications,
     Cl A*                           624,884          21,546
   Electronic Arts*                  136,472           6,036
   Electronic Data Systems (B)        87,907           1,901
   EMC*                              734,648          10,094
   First Data                      1,259,402          47,668
   Fiserv*                           290,939          10,910
   Flextronics International (B)*     85,615           1,372
   Foundry Networks*                 123,873           3,265
   Hewlett-Packard                   722,019          15,661
   Imation                             7,608             258
   Ingram Micro, Cl A*                80,885           1,179
   Intel                           1,891,329          63,227
   International Business
     Machines                        196,888          17,826
   Intersil, Cl A                     16,837             445
   Intuit*                            61,364           3,085
   Lucent Technologies (B)*          869,893           2,784
   Maxtor*                           258,300           2,883
   Microsoft                       2,614,357          67,189
   Motorola                          377,600           5,302
   National Semiconductor*           187,139           8,369

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   NCR*                              108,285     $     3,779
   Oracle*                           699,759           8,404
   Paychex                           910,172          35,014
   PerkinElmer                       262,406           4,437
   Polycom*                          109,000           2,160
   Qualcomm                          878,068          39,118
   Research In Motion*                97,200           4,433
   Sabre Holdings                    124,764           2,601
   Sandisk*                           48,000           3,881
   Sanmina-SCI*                      309,039           3,767
   Scientific-Atlanta                 54,237           1,566
   Solectron*                        136,000             796
   Storage Technology*                50,312           1,268
   Sun Microsystems*                 536,302           2,290
   Sungard Data Systems*             171,893           4,645
   Tech Data*                         12,916             476
   Texas Instruments                 310,163           9,231
   Unisys*                           101,015           1,649
   Veritas Software*                 152,285           5,790
   Vishay Intertechnology*            45,000             945
   Xerox (B)*                        336,040           4,093
                                                 -----------
                                                     519,617
                                                 -----------
MATERIALS -- 2.3%
   Agrium                            127,900           2,086
   Alcan                              50,407           2,142
   Alcoa                             147,385           4,836
   Cytec Industries*                  56,149           2,035
   Dow Chemical                       78,745           2,957
   E.I. Du Pont de Nemours           199,752           8,282
   Eastman Chemical                   53,853           1,921
   Freeport-McMoRan Copper &
     Gold, Cl B                       38,000           1,654
   Georgia-Pacific                   110,549           3,017
   International Paper                32,237           1,200
   Lubrizol                          108,569           3,271
   Lyondell Chemical                 102,348           1,519
   Martin Marietta Materials          26,783           1,140
   MeadWestvaco                       22,000             561
   Monsanto                          306,027           8,299
   Peabody Energy                     84,065           2,833
   Potash of Saskatchewan             21,200           1,720
   PPG Industries                     63,065           3,687
   Praxair                           240,505          17,263
   Sonoco Products                    22,383             479
   Temple-Inland                       7,367             417
   Vulcan Materials                    8,321             370
   Weyerhaeuser                        6,029             344
                                                 -----------
                                                      72,033
                                                 -----------



--------------------------------------------------------------------------------

4   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES -- 3.9%
   Alltel                             78,116     $     3,547
   Amdocs*                            89,000           2,227
   AT&T                              191,223           3,792
   AT&T Wireless Services*            80,449             603
   BellSouth                         882,297          22,966
   CenturyTel                         90,578           2,962
   Crown Castle
     International (B)*              191,913           2,382
   Nextel Communications,
     Cl A (B)*                       246,253           6,238
   Nokia Oyj ADR                     678,776          12,204
   Qwest Communications
     International*                  152,860             560
   SBC Communications              1,136,869          26,466
   Sprint-FON Group                  332,845           4,989
   Sprint-PCS Group*                 157,735             724
   Verizon Communications            923,583          30,266
                                                 -----------
                                                     119,926
                                                 -----------
UTILITIES -- 3.0%
   American Electric Power           127,894           3,541
   Constellation Energy Group        158,993           5,985
   Dominion Resources                 11,700             705
   DTE Energy (B)                     77,887           2,937
   Duke Energy                        46,870             846
   Edison International*             423,126           8,640
   El Paso                           162,231           1,152
   Entergy                           222,500          11,761
   Exelon                            141,211           8,730
   FirstEnergy                       139,191           4,823
   FPL Group                           5,071             322
   National Fuel Gas                  27,841             643
   Nicor (B)                          55,644           1,824
   NiSource                          140,902           2,923
   Northeast Utilities               279,017           5,566
   NSTAR                              65,136           3,104
   Oneok                             261,433           5,179
   Peoples Energy (B)                 30,991           1,246
   PG&E*                              16,000             402
   Pinnacle West Capital              93,219           3,670
   PPL                                74,803           3,058
   Progress Energy                    42,525           1,863
   Public Service Enterprise
     Group                            33,674           1,381
   Questar                            43,428           1,482
   Sempra Energy (B)                 175,238           4,963
   WGL Holdings                       64,724           1,730
   Wisconsin Energy                  106,365           3,478
   Xcel Energy                        30,000             501
                                                 -----------
                                                      92,455
                                                 -----------
Total Common Stock
   (Cost $2,809,048) ($ Thousands)                 3,010,450
                                                 -----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                     ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C)(E)-- 1.9%
FINANCIALS -- 1.7%
   American Express Credit
        1.170%, 12/17/03             $ 3,168     $     3,168
        1.110%, 01/13/04               1,056           1,056
   American Honda Finance
        1.305%, 03/15/04               2,640           2,642
   Bear Stearns
        1.175%, 12/01/03               4,224           4,224
   CCN Bluegrass
        1.190%, 08/18/04               3,168           3,168
   CIT Group
        2.400%, 01/09/04                 676             676
        1.900%, 04/08/04               2,492           2,493
        1.700%, 05/03/04                 422             422
        1.346%, 12/05/03               1,647           1,647
   Citigroup
        1.499%, 05/04/04                 988             990
        1.350%, 03/09/04               2,112           2,114
   Countrywide Home Loans
        1.400%, 01/13/04               1,745           1,745
        1.390%, 12/10/03               1,394           1,394
        1.330%, 05/14/04               1,056           1,056
        1.265%, 09/24/04               1,479           1,479
   Goldman Sachs Group
        1.340%, 05/04/04               2,112           2,112
        1.160%, 12/17/03               2,112           2,112
   HBOS Treasury Services
        1.150%, 07/19/04                 549             549
   Harwood
        1.180%, 06/20/06               1,056           1,056
   Household Finance
        2.390%, 03/11/04               1,975           1,982
        1.920%, 04/23/04                 211             212
   Liberty Light US Capital
        1.095%, 05/17/04               3,379           3,379
   Merrill Lynch
        1.080%, 04/13/04               2,112           2,112
   Morgan Stanley
        1.110%, 07/06/04               2,112           2,112
        1.110%, 07/23/04               2,112           2,112
   Paragon Mortgages
        1.140%, 09/15/04               1,943           1,943
   Sigma Finance
        1.090%, 11/01/04               1,267           1,267
   Tango
        1.380%, 08/13/04               2,112           2,112
   USA Education
        1.341%, 01/23/04                 752             752
   Volkswagen Credit
        1.350%, 01/22/04                 422             423
                                                 -----------
                                                      52,509
                                                 -----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003   5

STATEMENT OF NET ASSETS (Unaudited)


Large Cap Fund (Concluded)
November 30, 2003



--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 0.2%
   Caterpillar
        1.320%, 05/28/04             $ 1,056     $     1,057
        1.306%, 03/05/04                 972             972
        1.300%, 04/08/04               1,267           1,268
        1.250%, 07/09/04               2,112           2,112
   General Electric
        1.119%, 01/28/04               1,056           1,056
                                                 -----------
                                                       6,465
                                                 -----------
Total Corporate Obligations
   (Cost $58,974) ($ Thousands)                       58,974
                                                 -----------

COMMERCIAL PAPER (C)(D)-- 1.2%
FINANCIALS -- 1.2%
   Amstel Funding
        1.134%, 03/15/04               2,112           2,105
   ASAP Funding Limited
        1.123%, 02/12/04               1,267           1,264
   Concord Minutemen Capital
        1.082%, 01/21/04               2,112           2,109
   Crown Point Capital
        1.113%, 02/12/04               2,118           2,113
   Grampian Funding
        1.155%, 04/14/04               2,112           2,103
   Hannover Funding
        1.132%, 01/21/04               2,112           2,109
   JP Morgan Chase
        1.097%, 01/23/04               4,224           4,217
   Lexington Parker Capital
        1.112%, 01/26/04               2,112           2,108
   Moat Funding
        1.155%, 04/06/04               3,168           3,155
   Park Granada
        1.100%, 12/11/03               2,968           2,966
   Rhineland Funding
        1.156%, 12/16/03               3,841           3,839
   Scaldis Capital
        1.102%, 02/06/04                 850             848
   Tannehill Capital
        1.177%, 05/19/04               2,112           2,100
        1.163%, 02/23/04               1,056           1,053
        1.072%, 01/23/04               1,062           1,061
   Von Karman Funding
        1.110%, 12/08/03               2,112           2,112
   White Pine Finance
        1.163%, 02/09/04                 425             424
        1.163%, 02/17/04               1,274           1,272
                                                 -----------
Total Commercial Paper
   (Cost $36,958) ($ Thousands)                       36,958
                                                 -----------

--------------------------------------------------------------------------------
                           Shares/Face Amount     Market Value
Description                     ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 2.0%
   AIM Invesco Treasurer's Money
     Market Reserve Fund (C)       1,056,041     $     1,056
   First Union Cash Management
     Program                       4,405,037           4,405
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++      55,770,718          55,771
                                                 -----------
Total Cash Equivalents
   (Cost $61,232) ($ Thousands)                       61,232
                                                 -----------

U.S. TREASURY OBLIGATION -- 0.3%
  U.S. Treasury Bills (A)
        1.030%, 02/26/04             $ 8,000           7,980
                                                 -----------
Total Treasury Obligation
   (Cost $7,980) ($ Thousands)                         7,980
                                                 -----------

REPURCHASE AGREEMENTs -- 0.6%
   Deutsche Bank
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $13,794,713
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $14,069,367) (C)          13,793          13,793
   Lehman Brothers
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $5,491,896
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $5,601,297) (C)            5,491           5,491
                                                 -----------
Total Repurchase Agreements
   (Cost $19,284) ($ Thousands)                       19,284
                                                 -----------
Total Investments -- 103.7%
   (Cost $2,993,476) ($ Thousands)                 3,194,878
                                                 -----------

OTHER ASSETS AND LIABILITIES -- (3.7%)
Payable upon Return on Securities Loaned            (116,272)
Investment Advisory Fees Payable                        (605)
Other Assets and Liabilities, Net                      3,234
                                                 -----------
Total Other Assets and Liabilities                  (113,643)
                                                 -----------


--------------------------------------------------------------------------------
6   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                       Value
                                               ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 225,803,762 outstanding
   shares of beneficial interest                  $3,526,226
Paid-in-Capital -- Class T
   (unlimited authorization -- no par value)
   based on 17,131 outstanding
   shares of beneficial interest                       7,080
Undistributed net investment income                    7,793
Accumulated net realized loss on investments        (662,340)
Net unrealized appreciation on investments           201,402
Net unrealized appreciation on futures contracts       1,074
                                                  ----------
Total Net Assets-- 100.0%                         $3,081,235
                                                  ==========
 Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($3,080,999,883 / 225,803,762 shares)              $13.64
                                                      ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($234,655 / 17,131 shares)                         $13.70
                                                      ======
  * Non-income producing security.
  + Real Estate Investment Trust
 ++ See Note 3 in Notes to Financial Statements.
(A) This security or a partial position of this security has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at November 30, 2003 (see Note 9). The total value of securities on loan at November 30, 2003 was $113,233,931.
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2003 was $116,272,249.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported is the rate in effect as of November 30, 2003.
ADR -- American Depositary Receipt
Cl -- Class
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003   7

STATEMENT OF NET ASSETS (Unaudited)



Large Cap Value Fund
November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 98.8%
CONSUMER DISCRETIONARY -- 11.8%
   Autoliv                            48,400       $   1,619
   Autonation*                        38,800             682
   Barnes & Noble*                    24,500             813
   Black & Decker                      6,400             297
   Blockbuster, Cl A                  16,300             278
   Boise Cascade                       7,514             222
   BorgWarner                          4,400             348
   Brunswick                           9,300             279
   CBRL Group                         17,500             722
   Centex                              9,800           1,072
   Comcast, Cl A*                     40,300           1,265
   Delphi                             58,000             509
   DR Horton                          29,000           1,267
   Eastman Kodak (B)                  30,800             750
   Federated Department Stores        46,800           2,297
   Foot Locker                         6,500             144
   Ford Motor                        125,200           1,653
   Fox Entertainment Group,
     Cl A*                            30,300             865
   Gannett                             6,700             580
   General Motors                     59,000           2,524
   Genuine Parts                       6,500             205
   Hasbro                             35,800             792
   JC Penney                          18,200             453
   Johnson Controls                    4,300             471
   KB Home                            13,500             930
   Knight-Ridder                       8,400             625
   Lear*                               6,600             390
   Lennar, Cl A (B)                    8,800             862
   Liberty Media, Cl A*                8,500              94
   Limited                            55,100             987
   Magna International, Cl A             900              70
   May Department Stores              12,600             374
   McDonald's                         67,900           1,740
   McLeodUSA, Cl A*                   19,300              --
   Media General, Cl A                10,900             729
   Meredith                            6,000             287
   Nordstrom                           7,700             266
   NVR (B)*                              500             245
   Park Place Entertainment*          14,400             151
   Polaris Industries (B)              4,200             362
   Sears Roebuck                       6,000             331
   Sherwin-Williams                   26,800             869
   Stanley Works                       9,400             307
   Time Warner*                      244,600           3,982
   Tribune                            11,400             557
   VF                                 14,500             598
   Viacom, Cl B                       74,700           2,937
   Visteon                            27,200             214
   Walt Disney                        88,300           2,039

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Whirlpool                           6,300       $     430
   Zale*                              10,000             542
                                                   ---------
                                                      41,025
                                                   ---------
CONSUMER STAPLES -- 6.8%
   Adolph Coors, Cl B                  9,800             540
   Albertson's                        51,400           1,094
   Altria Group                      117,800           6,126
   Avon Products                       6,900             473
   BJ's Wholesale Club*               10,300             262
   Campbell Soup                      18,000             461
   Coca-Cola Enterprises              45,700             944
   Colgate-Palmolive                  12,400             651
   ConAgra Foods                       4,100             100
   Constellation Brands, Cl A*        22,000             759
   CVS                                10,100             378
   Dean Foods*                        21,700             712
   Energizer Holdings*                31,200           1,182
   General Mills                      17,100             770
   Hershey Foods                       6,500             505
   Kimberly-Clark                     15,400             835
   Kroger*                            57,300           1,081
   Loews - Carolina Group              3,400              79
   PepsiAmericas                      18,800             295
   Procter & Gamble                   35,500           3,416
   RJ Reynolds Tobacco
     Holdings (B)                     15,600             861
   Safeway*                           45,800             950
   Supervalu                          31,900             824
   Tyson Foods, Cl A                  24,200             330
                                                   ---------
                                                      23,628
                                                   ---------
ENERGY -- 9.9%
   Amerada Hess                       19,200             910
   Anadarko Petroleum                  8,500             382
   Apache                              8,900             639
   Ashland                             8,500             338
   Burlington Resources               19,300             969
   ChevronTexaco                      87,100           6,541
   ConocoPhillips                     58,200           3,302
   Devon Energy                        4,000             197
   Exxon Mobil                       439,900          15,911
   Marathon Oil                       67,600           2,002
   Noble Energy                        2,400              95
   Occidental Petroleum               40,400           1,482
   Precision Drilling*                 9,300             366
   Sunoco                              7,700             370
   Unocal                             30,400             966
                                                   ---------
                                                      34,470
                                                   ---------
FINANCIALS -- 36.5%
   ACE (B)                             6,800             248
   Aflac                              28,600           1,029


--------------------------------------------------------------------------------
8   SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Allstate                           86,600       $   3,497
   American Express                    8,600             393
   American International Group       58,600           3,396
   AmSouth Bancorp                    35,400             849
   AON                                48,700           1,068
   Archstone-Smith Trust+             22,700             624
   Astoria Financial                  20,800             778
   Bank of America (B)               118,700           8,954
   Bank of Hawaii                      6,000             248
   Bank of New York                    5,600             172
   Bank One                           72,700           3,152
   BB&T                                5,900             232
   Bear Stearns                       28,100           2,036
   Boston Properties+                  7,500             347
   Capital One Financial              14,400             860
   Chubb                              10,900             713
   Citigroup                         357,800          16,831
   City National                       6,400             405
   Comerica                            5,100             266
   Commerce Bancorp (B)               13,400             693
   Countrywide Credit Industry        10,900           1,151
   Doral Financial                     8,200             415
   Equity Office Properties Trust+    60,300           1,672
   Equity Residential+                26,000             763
   Fannie Mae                          4,000             280
   Fidelity National Financial        21,600             763
   First American                     45,000           1,332
   First Tennessee National           39,400           1,757
   Flagstar Bancorp                   14,900             330
   FleetBoston Financial              75,700           3,073
   Franklin Resources                  8,200             392
   Freddie Mac                         8,100             441
   Goldman Sachs Group                29,200           2,806
   Greenpoint Financial               21,900             744
   Hartford Financial Services
     Group                             4,500             248
   Hibernia, Cl A                     17,900             409
   Huntington Bancshares              38,600             849
   Independence Community
     Bank (B)                         13,600             503
   IndyMac Bancorp                    23,900             707
   IPC Holdings                        1,400              53
   Jefferson-Pilot                    20,000             971
   John Hancock Financial Services    47,700           1,753
   JP Morgan Chase                   180,400           6,379
   Keycorp                            33,100             920
   Kimco Realty+                      11,000             484
   Lehman Brothers Holdings           38,500           2,780
   Lincoln National                   23,200             910
   Loews                               1,000              43
   Mack-Cali Realty+                   7,900             315
   Markel*                             1,700             437
   MBIA                               39,400           2,290
   MBNA                              105,800           2,594
   Merrill Lynch                      45,300           2,571


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Metlife                            23,200       $     758
   Morgan Stanley                     67,300           3,720
   National City                      67,100           2,251
   Nationwide Financial Services,
     Cl A                              5,000             163
   New York Community Bancorp          8,000             311
   Old Republic International         17,900             663
   PartnerRe Holdings                  4,500             251
   Plum Creek Timber+                 17,400             463
   PMI Group                           9,700             361
   PNC Financial Services Group       22,700           1,234
   Popular                            29,000           1,368
   Principal Financial Group          28,400             940
   Prudential Financial                6,800             266
   Regions Financial                  33,800           1,254
   Safeco                              8,800             329
   SouthTrust                          9,300             299
   St. Paul                           21,300             790
   SunTrust Banks                     19,900           1,414
   Torchmark                          18,200             803
   Travelers Property Casualty,
     Cl B                             46,100             719
   Union Planters                     23,600             814
   UnionBanCal                         7,300             416
   US Bancorp                        138,300           3,832
   Wachovia                          109,200           4,996
   Washington Mutual                  80,200           3,674
   Webster Financial                  13,300             610
   Wells Fargo                       100,200           5,744
   Xl Capital, Cl A (B)                2,800             211
   Zions Bancorporation                7,200             444
                                                   ---------
                                                     127,024
                                                   ---------
HEALTH CARE -- 3.3%
   Abbott Laboratories                 5,600             248
   Alcon                               1,500              87
   Applera                            15,200             326
   Bausch & Lomb                       6,700             337
   Beckman Coulter                     4,200             215
   Becton Dickinson                    5,400             216
   Bristol-Myers Squibb              100,700           2,653
   Cigna                              13,700             735
   DaVita*                             7,100             271
   HCA                                 5,800             243
   Health Net*                        15,400             504
   Humana*                            17,000             380
   Manor Care                          9,400             332
   McKesson                           13,000             380
   Medco Health Solutions*             1,621              59
   Merck                              74,000           3,004
   Schering-Plough                    17,100             274
   WellPoint Health Networks*          6,900             645
   Wyeth                              17,800             701
                                                   ---------
                                                      11,610
                                                   ---------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003   9

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003



--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 7.7%
   3M                                  6,300       $     498
   Accenture, Cl A*                   16,900             421
   Burlington Northern Santa Fe       38,600           1,149
   Caterpillar                        31,600           2,403
   Cendant (B)*                       81,600           1,808
   Cooper, Cl A                        3,400             182
   CSX                                11,900             403
   Cummins                            11,500             534
   Danaher (B)                        18,700           1,556
   Delta Air Lines                    22,700             285
   Deluxe                             10,500             433
   Eaton                              11,000           1,133
   Emerson Electric                   12,200             745
   FedEx                               5,300             385
   General Electric                    8,100             232
   Goodrich                            8,900             245
   Graco                              10,300             397
   HON Industries                     10,800             459
   Honeywell International            22,900             680
   Hubbell, Cl B                       5,900             260
   IKON Office Solutions              22,600             191
   Illinois Tool Works                11,300             882
   Lockheed Martin                     9,800             450
   Masco                              28,400             772
   Norfolk Southern                   24,600             527
   Paccar                              5,100             409
   Parker Hannifin                     1,700              93
   Pitney Bowes                        3,000             119
   Precision Castparts                 7,800             316
   Raytheon                           48,100           1,333
   Rockwell Automation                11,900             396
   Rockwell Collins                   11,000             296
   RR Donnelley & Sons                21,100             592
   Ryder System                       13,400             418
   Southwest Airlines                 12,200             219
   SPX*                                6,500             353
   Swift Transportation*              10,600             211
   Teekay Shipping                     8,100             408
   Textron                            26,200           1,306
   Thomas & Betts                     15,800             329
   Union Pacific                      13,800             879
   United Technologies                20,800           1,783
   Viad                                5,500             135
                                                   ---------
                                                      26,625
                                                   ---------
INFORMATION TECHNOLOGY -- 6.7%
   Affiliated Computer Services,
     Cl A (B)*                         3,900             196
   Arrow Electronics*                 13,300             311
   Avaya*                             39,400             536
   Avnet*                             32,600             695
   Checkfree*                         13,400             370
   Cisco Systems*                     21,900             496

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Comverse Technology*               37,900       $     729
   Convergys*                         43,000             660
   Corning*                           20,000             229
   Cypress Semiconductor (B)*         14,000             313
   Electronic Data Systems (B)        24,600             532
   Flextronics International*         20,000             321
   Hewlett-Packard                   185,000           4,013
   Imation                             1,700              58
   Ingram Micro, Cl A*                19,500             284
   International Business
     Machines                         44,300           4,011
   Lucent Technologies (B)*          174,100             557
   Maxtor*                            56,900             635
   Motorola                           92,800           1,303
   National Semiconductor*            22,600           1,011
   NCR*                               23,300             813
   PerkinElmer                        51,000             862
   Qualcomm                            3,800             169
   Reynolds & Reynolds, Cl A          15,600             433
   Sanmina-SCI*                       76,700             935
   Scientific-Atlanta                 13,300             384
   Solectron*                         20,000             117
   Storage Technology*                 9,100             229
   Sun Microsystems*                 123,600             528
   Tech Data*                          2,700              99
   Tellabs*                           15,200             122
   Unisys*                            20,400             333
   Vishay Intertechnology*            11,200             235
   Xerox (B)*                         79,400             967
                                                   ---------
                                                      23,486
                                                   ---------
MATERIALS -- 3.8%
   Agrium                             23,000             375
   Alcan                              12,200             518
   Alcoa                              34,900           1,145
   Cytec Industries*                  13,600             493
   Dow Chemical                       15,400             578
   E.I. Du Pont de Nemours            43,100           1,787
   Eastman Chemical                    9,300             332
   Freeport-McMoRan Copper &
     Gold, Cl B                        9,700             422
   Georgia-Pacific                    28,000             764
   International Paper                 7,500             279
   Lubrizol                           25,700             774
   Lyondell Chemical                  24,200             359
   Martin Marietta Materials           6,200             264
   MeadWestvaco                        5,800             148
   Monsanto                           68,500           1,858
   Peabody Energy                     19,000             640
   Potash of Saskatchewan              4,900             398
   PPG Industries                     14,800             865
   Praxair                             5,100             366
   Rayonier                           11,000             408
   Sonoco Products                     5,000             107



--------------------------------------------------------------------------------
10  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Temple-Inland                       1,600       $      91
   Vulcan Materials                    1,700              76
   Weyerhaeuser                        1,200              69
                                                   ---------
                                                      13,116
                                                   ---------
TELECOMMUNICATION SERVICES -- 6.3%
   Alltel                             17,900             813
   AT&T                               43,900             871
   AT&T Wireless Services*            18,100             136
   BellSouth (B)                     200,600           5,222
   CenturyTel                         24,800             811
   Qwest Communications
     International*                   34,500             126
   SBC Communications                255,500           5,948
   Sprint-FON Group                   79,000           1,184
   Sprint-PCS Group*                  36,500             167
   Verizon Communications            204,800           6,711
                                                   ---------
                                                      21,989
                                                   ---------
UTILITIES -- 6.0%
   American Electric Power            27,600             764
   Constellation Energy Group         36,800           1,385
   Dominion Resources                  1,900             114
   DTE Energy                          9,500             358
   Duke Energy                        10,800             195
   Edison International*              94,200           1,924
   El Paso                            37,700             268
   Entergy                            51,800           2,738
   Exelon                             31,700           1,960
   FirstEnergy                        27,200             942
   FPL Group                           1,000              64
   National Fuel Gas                   6,400             148
   Nicor (B)                          10,900             357
   NiSource                           34,300             712
   Northeast Utilities                79,900           1,594
   NSTAR                              14,500             691
   Oneok                              63,400           1,256
   Peoples Energy                      6,000             241
   PG&E*                               3,700              93
   Pinnacle West Capital              19,900             783
   PPL                                18,000             736
   Progress Energy                    10,216             448
   Public Service Enterprise
     Group                             8,100             332
   Questar                             8,800             300
   Sempra Energy (B)                  41,700           1,181
   WGL Holdings                       14,600             390
   Wisconsin Energy                   19,700             644
   Xcel Energy                         6,500             109
                                                   ---------
                                                      20,727
                                                   ---------
Total Common Stock
   (Cost $333,714) ($ Thousands)                     343,700
                                                   ---------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C)(E) -- 2.0%
FINANCIALS -- 1.8%
   American Express Credit
     1.170%, 12/17/03                 $  373       $     373
        1.110%, 01/13/04                 124             124
   American Honda Finance
        1.305%, 03/15/04                 311             311
   Bear Stearns
        1.175%, 12/01/03                 498             498
   CCN Bluegrass
        1.190%, 08/18/04                 373             373
   CIT Group
        2.400%, 01/09/04                  80              80
        1.900%, 04/08/04                 294             294
        1.700%, 05/03/04                  50              50
        1.346%, 12/05/03                 194             194
   Citigroup
        1.499%, 05/04/04                 116             117
        1.350%, 03/09/04                 249             249
   Countrywide Home Loans
        1.400%, 01/13/04                 205             205
        1.390%, 12/10/03                 164             164
        1.330%, 05/14/04                 124             124
        1.265%, 09/24/04                 174             174
   Goldman Sachs Group
        1.340%, 05/04/04                 249             249
        1.160%, 12/17/03                 249             249
   HBOS Treasury Services
        1.150%, 07/19/04                  65              65
   Harwood
        1.180%, 06/20/06                 124             124
   Household Finance
        2.390%, 03/11/04                 233             233
        1.920%, 04/23/04                  25              25
   Liberty Light US Capital
        1.095%, 05/17/04                 398             398
   Merrill Lynch
        1.080%, 04/13/04                 249             249
   Morgan Stanley
        1.110%, 07/06/04                 249             249
        1.110%, 07/23/04                 249             249
   Paragon Mortgages
        1.140%, 09/15/04                 229             229
   Sigma Finance
        1.090%, 11/01/04                 149             149
   Tango
        1.380%, 08/13/04                 249             249
   USA Education
        1.341%, 01/23/04                  89              89
   Volkswagen Credit
        1.350%, 01/22/04                  50              50
                                                   ---------
                                                       6,186
                                                   ---------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  11

STATEMENT OF NET ASSETS (Unaudited)



Large Cap Value Fund (Concluded)

November 30, 2003



--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 0.2%
   Caterpillar
     1.320%, 05/28/04                 $  124       $     125
        1.306%, 03/05/04                 114             115
        1.300%, 04/08/04                 149             149
        1.250%, 07/09/04                 249             249
   General Electric
        1.119%, 01/28/04                 124             124
                                                   ---------
                                                         762
                                                   ---------
Total Corporate Obligations
   (Cost $6,948) ($ Thousands)                         6,948
                                                   ---------

COMMERCIAL PAPER (C)(D) -- 1.2%
FINANCIALS -- 1.2%
   Amstel Funding
        1.134%, 03/15/04                 249             248
   ASAP Funding Limited
        1.123%, 02/12/04                 149             149
   Concord Minutemen Capital
        1.082%, 01/21/04                 249             248
   Crown Point Capital
        1.113%, 02/12/04                 250             249
   Grampian Funding
        1.155%, 04/14/04                 249             248
   Hannover Funding
        1.132%, 01/21/04                 249             248
   JP Morgan Chase
        1.097%, 01/23/04                 498             497
   Lexington Parker Capital
        1.112%, 01/26/04                 249             248
   Moat Funding
        1.155%, 04/06/04                 373             372
   Park Granada
        1.100%, 12/11/03                 350             350
   Rhineland Funding
        1.156%, 12/16/03                 453             452
   Scaldis Capital
        1.102%, 02/06/04                 100             100
   Tannehill Capital
        1.177%, 05/19/04                 249             247
        1.163%, 02/23/04                 124             124
        1.072%, 01/23/04                 125             125
   Von Karman Funding
        1.110%, 12/08/03                 249             249
   White Pine Finance
        1.163%, 02/09/04                  50              50
        1.163%, 02/17/04                 150             150
                                                   ---------
Total Commercial Paper
   (Cost $4,354) ($ Thousands)                         4,354
                                                   ---------

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 1.0%
   AIM Invesco Treasurer's Money
     Market Reserve Fund (C)         124,408       $     124
   SEI Daily Income Trust,
     Prime Obligation Fund,
     Cl A++                        3,436,473           3,436
                                                   ---------
Total Cash Equivalents
   (Cost $3,560) ($ Thousands)                         3,560
                                                   ---------

U.S. TREASURY OBLIGATION -- 0.1%
  U.S. Treasury Bills (A)
        1.030%, 02/26/04              $  250             250
                                                   ---------
Total Treasury Obligation
   (Cost $250) ($ Thousands)                             250
                                                   ---------

REPURCHASE AGREEMENTS -- 0.7%
   Deutsche Bank
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $1,625,106
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $1,657,462) (C)            1,625           1,625
   Lehman Brothers
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $646,981
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $659,869) (C)                647             647
                                                   ---------
Total Repurchase Agreements
   (Cost $2,272) ($ Thousands)                         2,272
                                                   ---------
Total Investments -- 103.8%
   (Cost $351,098) ($ Thousands)                     361,084
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (3.8%)
Payable upon Return on Securities Loaned             (13,698)
Investment Advisory Fees Payable                         (73)
Other Assets and Liabilities, Net                        480
                                                   ---------
Total Other Assets and Liabilities                   (13,291)
                                                   ---------



--------------------------------------------------------------------------------

12  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                       Value
                                               ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 34,082,310 outstanding
   shares of beneficial interest                    $349,721
Undistributed net investment income                    1,465
Accumulated net realized loss on investments         (13,447)
Net unrealized appreciation on investments             9,986
Net unrealized appreciation on futures contracts          68
                                                    --------
Total Net Assets-- 100.0%                           $347,793
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $10.20
                                                      ======
  * Non-income producing security.
  + Real Estate Investment Trust
 ++ See Note 3 in Notes to Financial Statements.
(A) This security or a partial position of this security has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at November 30, 2003 (see Note 9). The total value of securities on loan at November 30, 2003 was $13,220,805.
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2003 was $13,697,620.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported is the rate in effect as of November 30, 2003.
ADR -- American Depositary Receipt
Cl -- Class
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  13

STATEMENT OF NET ASSETS (Unaudited)



Large Cap Growth Fund
November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 97.8%
CONSUMER DISCRETIONARY -- 19.3%
   Advance Auto Parts*                14,700       $   1,200
   Bed Bath & Beyond*                  6,500             275
   Clear Channel Communications       39,820           1,665
   COX Communications, Cl A (B)*     114,920           3,896
   Dollar Tree Stores*                 8,660             275
   eBay*                             119,822           6,692
   Family Dollar Stores               47,710           1,841
   Foot Locker                        14,860             328
   Gannett                            33,050           2,862
   General Motors, Cl H*              50,200             833
   Harrah's Entertainment             20,100             962
   Home Depot                         77,029           2,832
   InterActive (B)*                   65,000           2,135
   Kohl's*                            87,246           4,216
   Lamar Advertising (B)*             14,290             503
   Liberty Media, Cl A*              368,080           4,067
   Lowe's                             57,764           3,368
   Mandalay Resort Group              27,000           1,160
   Marriott International, Cl A       91,887           4,211
   McGraw-Hill                        19,970           1,368
   Metro-Goldwyn-Mayer*               14,456             238
   Omnicom Group                      17,900           1,426
   Petsmart                           12,000             290
   Staples*                          140,000           3,801
   Starwood Hotels & Resorts
     Worldwide                        11,250             388
   Time Warner*                       63,850           1,039
   TJX                                80,000           1,807
   Univision Communications,
     Cl A (B)*                        53,030           1,913
   Viacom, Cl B                       50,550           1,988
   Walt Disney                        61,552           1,421
   XM Satellite Radio Holdings,
     Cl A (B)*                       141,200           3,523
                                                   ---------
                                                      62,523
                                                   ---------
CONSUMER STAPLES -- 10.1%
   Avon Products                       5,430             372
   Coca-Cola                          67,350           3,132
   Colgate-Palmolive                  45,862           2,408
   CVS                                13,900             521
   Dean Foods*                        22,700             745
   Energizer Holdings*                 8,870             336
   Gillette                          153,742           5,186
   PepsiCo                           119,239           5,738
   Procter & Gamble                   37,399           3,599
   Wal-Mart Stores                   128,660           7,158
   Walgreen                           60,000           2,208
   Wm. Wrigley Jr.                    21,930           1,209
                                                   ---------
                                                      32,612
                                                   ---------
ENERGY -- 0.8%
   Schlumberger                       49,997           2,346
   XTO Energy                         13,500             341
                                                   ---------
                                                       2,687
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

FINANCIALS -- 11.6%
   AMBAC Financial Group               8,900       $     612
   American Express                   19,000             869
   American International Group      103,543           6,000
   Capital One Financial              14,400             860
   Charles Schwab                    395,724           4,591
   Citigroup                          58,421           2,748
   Fannie Mae                         31,770           2,224
   Freddie Mac                        39,800           2,166
   Golden West Financial               3,700             373
   Goldman Sachs Group                43,087           4,140
   Marsh & McLennan                   34,046           1,513
   MBNA                               37,030             908
   Moody's (B)                        65,840           3,771
   Northern Trust                     65,000           2,915
   State Street                       78,264           3,988
                                                   ---------
                                                      37,678
                                                   ---------
HEALTH CARE -- 17.7%
   Allergan                           40,000           2,989
   Amgen*                            108,173           6,221
   Beckman Coulter                     9,800             501
   Boston Scientific*                 19,000             682
   Cardinal Health                    19,205           1,174
   Caremark Rx (B)*                   23,640             631
   Celgene*                           19,200             878
   Eli Lilly                          49,769           3,412
   Genentech*                         61,300           5,168
   Guidant                            16,900             959
   IMS Health                         29,802             686
   Invitrogen*                         7,700             525
   Johnson & Johnson                  76,957           3,793
   Medtronic                         181,204           8,191
   Pfizer                            375,320          12,592
   Select Medical*                    14,600             523
   Teva Pharmaceutical
     Industries ADR                   15,400             928
   Watson Pharmaceuticals*             8,000             377
   WellPoint Health Networks*         36,000           3,366
   Wyeth                              48,050           1,893
   Zimmer Holdings*                   30,000           1,978
                                                   ---------
                                                      57,467
                                                   ---------
INDUSTRIALS -- 8.6%
   3M                                 26,808           2,119
   AMR*                               32,500             417
   Apollo Group, Cl A*                15,600           1,077
   Career Education*                  10,200             521
   Caterpillar                        30,818           2,344
   Cendant*                           78,340           1,736
   Cintas                             45,260           2,115
   Cummins                            16,900             785
   Expeditors International
     Washington                       90,000           3,513
   Fastenal                           25,101           1,247

--------------------------------------------------------------------------------
14  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   General Electric                   39,030       $   1,119
   JetBlue Airways*                   11,400             416
   Masco (B)                          43,494           1,183
   Rockwell Automation                15,600             519
   United Parcel Service, Cl B        87,151           6,342
   Valassis Communications*           17,090             465
   Weight Watchers International*     55,000           2,032
                                                   ---------
                                                      27,950
                                                   ---------
INFORMATION TECHNOLOGY -- 27.1%
   Amkor Technology*                  45,400             886
   Automatic Data Processing          15,422             590
   Cisco Systems*                    353,630           8,013
   Computer Associates
     International                    32,100             748
   Dell*                             121,460           4,190
   DST Systems*                       13,770             514
   EchoStar Communications,
     Cl A*                           129,060           4,450
   Electronic Arts*                   27,768           1,228
   EMC*                              155,162           2,132
   First Data                        261,575           9,901
   Fiserv*                            60,278           2,260
   Foundry Networks*                  29,300             772
   Intel                             400,097          13,375
   Intuit*                            14,410             725
   Microsoft                         530,668          13,638
   National Semiconductor*            20,500             917
   Oracle*                           144,200           1,732
   Paychex                           178,117           6,852
   Polycom*                           25,800             511
   Qualcomm                          173,716           7,739
   Research In Motion*                23,000           1,049
   Sabre Holdings                     29,160             608
   Sandisk*                           11,300             914
   Sungard Data Systems*              35,884             970
   Texas Instruments                  72,390           2,154
   Veritas Software*                  30,953           1,177
                                                   ---------
                                                      88,045
                                                   ---------
MATERIALS -- 1.0%
   Praxair                            43,000           3,087
                                                   ---------
TELECOMMUNICATION SERVICES -- 1.6%
   Amdocs*                            21,000             525
   Crown Castle International*        44,850             557
   Nextel Communications,
     Cl A (B)*                        58,100           1,472
   Nokia Oyj ADR                     140,267           2,521
                                                   ---------
                                                       5,075
                                                   ---------
Total Common Stock
   (Cost $308,040) ($ Thousands)                     317,124
                                                   ---------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS (C)(E)-- 2.0%
FINANCIALS -- 1.8%
   American Express Credit
     1.170%, 12/17/03                 $  349       $     349
        1.110%, 01/13/04                 116             116
   American Honda Finance
        1.305%, 03/15/04                 291             291
   Bear Stearns
        1.175%, 12/01/03                 466             466
   CCN Bluegrass
        1.190%, 08/18/04                 349             349
   CIT Group
        2.400%, 01/09/04                  75              75
        1.900%, 04/08/04                 275             275
        1.700%, 05/03/04                  47              47
        1.346%, 12/05/03                 182             182
   Citigroup
        1.499%, 05/04/04                 109             109
        1.350%, 03/09/04                 233             233
   Countrywide Home Loans
        1.400%, 01/13/04                 192             192
        1.390%, 12/10/03                 154             154
        1.330%, 05/14/04                 116             116
        1.265%, 09/24/04                 163             163
   Goldman Sachs Group
        1.340%, 05/04/04                 233             233
        1.160%, 12/17/03                 233             233
   HBOS Treasury Services
        1.150%, 07/19/04                  61              61
   Harwood
        1.180%, 06/20/06                 116             116
   Household Finance
        2.390%, 03/11/04                 218             218
        1.920%, 04/23/04                  23              23
   Liberty Light US Capital
        1.095%, 05/17/04                 373             373
   Merrill Lynch
        1.080%, 04/13/04                 233             233
   Morgan Stanley
        1.110%, 07/06/04                 233             233
        1.110%, 07/23/04                 233             233
   Paragon Mortgages
        1.140%, 09/15/04                 214             214
   Sigma Finance
        1.090%, 11/01/04                 140             140
   Tango
        1.380%, 08/13/04                 233             233
   USA Education
        1.341%, 01/23/04                  83              83
   Volkswagen Credit
        1.350%, 01/22/04                  47              47
                                                   ---------
                                                       5,790
                                                   ---------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  15

STATEMENT OF NET ASSETS (Unaudited)



Large Cap Growth Fund (Concluded)
November 30, 2003

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 0.2%
   Caterpillar
     1.320%, 05/28/04                 $  116       $     117
        1.306%, 03/05/04                 107             107
        1.300%, 04/08/04                 140             140
        1.250%, 07/09/04                 233             233
   General Electric
        1.119%, 01/28/04                 116             116
                                                   ---------
                                                         713
                                                   ---------
Total Corporate Obligations
   (Cost $6,503) ($ Thousands)                         6,503
                                                   ---------

COMMERCIAL PAPER (C)(D)-- 1.2%
FINANCIALS -- 1.2%
   Amstel Funding
        1.134%, 03/15/04                 233             232
   ASAP Funding Limited
        1.123%, 02/12/04                 140             139
   Concord Minutemen Capital
        1.082%, 01/21/04                 233             233
   Crown Point Capital
        1.113%, 02/12/04                 234             233
   Grampian Funding
        1.155%, 04/14/04                 233             232
   Hannover Funding
        1.132%, 01/21/04                 233             233
   JP Morgan Chase
        1.097%, 01/23/04                 466             465
   Lexington Parker Capital
        1.112%, 01/26/04                 233             232
   Moat Funding
        1.155%, 04/06/04                 349             348
   Park Granada
        1.100%, 12/11/03                 327             327
   Rhineland Funding
        1.156%, 12/16/03                 424             423
   Scaldis Capital
        1.102%, 02/06/04                  94              93
   Tannehill Capital
        1.177%, 05/19/04                 233             232
        1.163%, 02/23/04                 116             116
        1.072%, 01/23/04                 117             117
   Von Karman Funding
        1.110%, 12/08/03                 233             233
   White Pine Finance
        1.163%, 02/09/04                  47              47
        1.163%, 02/17/04                 141             141
                                                   ---------
Total Commercial Paper
   (Cost $4,076) ($ Thousands)                         4,076
                                                   ---------

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

CASH EQUIVALENTS -- 1.9%
   AIM Invesco Treasurer's Money
     Market Reserve Fund (C)         116,455       $     116
   First Union Cash Management
     Program                         927,085             927
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++       5,264,617           5,265
                                                   ---------
Total Cash Equivalents
   (Cost $6,308) ($ Thousands)                         6,308
                                                   ---------
U.S. Treasury Obligation -- 0.3%
  U.S. Treasury Bills (A)
        1.030%, 02/26/04              $1,000             998
                                                   ---------
Total Treasury Obligation
   (Cost $998) ($ Thousands)                             998
                                                   ---------
REPURCHASE AGREEMENTS -- 0.7%
   Deutsche Bank
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $1,521,215
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $1,551,503) (C)            1,521           1,521
   Lehman Brothers
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $605,620
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $617,684) (C)                606             606
                                                   ---------
Total Repurchase Agreements
   (Cost $2,127) ($ Thousands)                         2,127
                                                   ---------
Total Investments -- 103.9%
   (Cost $328,052) ($ Thousands)                     337,136
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (3.9%)
Payable upon Return on Securities Loaned             (12,822)
Investment Advisory Fees Payable                         (69)
Other Assets and Liabilities, Net                        145
                                                   ---------
Total Other Assets and Liabilities                   (12,746)
                                                   ---------



--------------------------------------------------------------------------------
16  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                       Value
                                                ($ Thousands)
--------------------------------------------------------------------------------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization-- no par value)
   based on 62,257,525 outstanding
   shares of beneficial interest                    $477,226
Undistributed net investment income                      398
Accumulated net realized loss on investments        (162,381)
Net unrealized appreciation on investments             9,084
Net unrealized appreciation on futures contracts          63
                                                    --------
Total Net Assets-- 100.0%                           $324,390
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                           $5.21
                                                       =====
* Non-income producing security.
++ See Note 3 in Notes to Financial Statements.
(A) This security or a partial position of this security has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at November 30, 2003 (see Note 9). The total value of securities on loan at November 30, 2003 was $12,621,482.
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2003 was $12,821,950.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported is the rate in effect as of November 30, 2003.
ADR -- American Depositary Receipt
Cl -- Class



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  17

STATEMENT OF NET ASSETS (Unaudited)



Large Cap Disciplined Equity Fund
November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.4%
CONSUMER DISCRETIONARY -- 11.5%
   Abercrombie & Fitch, Cl A*          9,603       $     282
   American Axle & Manufacturing
     Holdings*                         1,978              78
   American Greetings, Cl A*             366               8
   Argosy Gaming*                      2,700              68
   Autoliv                             2,458              82
   Autonation*                        17,131             301
   Autozone*                             962              92
   Aztar*                                 61               1
   Bally Total Fitness Holding*        5,700              40
   Barnes & Noble*                       126               4
   Bed Bath & Beyond*                  4,978             210
   Best Buy                            9,229             572
   Big Lots*                           3,925              58
   Black & Decker                      1,099              51
   Blyth                                 274               8
   Borders Group*                        789              18
   Brunswick                           1,366              41
   Carnival                            2,789              98
   Centex                              6,909             756
   Claire's Stores                     1,638              76
   Clear Channel Communications        9,183             384
   Coach*                              3,426             136
   Coldwater Creek*                      500               7
   Columbia Sportswear*                  620              37
   Comcast, Cl A*                     28,121             882
   COX Communications, Cl A*           7,611             258
   Dana                                8,668             140
   Darden Restaurants                 14,015             290
   Delphi                             26,427             232
   Dollar General                     32,496             686
   Dura Automotive Systems, Cl A*        900               9
   Eastman Kodak                       9,807             239
   eBay*                              11,368             635
   Electronics Boutique Holdings*      1,900              46
   Family Dollar Stores               12,561             485
   Federated Department Stores        23,176           1,138
   Ford Motor                        113,539           1,499
   Fortune Brands                     13,662             933
   Fox Entertainment Group, Cl A*     19,807             565
   Gannett                             1,344             116
   Gap                                28,820             620
   General Motors                     25,470           1,090
   General Motors, Cl H*               4,906              81
   Getty Images*                         338              15
   Harley-Davidson                     1,931              91
   Harman International Industries       314              43
   Harrah's Entertainment              6,832             327
   Hasbro                             19,257             426
   Hearst-Argyle Television*             311               8
   Hilton Hotels                       4,518              74

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Home Depot                         69,622       $   2,559
   International Game Technology       9,906             344
   Johnson Controls                      906              99
   Jones Apparel Group                 6,044             209
   KB Home                             7,120             490
   Knight-Ridder                         539              40
   Kohl's*                               200              10
   Liberty Media, Cl A*               38,817             429
   Limited                            15,510             278
   Liz Claiborne                       3,131             110
   Lowe's                             15,488             903
   Marriott International, Cl A          306              14
   Mattel                             41,023             830
   May Department Stores              24,986             741
   McDonald's                         49,881           1,278
   McGraw-Hill                        14,273             978
   Meredith                            1,653              79
   Metro-Goldwyn-Mayer*                4,730              78
   New York Times, Cl A                  492              23
   Nike, Cl B                            990              67
   Nordstrom                           2,313              80
   NVR*                                  916             450
   Omnicom Group                       1,237              99
   Park Place Entertainment*           2,431              25
   Petsmart                            2,906              70
   PF Chang's China Bistro*              800              43
   Pulte Homes                         1,879             180
   RadioShack                         17,723             552
   Reebok International                5,567             224
   Rent-A-Center*                      3,699             120
   Ross Stores                         2,339             128
   Sears Roebuck                       2,408             133
   Sherwin-Williams                   30,327             984
   Snap-On                               183               6
   Staples*                            3,915             106
   Starbucks*                          3,804             122
   Starwood Hotels & Resorts
     Worldwide                         2,163              75
   Talbots                             1,848              61
   Target                             12,872             498
   Tiffany                             2,523             114
   Time Warner*                       63,828           1,039
   TJX                                 1,316              30
   Tribune                             3,976             194
   Univision Communications,
     Cl A*                               755              27
   Vans*                               2,101              27
   VF                                  1,348              56
   Viacom, Cl B                       52,569           2,067
   Walt Disney                       100,052           2,310
   Whirlpool                           9,200             629
   Yankee Candle*                      3,091              91
   Yum! Brands*                        5,309             183
                                                   ---------
                                                      34,618
                                                   ---------


--------------------------------------------------------------------------------
18  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

CONSUMER STAPLES -- 10.3%
   Alberto-Culver, Cl B                  495       $      30
   Albertson's                         6,600             140
   Altria Group                       40,395           2,101
   Anheuser-Busch                     46,766           2,423
   Archer-Daniels-Midland              9,709             139
   Avon Products                       5,038             345
   Brown-Forman, Cl B                    828              76
   Campbell Soup                      42,134           1,079
   Clorox                              2,333             109
   Coca-Cola                          49,881           2,320
   Coca-Cola Enterprises               2,297              47
   Colgate-Palmolive                  12,203             641
   CVS                                16,455             616
   Dial                                5,485             142
   General Mills                       4,837             218
   Gillette                           73,412           2,476
   Hershey Foods                       4,197             326
   HJ Heinz                            6,822             246
   Interstate Bakeries                 1,682              27
   Kellogg                             3,735             134
   Kimberly-Clark                     12,794             694
   Kroger*                            30,438             574
   McCormick                             183               5
   Pepsi Bottling Group               39,006             900
   PepsiCo                            71,601           3,445
   Procter & Gamble                   33,165           3,192
   RJ Reynolds Tobacco Holdings        4,435             245
   Supervalu                          18,455             477
   Sysco                              15,654             569
   Tyson Foods, Cl A                   2,922              40
   UST                                 3,116             112
   Wal-Mart Stores                   119,359           6,641
   Walgreen                            5,786             213
   Winn-Dixie Stores                   4,665              42
   Wm. Wrigley Jr.                       383              21
                                                   ---------
                                                      30,805
                                                   ---------
ENERGY -- 5.2%
   Amerada Hess                        4,643             220
   Anadarko Petroleum                  5,541             249
   Apache                              2,542             183
   Ashland                               127               5
   Baker Hughes                        4,962             143
   BJ Services*                       11,483             366
   Burlington Resources                2,524             127
   ChevronTexaco                      17,675           1,327
   ConocoPhillips                     24,373           1,383
   Devon Energy                        4,580             226
   EOG Resources                         432              18
   Exxon Mobil                       164,016           5,932
   Halliburton                        13,330             311
   Marathon Oil                       56,878           1,684

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Nabors Industries Ltd.*               735       $      27
   Newfield Exploration*               1,552              64
   Occidental Petroleum               60,727           2,228
   Prima Energy*                         481              14
   Rowan*                              2,013              43
   Schlumberger                       15,478             726
   Sunoco                              1,729              83
   Tetra Technologies*                 1,481              33
   Valero Energy                       2,131              92
                                                   ---------
                                                      15,484
                                                   ---------
FINANCIALS -- 19.3%
   ACE                                41,916           1,528
   Aflac                               2,726              98
   AG Edwards                          2,200              81
   Allstate                           24,259             980
   AMBAC Financial Group                 366              25
   American Express                   17,046             779
   American Financial Group              846              21
   American International Group       51,805           3,002
   AmSouth Bancorp                     2,347              56
   AON                                 1,058              23
   Bank of America                    60,579           4,569
   Bank of New York                    3,961             121
   Bank One                           50,953           2,209
   Bear Stearns                        6,050             438
   Capital One Financial               2,821             168
   Charles Schwab                      1,181              14
   Charter One Financial               3,639             121
   Chubb                                  63               4
   Citigroup                         177,653           8,357
   Countrywide Credit Industry         4,941             522
   Doral Financial                     1,390              70
   E*TRADE Group*                      2,736              30
   Equity Office Properties Trust+     9,091             252
   Equity Residential+                   618              18
   Everest Re Group                    2,125             175
   Fannie Mae                         39,798           2,786
   Fidelity National Financial         5,147             182
   Fifth Third Bancorp                 4,384             255
   First Tennessee National           10,518             469
   FleetBoston Financial              30,616           1,243
   Franklin Resources                  1,709              82
   Freddie Mac                        14,199             773
   Golden West Financial               1,721             174
   Goldman Sachs Group                 9,143             878
   Greenpoint Financial                4,333             147
   Hartford Financial Services
     Group                                64               3
   Huntington Bancshares               6,591             145
   John Hancock Financial Services     6,786             249
   JP Morgan Chase                   118,338           4,184
   Keycorp                             1,465              41
   Lehman Brothers Holdings            8,626             623


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  19

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Lincoln National                    2,908       $     114
   Marsh & McLennan                   39,090           1,737
   MBIA                                  574              33
   MBNA                               30,287             743
   Merrill Lynch                      42,848           2,432
   Metlife                             8,795             287
   MGIC Investment                       300              16
   Moody's                             2,067             118
   Morgan Stanley                     35,033           1,937
   National City                       9,325             313
   New York Community Bancorp          1,328              52
   Odyssey Re Holdings                   400               9
   Old Republic International          2,417              90
   PNC Financial Services Group        8,857             481
   Principal Financial Group          16,386             543
   Progressive                         3,624             283
   Providian Financial*                4,700              53
   Prudential Financial                4,049             158
   Reckson Associates Realty+          1,000              24
   Regions Financial                   2,712             101
   Safeco                             32,702           1,224
   Simon Property Group+               3,681             175
   SLM                                13,347             496
   SouthTrust                          4,140             133
   St. Paul                           11,864             440
   SunTrust Banks                      1,788             127
   Synovus Financial                     600              17
   T Rowe Price Group                  3,264             137
   Torchmark                           4,717             208
   Travelers Property Casualty,
     Cl B                             35,636             556
   Union Planters                      1,385              48
   UnionBanCal                           964              55
   UnumProvident                       2,514              38
   US Bancorp                         69,598           1,929
   Wachovia                           76,805           3,514
   Washington Mutual                  22,700           1,040
   Wells Fargo                        36,149           2,072
   WR Berkley                          2,722              93
   Xl Capital, Cl A                    1,173              88
   Zions Bancorporation                  587              36
                                                   ---------
                                                      57,845
                                                   ---------
HEALTH CARE -- 13.4%
   aaiPharma*                          2,100              38
   Abbott Laboratories                31,195           1,379
   Aetna                              16,237           1,045
   Align Technology*                     395               7
   Allergan                            1,750             131
   American Pharmaceutical
     Partners*                             1              --
   Amgen*                             29,506           1,697
   Amsurg*                               800              30
   Anthem*                             6,112             441
   Apogent Technologies*                 900              21

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Applera                               336       $       7
   Bausch & Lomb                       1,610              81
   Baxter International               13,800             384
   Becton Dickinson                   16,706             669
   Biogen Idec*                        1,237              47
   Biomet                                636              23
   Bone Care International*              125               2
   Boston Scientific*                 54,427           1,953
   Bristol-Myers Squibb               39,836           1,050
   Cardinal Health                     1,788             109
   Celgene*                            2,400             110
   Cephalon*                             406              19
   Chiron*                             2,337             125
   Cigna                               5,169             277
   Coventry Health Care*               1,794             107
   CR Bard                             3,444             260
   Cyberonics*                           400              11
   Cytyc*                              1,066              14
   DaVita*                             1,440              55
   Eli Lilly                           8,588             589
   Endo Pharmaceuticals Holdings*      1,428              27
   Forest Laboratories*                2,418             132
   Genentech*                          3,437             290
   Genzyme*                           10,242             479
   Guidant                            20,880           1,185
   Health Net*                           753              25
   Humana*                            11,802             263
   IMS Health                         19,839             457
   Johnson & Johnson                  85,305           4,205
   King Pharmaceuticals*               4,783              62
   Kos Pharmaceuticals*                  248              11
   KV Pharmaceutical, Cl A*              271               7
   LifePoint Hospitals*                1,100              33
   Lincare Holdings*                   3,551             106
   Manor Care                          2,160              76
   McKesson                           17,950             524
   Medco Health Solutions*             8,074             294
   Medimmune*                          3,077              73
   Medtronic                          19,951             902
   Merck                             118,886           4,827
   MGI Pharma*                           560              21
   Millipore*                            863              37
   Pediatrix Medical Group*              900              48
   Pfizer                            215,622           7,234
   PSS World Medical*                  1,700              17
   Schering-Plough                       880              14
   St. Jude Medical*                  18,474           1,170
   Stryker                             8,014             649
   Techne*                               860              31
   UnitedHealth Group                 32,389           1,746
   US Oncology*                          874               9
   Valeant Pharmaceuticals               799              19
   Varian Medical Systems*             4,834             334
   Ventana Medical Systems*              100               4

--------------------------------------------------------------------------------
20  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Visx*                                 900       $      22
   Watson Pharmaceuticals*             5,541             261
   WellPoint Health Networks*          6,210             581
   Wyeth                              80,311           3,164
   Zimmer Holdings*                    2,695             178
                                                   ---------
                                                      40,198
                                                   ---------
INDUSTRIALS -- 9.5%
   3M                                 30,176           2,385
   Accenture, Cl A*                   10,930             272
   Alliance Data Systems*              2,120              64
   Alliant Techsystems*                  700              36
   Allied Waste Industries*            1,094              14
   American Power Conversion           7,482             164
   Apollo Group, Cl A*                 8,700             601
   Boeing                              3,418             131
   Burlington Northern Santa Fe       13,264             395
   Caterpillar                         8,022             610
   Cendant*                           71,824           1,592
   Cooper, Cl A                        4,722             253
   Cornell*                              200               3
   Crane                               1,818              53
   Cummins                             2,660             124
   Danaher                             2,725             227
   Deere                                 986              60
   Delta Air Lines                       362               5
   Deluxe                             19,886             819
   Dover                               1,365              52
   Eaton                                 808              83
   Education Management*                 100               7
   Emerson Electric                    1,299              79
   ExpressJet Holdings*                2,101              33
   FedEx                              13,428             976
   Flowserve*                          2,867              61
   Fluor                               2,092              77
   General Dynamics                    6,633             536
   General Electric                  270,997           7,769
   Gevity HR                           1,747              39
   Goodrich                           11,750             323
   H&R Block                          18,302             994
   Herley*                             1,696              33
   HON Industries                        388              16
   Honeywell International             1,038              31
   Illinois Tool Works                    63               5
   Ingersoll-Rand, Cl A                7,006             437
   ITT Educational Services*           2,165             121
   ITT Industries                        185              12
   Labor Ready*                          800               9
   Lafarge North America                 721              27
   Lockheed Martin                    12,433             571
   Masco                              16,391             446
   Monster Worldwide*                  6,139             148
   Navistar International*             2,504             108

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Northrop Grumman                    5,427       $     503
   Paccar                              6,990             561
   Pall                                2,132              55
   Pentair                               351              15
   Pitney Bowes                        1,212              48
   Raytheon                            4,079             113
   Robert Half International*            184               4
   Rockwell Automation                37,986           1,263
   Rockwell Collins                    7,553             203
   RR Donnelley & Sons                13,931             391
   Ryder System                        5,142             160
   ServiceMaster                       2,160              24
   Skywest                               360               6
   Sourcecorp*                           649              16
   Southwest Airlines                 15,472             278
   Swift Transportation*                 439               9
   Sylvan Learning Systems*              313              10
   Tyco International                 36,034             827
   Union Pacific                          47               3
   United Parcel Service, Cl B        29,462           2,144
   United Technologies                 7,863             674
   University of Phoenix Online*         498              38
   W.W. Grainger                         371              17
   Waste Management                    4,694             138
   York International                  2,932             117
                                                   ---------
                                                      28,418
                                                   ---------
INFORMATION TECHNOLOGY -- 17.8%
   3Com*                               9,147              68
   Adobe Systems                      15,984             660
   Advanced Micro Devices*             4,262              77
   Advent Software*                    1,000              17
   Agilent Technologies*               1,672              47
   Altera*                            35,002             887
   Amkor Technology*                   3,274              64
   Analog Devices*                     2,800             139
   Anaren*                             2,046              31
   Andrew*                               900              11
   Apple Computer*                     2,765              58
   Applied Materials*                  7,525             183
   Autodesk                            3,240              75
   Automatic Data Processing           2,253              86
   Avaya*                              7,800             106
   Barra*                                805              30
   BMC Software*                      12,298             204
   Broadcom, Cl A*                     3,203             117
   CDW                                   780              47
   Cisco Systems*                    173,825           3,939
   Citrix Systems*                    13,017             313
   Computer Associates
     International                    20,587             480
   Computer Sciences*                 17,698             733
   Compuware*                          9,110              52
   Comverse Technology*               18,094             348

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  21

STATEMENT OF NET ASSETS (Unaudited)



Large Cap Disciplined Equity Fund (Concluded)
November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Concord EFS*                        3,386       $      39
   Convergys*                         21,770             334
   Corning*                            5,000              57
   Cypress Semiconductor*              3,162              71
   Daktronics*                           252               5
   Dell*                              59,774           2,062
   Diebold                             2,793             148
   Digi International*                   300               3
   Digital Insight*                      867              21
   DST Systems*                        2,114              79
   Electronic Arts*                   22,874           1,012
   Electronic Data Systems               188               4
   EMC*                              115,518           1,587
   First Data                         26,125             989
   Gateway*                            7,328              33
   Harris                              5,351             207
   Hewlett-Packard                    84,679           1,837
   Intel                             231,125           7,726
   International Business
     Machines                         67,527           6,114
   InterVoice*                           900               9
   Intuit*                            14,985             753
   Jabil Circuit*                      5,453             150
   Keane*                              2,916              41
   Keynote Systems*                      361               4
   Kla-Tencor*                         1,336              78
   Lexmark International*             16,337           1,264
   Linear Technology                  12,703             548
   LSI Logic*                          2,138              20
   Maxim Integrated Products          18,276             952
   Mercury Computer Systems*           3,101              74
   Mercury Interactive*                4,444             208
   Micron Technology*                  4,000              52
   Microsoft                         268,774           6,907
   Motorola                           72,699           1,021
   MPS Group*                          2,172              20
   National Semiconductor*            15,488             693
   Network Appliance*                 10,638             246
   Novellus Systems*                     263              11
   Nvidia*                               625              13
   Oracle*                           151,752           1,823
   Paychex                             6,654             256
   Peoplesoft*                         2,534              54
   PerkinElmer                        16,617             281
   Plantronics*                        1,770              54
   PMC - Sierra*                      13,441             274
   Polycom*                            4,093              81
   QLogic*                             3,061             174
   Qualcomm                           19,485             868
   Renaissance Learning*                 547              13
   Retek*                                352               4
   Sabre Holdings                        184               4
   Sanmina-SCI*                       14,055             171
   Scientific-Atlanta                 23,743             686

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Standard Microsystems*                687       $      18
   Storage Technology*                 3,891              98
   Sungard Data Systems*              18,918             511
   Symantec*                           2,400              79
   Symbol Technologies                 9,116             127
   Tektronix                           1,940              53
   Tellabs*                            6,491              52
   Texas Instruments                  17,300             515
   Thermo Electron*                   30,018             717
   Tyler Technologies*                   619               5
   Ulticom*                              378               4
   Unisys*                            50,378             822
   Utstarcom*                          1,900              72
   Varian*                               178               7
   VeriSign*                             665              11
   Veritas Software*                   5,398             205
   Vitesse Semiconductor*              2,740              20
   Waters*                             6,697             214
   Westell Technologies*               1,828              14
   Western Digital*                    1,740              22
   Xerox*                              8,666             106
   Xilinx*                             4,973             187
   Yahoo!*                            17,073             734
                                                   ---------
                                                      53,500
                                                   ---------
MATERIALS -- 2.7%
   Alcoa                              16,194             531
   Ball                                2,320             130
   Commercial Metals                     310               8
   Dow Chemical                        9,167             344
   E.I. Du Pont de Nemours            11,959             496
   Ecolab                             26,255             689
   Freeport-McMoRan Copper &
     Gold, Cl B                        8,035             350
   Georgia-Pacific                    36,148             987
   International Flavors &
     Fragrances                          434              14
   Louisiana-Pacific*                 26,409             478
   MacDermid                           1,200              39
   Monsanto                           32,758             888
   Newmont Mining                     31,912           1,536
   Pactiv*                            25,089             563
   Phelps Dodge*                       6,400             408
   PPG Industries                         75               4
   Praxair                             3,318             238
   Sealed Air*                         4,929             260
   Sigma-Aldrich                       3,535             189
   United States Steel                 3,458              86
                                                   ---------
                                                       8,238
                                                   ---------
TELECOMMUNICATION SERVICES -- 3.5%
   Alltel                              1,430              65
   Amdocs*                             6,303             158
   AT&T                               11,977             237

--------------------------------------------------------------------------------
22  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   AT&T Wireless Services*           105,142       $     789
   BellSouth                          98,180           2,556
   CenturyTel                         13,431             439
   Citizens Communications*            8,168              89
   Inet Technologies*                    249               3
   Lightbridge*                          600               6
   Nextel Communications, Cl A*       64,796           1,641
   Nextel Partners, Cl A*                600               7
   SBC Communications                 34,260             798
   Sprint-FON Group                   86,462           1,296
   Verizon Communications             75,963           2,489
                                                   ---------
                                                      10,573
                                                   ---------
UTILITIES -- 2.2%
   Ameren                                860              38
   American States Water               1,551              38
   Centerpoint Energy                 20,770             201
   Cinergy                             2,283              83
   Consolidated Edison                   252              10
   Constellation Energy Group          6,828             257
   Dominion Resources                  4,227             255
   DTE Energy                          2,405              91
   Edison International*               6,002             123
   Entergy                            17,172             908
   Exelon                             14,710             909
   FirstEnergy                           502              17
   FPL Group                           1,080              69
   KeySpan                               236               8
   Kinder Morgan                       6,376             347
   Nicor                               1,711              56
   NiSource                            7,358             153
   Peoples Energy                      1,911              77
   PG&E*                              10,816             272
   Pinnacle West Capital                 365              14
   PPL                                10,215             418
   Public Service Enterprise Group    24,420           1,002
   Sempra Energy                       7,530             213
   Southern                            5,376             157
   TXU                                   700              15
   Williams                            6,578              62
   Xcel Energy                        54,251             906
                                                   ---------
                                                       6,699
                                                   ---------
Total Common Stock
   (Cost $271,948) ($ Thousands)                     286,378
                                                   ---------

CASH EQUIVALENTS -- 4.7%
   First Union Cash Management
     Program                         103,022             103
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++      14,244,876          14,245
                                                   ---------
Total Cash Equivalents
   (Cost $14,348) ($ Thousands)                       14,348
                                                   ---------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATION -- 0.0%
  U.S. Treasury Bills (A)
     0.930%, 12/26/03                   $100       $     100
                                                   ---------
Total Treasury Obligation
   (Cost $100) ($ Thousands)                             100
                                                   ---------
Total Investments -- 100.1%
   (Cost $286,396) ($ Thousands)                     300,826
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (0.1%)
Investment Advisory Fees Payable                         (68)
Other Assets and Liabilities, Net                       (373)
                                                   ---------
Total Other Assets and Liabilities                      (441)
                                                   ---------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization- - no par value)
   based on 2,821,038 outstanding
   shares of beneficial interest                     282,436
Undistributed net investment income                      673
Accumulated net realized gain on investments           2,134
Net unrealized appreciation on investments            14,430
Net unrealized appreciation on futures contracts         712
                                                    --------
Total Net Assets-- 100.0%                           $300,385
                                                    ========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                         $106.48
                                                     =======
  * Non-income producing security.
  + Real Estate Investment Trust
 ++ See Note 3 in Notes to Financial Statements.
(A) This security or a partial position of this security has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
Cl -- Class
Ltd -- Limited
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  23

STATEMENT OF NET ASSETS (Unaudited)



Large Cap Index Fund
November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.6%
CONSUMER DISCRETIONARY -- 12.2%
   99 Cents Only Stores*                 997       $      28
   Abercrombie & Fitch, Cl A*          2,414              71
   Advance Auto Parts*                   646              53
   Amazon.Com*                         5,645             305
   American Axle & Manufacturing
     Holdings*                           617              24
   Applebees International             1,450              56
   ArvinMeritor                        1,554              31
   Autoliv                             2,490              83
   Autonation*                         4,490              79
   Autozone*                           1,697             162
   Barnes & Noble*                     1,078              36
   Bed Bath & Beyond*                  7,638             323
   Belo, Cl A                          2,444              69
   Best Buy                            6,748             418
   Big Lots*                           2,988              44
   Black & Decker                      1,997              93
   Blockbuster, Cl A                     935              16
   Blyth                                 895              27
   Boise Cascade                       1,002              30
   Borders Group*                      2,009              45
   BorgWarner                            711              56
   Brinker International*              2,498              81
   Brunswick                           2,108              63
   Cablevision Systems, Cl A (B)*      2,077              43
   Carmax*                             2,588              85
   CBRL Group                          1,196              49
   Centex                              1,576             172
   Cheesecake Factory (B)*             1,221              53
   Chico's FAS (B)*                    2,183              84
   Circuit City Stores                 4,871              63
   Claire's Stores                     1,011              47
   Clear Channel Communications       13,534             566
   Coach*                              4,635             185
   Columbia Sportswear*                  325              19
   Comcast, Cl A*                     55,214           1,733
   COX Communications, Cl A*           5,836             198
   COX Radio, Cl A*                      916              20
   Dana                                3,893              63
   Darden Restaurants                  4,439              92
   Delphi                             12,409             109
   Dollar General                      7,389             156
   Dollar Tree Stores*                 2,964              94
   Dow Jones                           1,040              52
   DR Horton                           3,106             136
   E.W. Scripps, Cl A                    814              75
   Eastman Kodak (B)                   7,431             181
   eBay*                              10,814             604
   Entercom Communications*              982              45
   Entravision Communications,
     Cl A*                             1,110              10
   Ethan Allen Interiors                 899              37

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Family Dollar Stores                3,915       $     151
   Federated Department Stores         4,859             239
   Foot Locker                         3,573              79
   Ford Motor                         45,405             599
   Fortune Brands                      3,722             254
   Fox Entertainment Group,
     Cl A*                             4,484             128
   Furniture Brands International      1,132              30
   Gannett                             6,933             600
   Gap                                17,022             366
   Gemstar-TV Guide
     International*                    5,565              25
   General Motors                     11,941             511
   General Motors, Cl H*              22,630             376
   Gentex                              1,966              83
   Genuine Parts                       4,480             141
   Getty Images*                         891              39
   GTECH Holdings                      1,412              70
   Harley-Davidson                     7,762             366
   Harman International
     Industries                          677              92
   Harrah's Entertainment              2,863             137
   Harte-Hanks                         1,489              32
   Hasbro                              3,705              82
   Hearst-Argyle Television*             863              21
   Hilton Hotels                       8,870             145
   Home Depot                         59,204           2,176
   Hovnanian Enterprises, Cl A*          392              36
   InterActive (B)*                   10,817             355
   Interdigital Communications*        1,343              28
   International Game Technology       8,767             304
   International Speedway, Cl A          757              33
   Interpublic Group (B)*             10,212             146
   JC Penney                           7,058             176
   John Wiley & Sons, Cl A             1,134              30
   Johnson Controls                    2,281             250
   Jones Apparel Group                 3,045             105
   KB Home                             1,018              70
   Knight-Ridder                       2,142             159
   Kohl's*                             7,398             357
   Krispy Kreme Doughnuts (B)*         1,472              61
   La-Z-Boy                            1,457              29
   Lamar Advertising (B)*              1,914              67
   Leapfrog Enterprises (B)*             478              15
   Lear*                               1,567              93
   Lee Enterprises                     1,081              47
   Leggett & Platt                     5,037             102
   Lennar, Cl A                        1,498             147
   Lennar, Cl B                            1              --
   Liberty Media, Cl A*               70,761             782
   Limited                            11,481             206
   Liz Claiborne                       2,695              94
   Lowe's                             19,644           1,145
   Mandalay Resort Group               1,089              47
   Marriott International, Cl A        5,031             231
   Marvel Enterprises*                   850              24


--------------------------------------------------------------------------------
24  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Mattel                             11,229       $     227
   May Department Stores               7,488             222
   Maytag                              2,001              53
   McClatchy, Cl A                       474              31
   McDonald's                         32,840             842
   McGraw-Hill                         4,934             338
   MDC Holdings                          460              32
   Media General, Cl A                   448              30
   Meredith                              799              38
   Metro-Goldwyn-Mayer*                1,981              33
   MGM Mirage*                         1,800              67
   Michaels Stores                     1,751              83
   Mohawk Industries*                  1,274              92
   MSC Industrial Direct, Cl A           523              14
   Neiman-Marcus Group, Cl A*            945              51
   New York Times, Cl A                3,731             171
   Newell Rubbermaid                   7,124             163
   Nike, Cl B                          4,254             286
   Nordstrom                           2,459              85
   NTL*                                1,069              70
   NVR*                                  145              71
   O'Reilly Automotive*                1,032              45
   Office Depot*                       7,963             126
   Omnicom Group                       4,872             388
   Outback Steakhouse (B)              1,571              70
   Park Place Entertainment*           7,192              75
   Petsmart                            3,565              86
   Pier 1 Imports                      2,389              61
   Polaris Industries (B)                535              46
   Polo Ralph Lauren                   1,046              31
   Pulte Homes                         1,238             118
   Radio One, Cl D*                    2,020              35
   RadioShack                          4,388             137
   Reader's Digest Association         2,008              29
   Reebok International                1,241              50
   Regal Entertainment Group,
     Cl A                                563              12
   Regis                               1,063              44
   Rent-A-Center*                      1,780              58
   Ross Stores                         1,990             109
   Ruby Tuesday                        1,536              45
   Ryland Group                          667              61
   Saks*                               3,125              48
   Scholastic*                           642              21
   Sears Roebuck                       6,640             366
   Sherwin-Williams                    3,096             100
   Sirius Satellite Radio (B)*        23,271              48
   Snap-On                             1,491              45
   Stanley Works                       1,621              53
   Staples*                           12,290             334
   Starbucks*                         10,106             324
   Starwood Hotels & Resorts
     Worldwide                         4,944             170
   Station Casinos                       944              29
   Talbots                               571              19
   Target                             23,510             910

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Tiffany                             2,905       $     132
   Timberland, Cl A*                     482              26
   Time Warner*                      111,689           1,818
   TJX                                13,173             298
   Toll Brothers*                      1,080              45
   Toys "R" Us*                        5,492              65
   Tribune                             5,219             255
   UnitedGlobalCom, Cl A (B)*          2,136              15
   Univision Communications,
     Cl A*                             3,823             138
   VF                                  2,069              85
   Viacom, Cl B                       39,992           1,573
   Walt Disney                        52,788           1,219
   Washington Post, Cl B                 125             100
   Wendy's International               2,951             115
   Westwood One*                       2,134              65
   Whirlpool                           1,748             119
   Williams-Sonoma*                    2,191              79
   Wynn Resorts*                         717              18
   XM Satellite Radio Holdings,
     Cl A (B)*                         2,499              62
   Yum! Brands*                        7,499             259
                                                   ---------
                                                      32,623
                                                   ---------
CONSUMER STAPLES -- 9.9%
   Adolph Coors, Cl B                    695              38
   Alberto-Culver, Cl B                1,029              63
   Albertson's                         8,736             186
   Altria Group                       52,257           2,717
   Anheuser-Busch                     21,553           1,117
   Aramark, Cl B                       1,881              51
   Archer-Daniels-Midland             13,474             193
   Avon Products                       6,068             416
   Brown-Forman, Cl B                    877              80
   Campbell Soup                       5,781             148
   Church & Dwight                       950              38
   Clorox                              3,999             188
   Coca-Cola                          55,302           2,572
   Coca-Cola Enterprises               5,823             120
   Colgate-Palmolive                  13,874             728
   ConAgra Foods                      13,890             340
   Constellation Brands, Cl A*         2,334              81
   Costco Wholesale (B)*              11,732             420
   CVS                                10,193             382
   Dean Foods*                         4,008             131
   Del Monte Foods*                    4,825              46
   Dial                                2,463              64
   Energizer Holdings*                 2,018              76
   Estee Lauder, Cl A                  2,576              98
   General Mills                       9,544             430
   Gillette                           26,359             889
   Hershey Foods                       2,258             175
   HJ Heinz                            9,016             325
   Hormel Foods                        1,939              52
   JM Smucker                          1,236              57


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  25

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Kellogg                             6,283       $     225
   Kimberly-Clark                     13,122             711
   Kraft Foods, Cl A                   7,140             226
   Kroger*                            19,383             366
   Lancaster Colony                      740              31
   Loews - Carolina Group              1,011              23
   McCormick                           3,548             102
   Pepsi Bottling Group                4,424             102
   PepsiAmericas                       1,511              24
   PepsiCo                            44,347           2,134
   Performance Food Group*             1,220              48
   Procter & Gamble                   33,406           3,215
   Rite Aid*                          11,114              68
   RJ Reynolds Tobacco
     Holdings (B)                      2,095             116
   Safeway*                           11,510             239
   Sara Lee                           20,083             413
   Smithfield Foods*                   2,081              49
   Supervalu                           3,356              87
   Sysco                              16,766             609
   Tootsie Roll Industries               590              21
   Tyson Foods, Cl A                   5,426              74
   UST (B)                             4,383             158
   Wal-Mart Stores                    68,566           3,815
   Walgreen                           26,469             974
   Whole Foods Market*                 1,291              85
   Winn-Dixie Stores (B)               2,270              20
   Wm. Wrigley Jr.                     4,200             232
                                                   ---------
                                                      26,388
                                                   ---------
ENERGY -- 5.2%
   Amerada Hess                        1,901              90
   Anadarko Petroleum                  6,393             287
   Apache                              4,183             300
   Ashland                             1,805              72
   Baker Hughes                        8,778             253
   BJ Services*                        3,864             123
   Burlington Resources                5,140             258
   Chesapeake Energy                   4,649              57
   ChevronTexaco                      27,574           2,071
   ConocoPhillips                     17,527             995
   Cooper Cameron*                     1,255              55
   Devon Energy                        5,913             292
   Diamond Offshore Drilling           1,391              24
   ENSCO International                 3,896              99
   EOG Resources                       2,967             124
   Exxon Mobil                       172,278           6,231
   FMC Technologies*                   1,495              32
   Grant Prideco*                      2,510              29
   Halliburton                        11,181             261
   Helmerich & Payne                   1,366              33
   Kerr-McGee                          2,550             107
   Key Energy Services*                3,383              31
   Marathon Oil                        8,031             238

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Murphy Oil                          1,973       $     118
   National-Oilwell*                   2,038              39
   Newfield Exploration*               1,194              49
   Noble Energy                        1,480              59
   Occidental Petroleum                9,739             357
   Patterson-UTI Energy*               2,033              58
   Pioneer Natural Resources*          3,006              85
   Pogo Producing                      1,555              68
   Premcor*                              909              21
   Pride International (B)*            2,881              46
   Rowan*                              2,164              46
   Smith International*                2,108              79
   Sunoco                              1,977              95
   Tidewater                           1,472              41
   Unocal                              6,581             209
   Valero Energy                       2,956             127
   Varco International*                2,384              44
   Western Gas Resources                 469              21
   Westport Resources*                   873              24
   XTO Energy                          4,495             114
                                                   ---------
                                                      13,762
                                                   ---------
FINANCIALS -- 21.6%
   Aflac                              13,262             477
   AG Edwards                          1,965              72
   Alleghany*                             92              19
   Allied Capital (B)                  2,943              80
   Allstate                           18,159             733
   AMB Property+                       1,965              62
   AMBAC Financial Group               2,152             148
   American Capital Strategies         1,440              42
   American Express                   29,685           1,357
   American Financial Group              915              22
   American International Group       59,225           3,432
   American National Insurance           241              20
   AmeriCredit (B)*                    3,854              52
   Ameritrade Holding*                 5,743              72
   AmSouth Bancorp                     9,011             216
   Annaly Mortgage Management+         2,454              42
   AON                                 6,527             143
   Apartment Investment &
     Management, Cl A+                 2,441              83
   Archstone-Smith Trust+              4,610             127
   Arden Realty+                       1,469              43
   Arthur J Gallagher                  2,377              74
   Associated Banccorp                 1,763              74
   Astoria Financial                   1,996              75
   AvalonBay Communities+              1,545              74
   Bancorpsouth                        1,999              49
   Bank of America                    38,657           2,916
   Bank of Hawaii                      1,412              58
   Bank of New York                   19,840             609
   Bank One                           29,510           1,280


--------------------------------------------------------------------------------
26  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Banknorth Group                     4,274       $     140
   BB&T                               14,398             567
   Bear Stearns                        2,525             183
   BlackRock                             485              25
   BOK Financial*                        462              18
   Boston Properties+                  1,736              80
   BRE Properties, Cl A                1,105              37
   Brown & Brown                       1,368              43
   Camden Property Trust                 919              39
   Capital One Financial               5,552             332
   Capitol Federal Financial (B)         527              18
   CarrAmerica Realty+                 1,400              41
   Catellus Development                2,146              50
   CBL & Associates Properties+          519              29
   Centerpoint Properties Trust          556              40
   Charles Schwab                     27,316             317
   Charter One Financial               5,843             194
   Chelsea Property Group+               946              51
   Chicago Mercantile Exchange           113               8
   Chubb                               4,751             311
   Cincinnati Financial                3,501             142
   CIT Group                           5,048             176
   Citigroup                         132,784           6,246
   City National                       1,022              65
   CNA Financial*                        549              13
   Colonial BancGroup                  3,097              52
   Comerica                            4,499             235
   Commerce Bancorp (B)                1,523              79
   Commerce Bancshares                 1,588              76
   Compass Bancshares                  3,337             131
   Countrywide Credit Industry         3,188             337
   Cousins Properties+                   942              28
   Crescent Real Estate Equity+        2,004              32
   Cullen/Frost Bankers                1,365              55
   Developers Diversified Realty+      1,962              62
   Doral Financial                     1,484              75
   Downey Financial                      525              25
   Duke Realty+                        3,569             110
   E*TRADE Group*                      8,762              95
   Eaton Vance                         1,718              62
   Equity Office Properties Trust+    10,422             289
   Equity Residential+                 7,069             208
   Erie Indemnity, Cl A                  599              24
   Fannie Mae                         25,297           1,771
   Federal Realty Investment Trust+    1,069              42
   Federated Investors, Cl B           1,950              56
   Fidelity National Financial         3,507             124
   Fifth Third Bancorp                12,932             752
   First American                      1,670              49
   First Bancorp Puerto Rico             921              35
   First Midwest Bancorp               1,122              36
   First Tennessee National            3,291             147
   FirstMerit                          1,993              54
   FleetBoston Financial              27,169           1,103

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   FNB                                 1,106       $      37
   Forest City Enterprises, Cl A         784              37
   Franklin Resources                  4,264             204
   Freddie Mac                        17,958             977
   Friedman Billings Ramsey
     Group, Cl A                       1,554              33
   Fulton Financial                    2,729              59
   General Growth Properties+          1,863             150
   Golden West Financial               3,197             323
   Goldman Sachs Group                 7,341             705
   Greenpoint Financial                3,024             103
   Hartford Financial Services
     Group                             7,298             401
   HCC Insurance Holdings              1,563              49
   Health Care Property Investors      1,536              72
   Healthcare Realty Trust             1,043              36
   Hibernia, Cl A                      4,024              92
   Hospitality Properties Trust+       1,506              60
   Host Marriott+*                     7,305              81
   HRPT Properties Trust+              3,576              35
   Hudson City Bancorp                 1,859              67
   Hudson United Bancorp               1,084              40
   Huntington Bancshares               5,965             131
   Independence Community
     Bank                              1,300              48
   IndyMac Bancorp                     1,455              43
   Instinet Group*                     3,479              19
   International Bancshares              717              33
   Investors Financial Services        1,597              59
   iStar Financial+                    2,524              99
   Janus Capital Group                 6,276              87
   Jefferies Group                     1,046              33
   Jefferson-Pilot                     3,720             181
   John Hancock Financial
     Services                          7,404             272
   JP Morgan Chase                    52,434           1,854
   Keycorp                            10,943             304
   Kimco Realty+                       2,422             107
   LaBranche (B)                       1,384              11
   Legg Mason                          1,690             135
   Lehman Brothers Holdings            6,865             496
   Leucadia National                   1,018              43
   Liberty Property Trust+             2,011              76
   Lincoln National                    4,536             178
   LNR Property (B)                      502              22
   Loews                               3,402             145
   M&T Bank                            1,699             159
   Macerich+                           1,405              59
   Mack-Cali Realty+                   1,485              59
   Markel*                               210              54
   Marsh & McLennan                   13,810             614
   Marshall & Ilsley                   5,885             218
   MBIA                                3,732             217
   MBNA                               27,685             679
   Mellon Financial                   11,057             318
   Mercantile Bankshares               2,072              92
   Mercury General                       714              34
   Merrill Lynch                      23,946           1,359

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  27

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Metlife                             8,802       $     288
   MGIC Investment                     1,816              96
   Mills                                 908              39
   Mony Group (B)                      1,070              34
   Moody's                             3,218             184
   Morgan Stanley                     27,377           1,513
   National City                      14,215             477
   National Commerce Financial         5,369             150
   Nationwide Financial Services,
     Cl A                              1,461              48
   New Plan Excel Realty Trust         2,498              61
   New York Community Bancorp          4,943             192
   North Fork Bancorporation           4,016             160
   Northern Trust                      4,983             223
   Nuveen Investments, Cl A              499              13
   Odyssey Re Holdings (B)               384               9
   Old National Bancorp                1,581              34
   Old Republic International          3,053             113
   Pan Pacific Retail Properties       1,011              47
   Park National                         280              32
   Peoples Bank Bridgeport               586              19
   Plum Creek Timber+                  4,622             123
   PMI Group                           2,336              87
   PNC Financial Services Group        7,279             396
   Popular                             3,439             162
   Principal Financial Group           7,420             246
   Progressive                         5,042             394
   Prologis+                           4,289             131
   Protective Life                     1,581              52
   Provident Financial Group (B)       1,037              32
   Providian Financial*                6,645              75
   Prudential Financial               14,240             557
   Public Storage+                     2,539             113
   Radian Group                        2,455             121
   Raymond James Financial               998              37
   Realty Income                         936              38
   Regency Centers+                      599              24
   Regions Financial                   5,669             210
   Reinsurance Group of America          506              19
   Rouse+                              1,986              91
   Safeco                              3,398             127
   SEI Investments (F)                 1,927              54
   Shurgard Storage Centers, Cl A+     1,119              42
   Simon Property Group+               3,444             163
   Sky Financial Group                 2,135              54
   SLM                                10,584             393
   SouthTrust                          8,811             283
   Sovereign Bancorp                   7,605             172
   St. Paul                            5,437             202
   Stancorp Financial Group              777              49
   State Street                        8,550             436
   Student Loan                          102              14
   SunTrust Banks                      6,351             451
   Synovus Financial                   7,743             222
   T Rowe Price Group                  2,732             115

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   TCF Financial                       1,845       $      97
   Thornburg Mortgage+ (B)             1,767              48
   Torchmark                           2,991             132
   Transatlantic Holdings                524              41
   Travelers Property Casualty,
     Cl B                             21,807             340
   Trizec Properties                   2,050              29
   Trustmark                           1,144              34
   Union Planters                      5,052             174
   UnionBanCal                         1,314              75
   United Bankshares                     945              29
   United Dominion Realty Trust        2,937              54
   Unitrin                             1,093              41
   UnumProvident                       7,567             113
   US Bancorp                         49,585           1,374
   Valley National Bancorp             2,438              72
   Vornado Realty Trust+               2,033             111
   Wachovia                           33,072           1,513
   Waddell & Reed Financial            1,941              43
   Washington Federal                  1,871              53
   Washington Mutual                  24,040           1,101
   Webster Financial                   1,105              51
   Weingarten Realty Investors         1,220              55
   Wells Fargo                        43,431           2,490
   Wesco Financial                        41              14
   Westamerica Bancorporation            811              43
   Whitney Holding                     1,014              40
   Wilmington Trust                    1,607              57
   WR Berkley                          1,596              54
   Zions Bancorporation                2,297             142
                                                   ---------
                                                      57,396
                                                   ---------
HEALTH CARE -- 14.0%
   Abbott Laboratories                40,300           1,781
   AdvancePCS*                         1,813             101
   Aetna                               3,677             237
   Affymetrix*                         1,499              37
   Allergan                            3,372             252
   American Pharmaceutical
     Partners*                           436              16
   AmerisourceBergen                   2,811             178
   Amgen*                             33,287           1,914
   Amylin Pharmaceuticals*             2,423              63
   Andrx*                              1,901              42
   Anthem (B)*                         3,580             258
   Apogent Technologies*               2,445              57
   Applera                             5,424             116
   Apria Healthcare Group*             1,443              39
   Barr Laboratories*                  1,210             100
   Bausch & Lomb                       1,415              71
   Baxter International               15,428             429
   Beckman Coulter                     1,537              79
   Becton Dickinson                    6,521             261
   Bio-Rad Laboratories, Cl A*           464              24
   Biogen Idec*                        7,557             289


--------------------------------------------------------------------------------
28  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Biomet                              6,596       $     236
   Boston Scientific*                 16,620             596
   Bristol-Myers Squibb               50,059           1,319
   Cardinal Health                    11,516             704
   Caremark Rx (B)*                    6,670             178
   Celgene*                            2,044              93
   Cephalon (B)*                       1,257              59
   Charles River Laboratories
     International*                    1,094              36
   Chiron*                             2,280             122
   Cigna                               3,575             192
   Community Health Systems*           1,362              37
   Coventry Health Care*               1,214              73
   CR Bard                             1,306              99
   DaVita*                             1,448              55
   Dentsply International              2,008              90
   Edwards Lifesciences*               1,507              45
   Eli Lilly                          24,916           1,708
   Endo Pharmaceuticals
     Holdings*                           896              17
   Eon Labs*                             272              14
   Express Scripts*                    1,554             101
   First Health Group*                 2,385              49
   Fisher Scientific
     International (B)*                1,033              42
   Forest Laboratories*                8,813             482
   Genentech*                          5,274             445
   Genzyme*                            5,017             234
   Gilead Sciences*                    5,172             303
   Guidant                             7,959             452
   HCA                                12,670             531
   Health Management
     Associates, Cl A                  6,263             161
   Health Net*                         2,562              84
   Henry Schein*                       1,023              69
   Hillenbrand Industries              1,266              73
   Human Genome Sciences*              3,381              43
   Humana*                             4,088              91
   ICOS*                               1,404              63
   Idexx Laboratories*                   846              40
   ImClone Systems*                    1,356              53
   IMS Health                          6,336             146
   Invitrogen*                         1,272              87
   IVAX*                               3,409              73
   Johnson & Johnson                  76,589           3,775
   King Pharmaceuticals*               6,316              82
   Laboratory of America
     Holdings*                         3,783             137
   Lincare Holdings*                   2,351              70
   Manor Care                          2,375              84
   McKesson                            7,157             209
   Medco Health Solutions*             6,924             252
   Medicis Pharmaceutical, Cl A          688              45
   Medimmune*                          6,530             155
   Medtronic                          31,498           1,424
   Merck                              57,869           2,349
   Mettler Toledo International*         934              37
   Mid Atlantic Medical Services*      1,233              76
   Millennium Pharmaceuticals*         7,328             116

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Millipore*                          1,217       $      52
   Mylan Laboratories                  7,107             180
   Neurocrine Biosciences*               694              37
   Omnicare                            2,294              92
   Oxford Health Plans*                2,080              91
   Pacificare Health Systems*            937              61
   Patterson Dental*                   1,530             104
   Pfizer                            203,610           6,831
   Pharmaceutical Product
     Development*                      1,169              35
   Pharmaceutical Resources*             887              64
   Protein Design Labs*                2,430              34
   Quest Diagnostics*                  1,845             135
   Renal Care Group*                   1,287              52
   Resmed*                               909              35
   Respironics*                          916              42
   Schering-Plough                    37,898             608
   Sepracor*                           2,072              51
   SICOR*                              2,173              60
   St. Jude Medical*                   4,610             292
   Steris*                             1,866              43
   Stryker                             3,578             290
   Tenet Healthcare*                  11,996             175
   Triad Hospitals*                    1,951              68
   UnitedHealth Group                 14,327             772
   Universal Health Services, Cl B     1,295              70
   Valeant Pharmaceuticals (B)         1,871              45
   Varian Medical Systems*             1,739             120
   Watson Pharmaceuticals*             2,792             132
   WellChoice*                           540              18
   WellPoint Health Networks*          3,791             354
   Wyeth                              34,300           1,351
   Zimmer Holdings*                    6,251             412
                                                   ---------
                                                      37,156
                                                   ---------
INDUSTRIALS -- 9.8%
   3M                                 20,184           1,595
   AGCO*                               1,701              29
   Allete                              2,122              63
   Alliance Data Systems*                438              13
   Alliant Techsystems*                  991              51
   Allied Waste Industries*            4,257              53
   American Power Conversion           4,240              93
   American Standard*                  1,557             155
   Ametek                                796              38
   Apollo Group, Cl A*                 3,339             231
   Avery Dennison                      2,802             154
   BearingPoint*                       3,976              37
   Boeing                             18,885             725
   Burlington Northern Santa Fe        9,647             287
   Career Education*                   2,436             125
   Carlisle                              752              44
   Caterpillar                         8,887             676
   Cendant*                           26,298             583


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 200   29

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   CH Robinson Worldwide               1,749       $      69
   ChoicePoint*                        2,069              79
   Cintas                              3,052             143
   CNF                                 1,202              40
   Corinthian Colleges*                1,164              74
   Corporate Executive Board*            979              48
   Crane                               1,288              37
   CSX                                 5,553             188
   Cummins                               877              41
   D&B*                                1,949              94
   Danaher (B)                         2,931             244
   Deere                               6,152             377
   Delta Air Lines                     2,648              33
   Deluxe                              1,331              55
   DeVry*                              1,480              41
   Donaldson                             986              58
   Dover                               5,166             198
   Eaton                               1,934             199
   Education Management*                 782              53
   Emerson Electric                   10,862             663
   Equifax                             3,533              84
   Expeditors International
     Washington                        2,497              97
   Fastenal                            1,517              75
   FedEx                               7,702             560
   Fluor (B)                           2,059              75
   General Dynamics                    4,534             367
   General Electric                  257,773           7,390
   Goodrich                            3,114              86
   Graco                               1,107              43
   H&R Block                           4,580             249
   Harsco                              1,021              41
   Herman Miller                       1,927              50
   Hewitt Associates, Cl A*              463              14
   HON Industries                      1,500              64
   Honeywell International            21,427             636
   Hubbell, Cl B                       1,249              55
   IKON Office Solutions               4,016              34
   Illinois Tool Works                 6,639             519
   Interactive Data*                     956              16
   Iron Mountain*                      1,594              59
   ITT Educational Services*           1,047              59
   ITT Industries                      2,342             154
   Jacobs Engineering Group*           1,206              55
   JB Hunt Transport Services*         1,460              38
   JetBlue Airways*                    2,190              80
   L-3 Communications Holdings*        1,940              91
   Lafarge North America                 889              34
   Lockheed Martin                     9,506             437
   Manpower                            1,987              93
   Masco                              12,331             335
   Monster Worldwide*                  2,581              62
   Navistar International*             1,444              62
   Norfolk Southern                   10,008             214
   Northrop Grumman                    4,461             413

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Paccar                              2,805       $     225
   Pall                                2,950              76
   Parker Hannifin                     3,022             166
   Pentair                             1,311              57
   Pitney Bowes                        5,985             238
   Precision Castparts                 1,408              57
   Raytheon                           10,617             294
   Republic Services                   3,946             100
   Robert Half International*          3,668              82
   Rockwell Automation                 4,215             140
   Rockwell Collins                    4,547             122
   RR Donnelley & Sons                 2,622              74
   Ryder System                        1,482              46
   Service International*              7,574              38
   ServiceMaster                       7,615              85
   Southwest Airlines                 19,528             351
   SPX*                                2,004             109
   St Joe                                895              31
   Steelcase, Cl A                     1,030              13
   Stericycle*                           915              45
   Swift Transportation*               1,159              23
   Teleflex                              940              43
   Textron                             2,926             146
   Timken                              1,334              23
   Union Pacific                       6,532             416
   United Defense Industries*            567              19
   United Parcel Service, Cl B        13,252             964
   United Technologies                12,085           1,036
   University of Phoenix Online*         370              28
   Valassis Communications*            1,031              28
   Viad                                2,355              58
   W.W. Grainger                       1,974              91
   Waste Management                   15,215             447
   Weight Watchers International*      1,046              39
   Werner Enterprises                  1,227              22
                                                   ---------
                                                      26,059
                                                   ---------
INFORMATION TECHNOLOGY -- 17.8%
   3Com*                               9,348              70
   Acxiom*                             1,804              30
   ADC Telecommunications (B)*        21,486              53
   Adobe Systems                       6,008             248
   Adtran                                502              33
   Advanced Fibre Communication*       2,102              47
   Advanced Micro Devices (B)*         8,946             161
   Affiliated Computer Services,
     Cl A (B)*                         2,919             146
   Agere Systems, Cl B*               43,015             145
   Agilent Technologies*              12,100             342
   Altera*                             9,886             250
   American Tower, Cl A*               4,947              56
   Amkor Technology*                   2,401              47
   Amphenol, Cl A*                       501              30
   Analog Devices*                     9,405             468


--------------------------------------------------------------------------------
30  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Apple Computer*                     9,550       $     200
   Applied Materials*                 42,754           1,039
   Applied Micro Circuits*             7,514              49
   Arrow Electronics*                  2,479              58
   Atmel*                             10,166              68
   Autodesk                            2,911              68
   Automatic Data Processing          15,431             590
   Avaya*                             10,790             147
   Avnet*                              3,029              65
   Avocent*                            1,023              39
   AVX                                 1,424              22
   BEA Systems*                        9,625             122
   BISYS Group*                        2,940              44
   BMC Software*                       5,850              97
   Broadcom, Cl A*                     5,656             206
   Brocade Communications
     Systems*                          6,814              42
   Cadence Design Systems (B)*         6,700             112
   CDW                                 1,509              90
   Ceridian*                           3,319              71
   Certegy                             1,439              50
   Checkfree (B)*                      1,622              45
   Ciena*                             12,307              87
   Cisco Systems*                    181,067           4,103
   Citrix Systems*                     4,141             100
   Cognizant Technology
     Solutions*                        1,543              71
   Computer Associates
     International                    12,061             281
   Computer Sciences*                  4,542             188
   Compuware*                          9,405              54
   Comverse Technology*                3,996              77
   Concord EFS*                       12,533             144
   Convergys*                          3,669              56
   Corning*                           34,241             392
   Cree (B)*                           1,922              35
   Cypress Semiconductor*              3,108              70
   Dell*                              58,798           2,029
   Diebold                             1,820              97
   DoubleClick*                        2,826              27
   DST Systems*                        2,021              75
   EchoStar Communications,
     Cl A*                             5,898             203
   Electronic Arts*                    5,743             254
   Electronic Data Systems            11,686             253
   EMC*                               58,279             801
   Emulex*                             2,044              60
   Factset Research Systems              495              21
   Fair Isaac                          1,162              64
   Fairchild Semiconductor
     International*                    2,451              64
   First Data                         19,285             730
   Fiserv*                             4,777             179
   Foundry Networks*                   2,558              67
   Global Payments                       623              28
   Harris                              1,773              69
   Hewlett-Packard                    78,804           1,709
   Imation                               946              32
   Ingram Micro, Cl A*                 2,822              41

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Integrated Circuit Systems*         1,538       $      46
   Integrated Device Technology*       2,791              53
   Intel                             168,543           5,634
   International Business
     Machines                         41,774           3,782
   International Rectifier*            1,703              93
   Intersil, Cl A                      3,413              90
   Intuit*                             4,734             238
   Jabil Circuit*                      4,095             113
   Jack Henry & Associates (B)         1,636              34
   JDS Uniphase*                      35,441             122
   Juniper Networks (B)*               8,761             165
   Kla-Tencor*                         4,874             286
   Lam Research*                       3,349             107
   Lexmark International*              3,053             236
   Linear Technology                   8,097             349
   LSI Logic*                          9,368              88
   Lucent Technologies (B)*          107,196             343
   Macromedia*                         1,530              31
   Maxim Integrated Products           8,394             437
   Maxtor*                             4,909              55
   McData, Cl A*                       2,776              30
   MEMC Electronic Materials*            524               6
   Mercury Interactive*                1,936              91
   Microchip Technology                5,187             178
   Micron Technology (B)*             14,314             186
   Microsoft                         230,689           5,929
   Molex                               3,382             109
   Motorola                           59,739             839
   National Instruments                  760              34
   National Semiconductor*             4,661             208
   NCR*                                2,175              76
   NetScreen Technologies*             1,430              36
   Network Appliance*                  7,841             181
   Network Associates*                 3,890              52
   Novell*                             9,436              90
   Novellus Systems*                   3,815             167
   Nvidia*                             3,773              80
   Oracle*                           100,095           1,202
   PanAmSat*                             844              19
   Paychex                             8,462             326
   Peoplesoft (B)*                     8,485             180
   PerkinElmer                         2,922              49
   Pixar*                                544              38
   PMC - Sierra*                       4,341              88
   Polycom*                            2,531              50
   QLogic*                             2,442             139
   Qualcomm                           20,380             908
   Rambus*                             2,168              65
   RealNetworks*                       2,037              12
   Red Hat*                            3,320              44
   Reynolds & Reynolds, Cl A           1,637              45
   Sabre Holdings                      3,321              69
   Sandisk*                            1,769             143
   Sanmina-SCI*                       13,275             162


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  31

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Scientific-Atlanta                  3,575       $     103
   Siebel Systems*                    10,492             138
   Silicon Laboratories*                 783              38
   Solectron*                         20,113             118
   Storage Technology*                 2,870              72
   Sun Microsystems*                  83,530             357
   Sungard Data Systems*               7,377             199
   Symantec*                           7,658             251
   Symbol Technologies                 5,949              83
   Synopsys*                           3,562             107
   Tech Data*                          1,417              52
   Tektronix                           1,985              55
   Tellabs*                           10,726              86
   Teradyne (B)*                       4,839             122
   Texas Instruments                  44,665           1,329
   Thermo Electron*                    4,084              98
   Total System Services (B)             969              28
   Unisys*                             7,910             129
   Utstarcom*                          1,833              69
   VeriSign*                           5,078              82
   Veritas Software*                  10,662             405
   Vishay Intertechnology*             4,048              85
   Waters*                             3,278             105
   WebMD (B)*                          7,875              72
   Western Digital*                    4,908              61
   Xerox (B)*                         19,188             234
   Xilinx*                             8,737             328
   Yahoo!*                            13,921             598
   Zebra Technologies, Cl A*             983              63
                                                   ---------
                                                      47,411
                                                   ---------
MATERIALS -- 2.9%
   Air Products & Chemicals            5,817             279
   Airgas                              1,513              29
   Alcoa                              21,807             715
   Aptargroup                            919              32
   Ball                                1,449              81
   Bemis                               1,245              57
   Bowater                             1,390              57
   Cabot                               1,546              45
   Consol Energy (B)                     525              11
   Cytec Industries*                     989              36
   Dow Chemical                       23,636             888
   E.I. Du Pont de Nemours            25,719           1,066
   Eastman Chemical                    2,039              73
   Ecolab                              4,818             126
   Engelhard                           2,870              86
   Florida Rock Industries               510              29
   Freeport-McMoRan Copper &
     Gold, Cl B                        3,399             148
   Georgia-Pacific                     6,508             178
   International Flavors &
     Fragrances                        1,823              59
   International Paper                12,365             460

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Lubrizol                            1,389       $      42
   Lyondell Chemical                   3,142              47
   Martin Marietta Materials           1,302              55
   MeadWestvaco                        5,090             130
   Monsanto                            6,662             181
   Newmont Mining                     10,046             484
   Nucor                               2,006             113
   Owens-Illinois*                     2,757              31
   Packaging of America*               1,499              30
   Pactiv*                             4,218              95
   Peabody Energy                        876              29
   Phelps Dodge*                       2,118             135
   PPG Industries                      4,342             254
   Praxair                             4,167             299
   Rayonier                            1,039              39
   Rohm & Haas                         4,024             162
   RPM International                   2,969              45
   Scotts, Cl A*                         527              31
   Sealed Air*                         2,206             116
   Sigma-Aldrich                       1,781              95
   Smurfit-Stone Container*            6,419             105
   Sonoco Products                     2,418              52
   Southern Peru Copper                  409              15
   Temple-Inland                       1,229              69
   United States Steel                 2,580              64
   Valspar                             1,332              64
   Vulcan Materials                    2,466             110
   Weyerhaeuser                        5,614             320
   Worthington Industries              1,629              23
                                                   ---------
                                                       7,690
                                                   ---------
TELECOMMUNICATION SERVICES -- 3.1%
   Alltel                              7,990             363
   AT&T                               20,305             403
   AT&T Wireless Services*            57,972             435
   BellSouth (B)                      47,711           1,242
   CenturyTel                          3,760             123
   Citizens Communications*            7,353              80
   Crown Castle International*         2,077              26
   IDT*                                1,443              27
   Level 3 Communications (B)*        13,809              76
   Nextel Communications,
     Cl A (B)*                        22,586             572
   Nextel Partners, Cl A (B)*          1,974              23
   Qwest Communications
     International*                   35,497             130
   SBC Communications                 85,765           1,996
   Sprint-FON Group                   23,247             348
   Sprint-PCS Group*                  20,411              94
   Telephone & Data Systems            1,254              78
   US Cellular*                          431              15
   Verizon Communications             70,979           2,326
   West*                                 498              12
                                                   ---------
                                                       8,369
                                                   ---------


--------------------------------------------------------------------------------
32  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

UTILITIES -- 3.1%
   AES*                               10,866       $      96
   AGL Resources                       1,571              45
   Alliant Energy                      2,744              67
   Ameren                              4,218             186
   American Electric Power            10,220             283
   Calpine (B)*                        9,572              41
   Centerpoint Energy (B)              6,859              66
   Cinergy                             4,508             165
   Consolidated Edison                 5,786             233
   Constellation Energy Group          4,300             162
   Dominion Resources                  8,282             499
   DPL                                 3,343              65
   DTE Energy                          4,367             165
   Duke Energy                        23,281             420
   Duquesne Light Holdings             1,944              34
   Dynegy, Cl A (B)*                   7,511              30
   Edison International*               7,461             152
   El Paso                            15,523             110
   Energy East                         3,734              86
   Entergy                             5,786             306
   Equitable Resources                 1,559              64
   Exelon                              8,370             517
   FirstEnergy                         7,816             271
   FPL Group                           4,698             298
   Great Plains Energy                 1,836              58
   Hawaiian Electric Industries          974              45
   KeySpan                             4,026             142
   Kinder Morgan                       2,462             134
   MDU Resources Group                 2,920              69
   National Fuel Gas                   1,615              37
   Nicor                               1,079              35
   NiSource                            6,743             140
   Northeast Utilities                 3,141              63
   NSTAR                               1,414              67
   OGE Energy                          2,268              54
   Oneok                               1,918              38
   Peoples Energy                        952              38
   Pepco Holdings                      4,005              73
   PG&E (B)*                          10,477             263
   Philadelphia Suburban               1,844              50
   Piedmont Natural Gas                  756              31
   Pinnacle West Capital               2,083              82
   PPL                                 4,491             184
   Progress Energy                     5,477             240
   Public Service Enterprise Group     5,893             242
   Puget Energy                        2,439              57
   Questar                             2,076              71
   Reliant Resources*                  7,364              48
   SCANA                               2,910              98
   Sempra Energy (B)                   4,793             136
   Southern                           18,628             545
   TECO Energy (B)                     4,429              57

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Texas Genco Holdings                  440       $      13
   TXU                                 8,256             183
   UGI                                 1,044              34
   Vectren                             1,991              48
   WGL Holdings                        1,144              31
   Williams                           13,613             128
   Wisconsin Energy                    2,986              98
   WPS Resources                         893              40
   Xcel Energy                        10,129             168
                                                   ---------
                                                       8,201
                                                   ---------
Total Common Stock
   (Cost $241,678) ($ Thousands)                     265,055
                                                   ---------

CORPORATE OBLIGATIONS (C)(E) -- 1.3%
FINANCIALS -- 1.2%
   American Express Credit
        1.170%, 12/17/03                $187             187
        1.110%, 01/13/04                  62              62
   American Honda Finance
        1.305%, 03/15/04                 156             156
   Bear Stearns
        1.175%, 12/01/03                 250             250
   CCN Bluegrass
        1.190%, 08/18/04                 187             187
   CIT Group
        2.400%, 01/09/04                  40              40
        1.900%, 04/08/04                 147             147
        1.700%, 05/03/04                  25              25
        1.346%, 12/05/03                  97              97
   Citigroup
        1.499%, 05/04/04                  58              59
        1.350%, 03/09/04                 125             125
   Countrywide Home Loans
        1.400%, 01/13/04                 103             103
        1.390%, 12/10/03                  82              82
        1.330%, 05/14/04                  62              62
        1.265%, 09/24/04                  87              87
   Goldman Sachs Group
        1.340%, 05/04/04                 125             125
        1.160%, 12/17/03                 125             125
   HBOS Treasury Services
        1.150%, 07/19/04                  32              33
   Harwood
        1.180%, 06/20/06                  62              62
   Household Finance
        2.390%, 03/11/04                 117             117
        1.920%, 04/23/04                  12              13
   Liberty Light US Capital
        1.095%, 05/17/04                 200             200
   Merrill Lynch
        1.080%, 04/13/04                 125             125


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  33

STATEMENT OF NET ASSETS (Unaudited)



Large Cap Index Fund (Concluded)
November 30, 2003

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Morgan Stanley
        1.110%, 07/06/04                $125       $     125
        1.110%, 07/23/04                 125             125
   Paragon Mortgages
        1.140%, 09/15/04                 115             115
   Sigma Finance
        1.090%, 11/01/04                  75              75
   Tango
        1.380%, 08/13/04                 125             125
   USA Education
        1.341%, 01/23/04                  44              45
   Volkswagen Credit
        1.350%, 01/22/04                  25              25
                                                   ---------
                                                       3,104
                                                   ---------
INDUSTRIALS -- 0.1%
   Caterpillar
        1.320%, 05/28/04                  62              63
        1.306%, 03/05/04                  57              57
        1.300%, 04/08/04                  75              75
        1.250%, 07/09/04                 125             125
   General Electric
        1.119%, 01/28/04                  62              62
                                                   ---------
                                                         382
                                                   ---------
Total Corporate Obligations
   (Cost $3,486) ($ Thousands)                         3,486
                                                   ---------

COMMERCIAL PAPER (C)(D)-- 0.8%
FINANCIALS -- 0.8%
   Amstel Funding
        1.134%, 03/15/04                 125             124
   ASAP Funding Limited
        1.123%, 02/12/04                  75              75
   Concord Minutemen Capital
        1.082%, 01/21/04                 125             125
   Crown Point Capital
        1.113%, 02/12/04                 125             125
   Grampian Funding
        1.155%, 04/14/04                 125             124
   Hannover Funding
        1.132%, 01/21/04                 125             125
   JP Morgan Chase
        1.097%, 01/23/04                 250             249
   Lexington Parker Capital
        1.112%, 01/26/04                 125             125
   Moat Funding
        1.155%, 04/06/04                 187             187
   Park Granada
        1.100%, 12/11/03                 175             175
   Rhineland Funding
        1.156%, 12/16/03                 227             227

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Scaldis Capital
        1.102%, 02/06/04                $ 50       $      50
   Tannehill Capital
        1.177%, 05/19/04                 125             125
        1.163%, 02/23/04                  62              62
        1.072%, 01/23/04                  63              63
   Von Karman Funding
        1.110%, 12/08/03                 125             125
   White Pine Finance
        1.163%, 02/09/04                  25              25
        1.163%, 02/17/04                  75              75
                                                   ---------
Total Commercial Paper
   (Cost $2,186) ($ Thousands)                         2,186
                                                   ---------

CASH EQUIVALENTS -- 0.2%
   AIM Invesco Treasurer's Money
     Market Reserve Fund (C)          62,433              62
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++         530,513             531
                                                   ---------
Total Cash Equivalents
   (Cost $593) ($ Thousands)                             593
                                                   ---------

U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bills (A)
        0.920%, 12/26/03                 400             400
                                                   ---------
Total Treasury Obligation
   (Cost $400) ($ Thousands)                             400
                                                   ---------

REPURCHASE AGREEMENTS -- 0.4%
   Deutsche Bank
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $815,545
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $831,783) (C)                815             815
   Lehman Brothers
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $324,682
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $331,149) (C)                325             325
                                                   ---------
Total Repurchase Agreements
   (Cost $1,140) ($ Thousands)                         1,140
                                                   ---------
Total Investments -- 102.5%
   (Cost $249,483) ($ Thousands)                     272,860
                                                   ---------


--------------------------------------------------------------------------------
34  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                       Value
Description                                     $ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (2.5%)
Payable upon Return on Securities Loaned            $ (6,874)
Investment Advisory Fees Payable                         (26)
Other Assets and Liabilities, Net                        312
                                                   ---------
Total Other Assets and Liabilities                    (6,588)
                                                   ---------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 2,827,344 outstanding
   shares of beneficial interest                     242,725
Undistributed net investment income                      769
Accumulated net realized loss on investments(642)
Net unrealized appreciation on investments23,377
Net unrealized appreciation on futures contracts          43
                                                   ---------
Total Net Assets -- 100.0%                         $ 266,272
                                                   =========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                         $94.18
                                                      ======
  * Non-income producing security.
  + Real Estate Investment Trust
 ++ See Note 3 in Notes to Financial Statements.
(A) This security or a partial position of this security has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at November 30, 2003 (see Note 9). The total value of securities on loan at November 30, 2003 was $6,549,524.
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2003 was $6,874,032.
(D) The rate reported is the effective yield at time of purchase.
(E) Variable Rate Security -- The rate reported is the rate in effect as of November 30, 2003.
(F) The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its index.
Cl -- Class
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  35

STATEMENT OF NET ASSETS (Unaudited)



Small Cap Fund
November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

COMMON STOCK -- 95.2%
CONSUMER DISCRETIONARY -- 17.0%
   7-Eleven*                          68,500       $   1,123
   Abercrombie & Fitch, Cl A*         23,200             681
   Advo                              101,355           3,062
   Aeropostale*                       11,500             359
   AFC Enterprises (B)*               82,100           1,437
   Aftermarket Technology*           114,000           1,517
   Alliance Gaming*                   44,100           1,155
   America's Car Mart*                46,900           1,377
   American Banknote*                  2,518               2
   American Eagle Outfitters*         51,800             956
   American Greetings, Cl A (B)*      81,400           1,719
   Arctic Cat                         75,600           1,797
   ArvinMeritor                       88,800           1,764
   Aztar*                            101,900           2,267
   Bandag                             20,700             844
   Belo, Cl A                         34,600             983
   Bombay*                            45,700             468
   BorgWarner                         24,000           1,896
   Brinker International*             30,300             987
   Brown Shoe                         82,600           2,885
   Brunswick                          67,100           2,016
   Carter's*                          28,900             786
   Cato, Cl A                         73,100           1,526
   Centex Construction Products       51,600           3,024
   Charming Shoppes*                 145,000             903
   Cheesecake Factory (B)*            28,600           1,240
   Chicago Pizza & Brewery (B)*       94,000           1,338
   Chico's FAS (B)*                   35,500           1,362
   Christopher & Banks               149,200           4,036
   Circuit City Stores                96,500           1,256
   Coach*                             50,000           1,992
   Concord Camera*                    10,350             125
   Cooper Tire & Rubber              105,800           2,117
   Cost Plus*                        127,150           5,947
   CSK Auto*                          14,900             272
   Cumulus Media, Cl A*                   77               1
   Dick's Sporting Goods*             62,000           3,260
   Ditech Communications*             15,900             279
   Dollar Thrifty Automotive
     Group*                           79,200           2,000
   Dress Barn*                        12,843             188
   Electronics Boutique
     Holdings (B)*                    40,200             978
   Ethan Allen Interiors              47,000           1,913
   Extended Stay America             143,100           2,118
   Fairmont Hotels & Resorts         129,800           3,576
   Foot Locker                        92,200           2,038
   Four Seasons Hotels                18,600             992
   Fred's                             26,610             887
   GameStop, Cl A*                    79,000           1,276
   Genesco*                           69,600           1,128
   Gentex                             26,700           1,125
   Gray Television                    69,100             896

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Group 1 Automotive*                58,400       $   2,026
   Guess*                             18,700             266
   Guitar Center (B)*                 60,700           1,765
   Handleman                         179,947           3,167
   Hibbett Sporting Goods*           103,450           3,209
   Hilton Hotels                     111,200           1,819
   Hollinger International            80,700           1,284
   Hollywood Entertainment (B)*      155,900           2,130
   HOT Topic*                        200,645           5,979
   Identix (B)*                      405,300           2,099
   Ihop                               39,200           1,529
   Insight Enterprises*               11,200             209
   Jakks Pacific (B)*                 59,300             806
   Joseph A. Bank Clothiers (B)*      34,100           1,405
   Journal Communications,
     Cl A                            124,000           2,133
   Kellwood (B)                      163,700           6,260
   Kenneth Cole Productions,
     Cl A                            110,050           3,291
   Kerzner Interational*              24,700             911
   Kimball International, Cl B        43,100             639
   Kirkland's*                        24,750             517
   Krispy Kreme Doughnuts (B)*        12,900             534
   Liberty                            22,200             987
   Lin TV, Cl A*                      95,100           2,135
   Linens `N Things*                  30,800             906
   Lithia Motors, Cl A                59,100           1,467
   Lone Star Steakhouse & Saloon      62,800           1,449
   M/I Schottenstein Homes            91,900           3,524
   Marvel Enterprises*                73,100           2,102
   MDC Holdings                       57,160           3,965
   Mediacom Communications*          117,700             907
   Men's Wearhouse*                   15,200             468
   Meritage*                          23,900           1,509
   MTR Gaming Group*                  76,300             847
   Multimedia Games (B)*              36,000           1,473
   National Presto Industries         14,875             530
   Neiman-Marcus Group, Cl A*          2,100             113
   Netease.com ADR*                   16,900             788
   Nexstar Broadcasting Group,
     Cl A*                            89,800           1,237
   O'Reilly Automotive*               26,000           1,132
   Oxford Industries                   4,000             273
   Pacific Sunwear of California*    142,763           3,249
   Papa John's International (B)*     39,100           1,032
   Parkervision (E)*                  91,000             819
   Payless Shoesource*               186,900           2,407
   PDI*                               13,600             393
   PEP Boys-Manny Moe & Jack          49,900           1,023
   Petco Animal Supplies*              5,950             199
   PF Chang's China Bistro (B)*       22,200           1,198
   Phillips-Van Heusen               130,600           2,299
   Pier 1 Imports                     16,600             423
   Polo Ralph Lauren                  32,700             971
   Priceline.com (B)*                 24,633             470
   Quiksilver*                       163,100           2,933


--------------------------------------------------------------------------------
36  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Rare Hospitality International*   102,450       $   2,561
   Regal Entertainment Group,
     Cl A                             45,100             940
   Regis                             108,771           4,454
   Rent-A-Center*                     84,600           2,749
   Restoration Hardware (B)*          31,400             192
   Russ Berrie                        19,600             654
   Ryan's Family Steak Houses*       148,700           2,207
   Ryland Group                       33,700           3,105
   Salton (B)*                        36,100             486
   Scholastic*                        48,600           1,613
   SCP Pool*                          30,700           1,100
   Select Comfort (B)*               122,100           3,286
   Sharper Image (B)*                 60,035           1,898
   Shuffle Master (B)*                52,552           1,572
   Sinclair Broadcast Group,
     Cl A*                           104,200           1,195
   Sonic*                             26,300             812
   Sonic Automotive                   65,100           1,461
   Stage Stores*                      65,000           2,005
   Standard Motor Products           119,100           1,197
   Standard-Pacific                   26,200           1,308
   Starwood Hotels & Resorts
     Worldwide                        31,900           1,100
   Station Casinos (B)                63,270           1,973
   Superior Industries
     International                    66,100           2,940
   Timberland, Cl A*                  27,050           1,461
   Tommy Hilfiger*                   118,800           1,632
   Toro                               25,100           1,243
   Tower Automotive*                  92,500             421
   Tractor Supply*                    25,100           1,093
   Tuesday Morning*                   53,675           1,715
   Tweeter Home Entertainment
     Group*                          126,200           1,055
   Unifi*                             41,000             210
   Urban Outfitters*                  76,000           2,964
   Visteon                            43,300             340
   WCI Communities*                  183,400           3,701
   Wet Seal, Cl A*                    59,200             608
   Winnebago Industries               24,900           1,376
   WMS Industries*                    61,100           1,631
   Wolverine World Wide               53,600           1,114
   World Wrestling Entertainment      56,900             655
   Wynn Resorts*                      47,200           1,175
   XM Satellite Radio Holdings,
     Cl A (B)*                        65,200           1,627
   Yankee Candle (B)*                 42,200           1,246
   Zale*                              64,700           3,504
                                                   ---------
                                                     232,659
                                                   ---------
CONSUMER STAPLES -- 2.8%
   Adolph Coors, Cl B                 27,200           1,499
   BJ's Wholesale Club*              133,400           3,395
   Casey's General Stores             62,200           1,087
   Central European
     Distribution (B)*                30,130             947
   Corn Products International        33,700           1,168
   Cott                               43,230           1,125

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Del Monte Foods*                  126,800       $   1,213
   Delta & Pine Land                  22,500             568
   Dial                               51,900           1,343
   Duane Reade*                      196,400           2,726
   Flowers Foods                      66,900           1,746
   Great Atlantic & Pacific
     Tea (B)*                        208,100           1,581
   International Multifoods*          34,100             608
   Interstate Bakeries               121,700           1,917
   NBTY*                             121,700           3,091
   Pathmark Stores*                  140,700           1,021
   PC Mall (B)*                       31,500             421
   Peet's Coffee & Tea*               67,545           1,136
   PepsiAmericas                      66,900           1,050
   Pilgrims Pride, Cl B              106,300           1,589
   Playtex Products*                  99,200             687
   Ralcorp Holdings*                  16,600             503
   Sensient Technologies              21,200             400
   SunOpta*                          176,430           1,535
   Supervalu                          31,200             806
   Tyson Foods, Cl A                  60,800             830
   United Natural Foods*              25,405             975
   Universal                          51,400           2,196
   WD-40                              19,600             702
                                                   ---------
                                                      37,865
                                                   ---------
ENERGY -- 4.5%
   Atwood Oceanics*                   42,800           1,099
   Bunge                              46,000           1,310
   Cabot Oil & Gas                    95,400           2,534
   Cal Dive International*           167,300           3,547
   Cimarex Energy*                    58,400           1,350
   Core Laboratories*                 70,000           1,043
   Evergreen Resources*               84,900           2,380
   Forest Oil*                       214,000           5,361
   Headwaters*                        90,900           1,734
   Holly                              34,500             916
   Horizon Offshore*                 195,200             874
   Key Energy Services*              166,300           1,515
   Lone Star Technologies*            47,700             661
   Magnum Hunter Resources*           64,500             580
   NATCO Group, Cl A*                 70,736             424
   National-Oilwell*                  40,200             773
   Nuevo Energy*                     147,600           2,914
   Patina Oil & Gas                   66,780           2,997
   Penn Virginia                      24,400           1,145
   Plains Exploration &
     Production*                      80,060           1,122
   Prima Energy*                      38,500           1,140
   Quicksilver Resources*             33,500           1,009
   Range Resources*                   50,800             401
   Spinnaker Exploration*             59,900           1,578
   St. Mary Land & Exploration        58,700           1,509
   Stone Energy*                     130,200           4,864
   Swift Energy*                      71,559           1,015


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  37

STATEMENT OF NET ASSETS (Unaudited)



Small Cap Fund (Continued)


November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Tesoro Petroleum (B)*             216,700       $   2,748
   Tetra Technologies*                38,250             857
   Tom Brown (B)*                     47,500           1,328
   Ultra Petroleum*                   49,800             949
   Varco International*              134,500           2,487
   Veritas DGC*                      218,700           1,970
   Vintage Petroleum                 196,700           2,048
   W-H Energy Services*               68,200           1,016
   Westport Resources*                28,700             778
   Whiting Petroleum*                 56,500             938
                                                   ---------
                                                      60,914
                                                   ---------
FINANCIALS -- 17.6%
   Acadia Realty Trust+               50,000             603
   Accredited Home Lenders*           10,300             320
   Affiliated Managers
     Group (B)*                       22,500           1,496
   Alliance Bancorp of New
     England (B)                      23,300             925
   Allmerica Financial*               79,700           2,180
   AMB Property+                     117,600           3,700
   American Home Mortgage
     Holdings                         72,500           1,627
   AmeriCredit (B)*                   20,650             278
   AmerUs Group (B)                   64,700           2,326
   Anworth Mortgage Asset+            35,300             493
   Apartment Investment &
     Management, Cl A+                43,600           1,485
   Arch Capital Group*                80,300           2,968
   Archstone-Smith Trust+            157,757           4,335
   Arden Realty+                      98,700           2,884
   AvalonBay Communities+            100,100           4,785
   Bank Mutual                        76,820             886
   Bank of Bermuda                    28,700           1,289
   BankAtlantic Bancorp, Cl A        182,600           3,464
   Boston Private Financial
     Holdings                         30,050             779
   Brookline Bancorp                  45,500             683
   Camden Property Trust              50,100           2,106
   Capital Source*                    69,650           1,538
   Capital Southwest                  17,900           1,092
   Cascade Bancorp (B)                11,200             228
   CBL & Associates Properties+       18,000           1,012
   Chittenden                         20,200             690
   CNA Surety*                        35,900             348
   Colonial BancGroup                140,700           2,351
   Commerce Group                     44,600           1,784
   Commercial Capital Bancorp*       125,200           2,523
   Commercial Federal                 96,200           2,597
   Community Bank System               6,100             297
   Corporate Office Properties
     Trust+                          166,820           3,452
   Delphi Financial Group, Cl A       59,300           3,149
   Donegal Group, Cl A                27,300             549
   Downey Financial                   15,100             729
   E*TRADE Group*                    686,900           7,439
   East-West Bancorp                  29,000           1,519
   Equity Residential+                24,600             722

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Essex Property Trust+              40,400       $   2,584
   FBL Financial Group, Cl A          29,584             774
   Federal Realty Investment
     Trust+                          107,600           4,230
   First American                     47,400           1,403
   First Cash Financial Services*     44,900           1,193
   First Citizens Bancshares, Cl A     5,944             656
   First Community Bancorp            27,400           1,011
   First Republic Bank                33,600           1,252
   FirstFed Financial*                88,600           4,164
   FirstMerit                         16,900             458
   Flagstar Bancorp                  134,500           2,976
   Flushing Financial                 44,600           1,213
   Fpic Insurance Group (B)*          49,600           1,037
   Friedman Billings Ramsey Group,
     Cl A                            181,700           3,879
   GATX (B)                           19,500             474
   General Growth Properties+         40,700           3,280
   Gold Bancorp                       49,900             659
   Greater Bay Bancorp (B)           100,779           2,620
   Hanover Capital Mortgage
     Holdings+                        50,260             656
   Harbor Florida Bancshares          16,500             501
   HCC Insurance Holdings (B)         34,800           1,083
   Hilb Rogal & Hamilton              88,900           2,587
   Horace Mann Educators              36,130             488
   Hub International                  81,900           1,345
   Hudson United Bancorp              52,200           1,923
   Independence Community
     Bank (B)                         69,000           2,552
   Infinity Property & Casualty        8,800             291
   IPC Holdings                       29,500           1,107
   Irwin Financial                    38,300           1,159
   Jones Lang LaSalle*                54,600           1,144
   Kansas City Life Insurance         26,700           1,295
   Landamerica Financial
     Group (B)                       101,600           5,222
   LNR Property (B)                   12,500             553
   Macerich+                         103,600           4,372
   Mack-Cali Realty+                  97,600           3,894
   MAF Bancorp (B)                    34,400           1,511
   Maguire Properties+                48,000           1,099
   Marlin Business Services*           5,300              88
   Max Re Capital                     52,200           1,076
   MB Financial                       20,600           1,070
   Medallion Financial                86,710             759
   MFA Mortgage Investments+         103,500           1,004
   Montpelier Re Holdings             38,500           1,402
   NBT Bancorp                        51,900           1,136
   NCRIC Group*                       57,466             598
   Netbank                           283,600           3,715
   Odyssey Re Holdings (B)            57,800           1,323
   One Liberty Properties+            59,200           1,128
   Partners Trust Financial
     Group                             4,600             132
   PFF Bancorp                        33,260           1,244
   Platinum Underwriters Holdings    117,400           3,542
   PMI Group                          23,300             867
   Post Properties+                   77,700           2,230


--------------------------------------------------------------------------------
38  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Presidential Life                  60,300       $     874
   Privatebancorp                      4,900             208
   ProAssurance*                     100,125           3,094
   Provident Bankshares               11,900             346
   Provident Financial Group (B)      72,200           2,235
   Public Storage+                    68,300           3,033
   Pxre Group                         29,600             716
   R & G Financial, Cl B              56,100           2,121
   Rainier Pacific Financial
     Group*                           45,470             741
   RAIT Investment Trust+             29,900             770
   Reckson Associates Realty (B)+    141,300           3,391
   Redwood Trust+                     24,500           1,299
   Regency Centers+                   21,400             845
   RenaissanceRe Holdings             18,900             906
   RLI                                25,400             919
   Rouse+                             62,700           2,884
   Safety Insurance Group             60,700           1,077
   Saxon Capital*                    132,300           2,496
   Scottish Annuity & Life
     Holdings                         46,300             970
   Seacoast Financial Services        37,600           1,032
   Shurgard Storage Centers,
     Cl A+                            81,100           3,025
   Silicon Valley Bancshares*         29,400           1,080
   Simon Property Group+              62,200           2,951
   Sky Financial Group                80,900           2,028
   SL Green Realty+                  119,200           4,453
   South Financial Group              28,800             821
   Staten Island Bancorp             128,500           2,955
   Sterling Financial*                61,850           2,079
   Stewart Information Services*     104,700           4,045
   Taubman Centers (B)                94,600           1,939
   The First Marblehead (B)*          57,200           1,358
   TierOne*                           52,100           1,235
   Trammell Crow*                     78,500           1,056
   Trizec Properties                 133,900           1,865
   UCBH Holdings                      64,780           2,533
   UMB Financial                      17,800             868
   Umpqua Holdings                    43,500             935
   United Dominion Realty Trust      107,900           1,991
   United PanAm Financial*            63,500           1,156
   Value Line                         10,600             519
   W Holding                          84,150           2,226
   Washington Federal                 58,227           1,661
   Webster Financial                  16,200             743
   WesBanco                           31,800             885
   Westamerica Bancorporation         19,700           1,040
   Westcorp                           65,100           2,438
   White Mountains Insurance Group (B) 2,000             874
   Winston Hotels+                   111,211           1,133
   World Acceptance*                  10,450             202
   WR Berkley                         26,700             912
                                                   ---------
                                                     240,553
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

HEALTH CARE -- 14.1%
   Abaxis*                            49,000       $     992
   Abgenix*                          159,100           1,793
   Accredo Health*                    83,200           2,588
   Adolor*                            10,500             207
   Advanced Neuromodulation
     Systems*                         59,350           2,504
   Albany Molecular Research*         18,400             259
   Alexion Pharmaceuticals*           32,450             608
   Align Technology*                 264,515           4,764
   Alkermes (B)*                     109,400           1,431
   Alliance Imaging*                  75,300             290
   Allscripts Healthcare
     Solutions*                      116,700             634
   Alpharma, Cl A                    134,900           2,718
   America Service Group*             18,300             606
   American Healthways (B)*           32,160           1,490
   AMERIGROUP*                         6,500             285
   Amsurg*                            47,600           1,771
   Analogic                           26,800           1,126
   Angiotech Pharmaceuticals*         36,400           1,793
   Apria Healthcare Group*            18,200             493
   Atherogenics*                     117,950           1,687
   Atrix Labs*                        14,150             287
   August Technology*                 38,850             777
   AVI BioPharma (B)*                 41,600             204
   Axonyx (B)*                        80,100             306
   Bausch & Lomb                      22,300           1,120
   Beckman Coulter                    13,800             706
   Beverly Enterprises*              105,600             827
   Bio-Rad Laboratories, Cl A*        71,500           3,664
   Bioject Medical Technologies*     119,400             313
   Biolase Technology (B)*            66,730             819
   Bioreliance*                        6,200             287
   Biosite (B)*                       69,200           1,858
   Cardiodynamics
     International*                  100,000             650
   Celera Genomics Group*            208,800           2,833
   Cell Genesys*                     335,300           4,372
   Cerner (B)*                       135,500           6,047
   Closure Medical*                   18,300             650
   Cole National*                     82,300           1,727
   Community Health Systems*          28,700             777
   Conceptus (B)*                     94,900           1,234
   Conmed*                            64,700           1,376
   Connetics*                         50,500             891
   Cooper                             37,715           1,722
   Corixa (B)*                       315,400           1,795
   Covance*                          107,850           2,818
   Cross Country Healthcare (B)*      40,300             600
   Cubist Pharmaceuticals*           437,100           5,429
   CV Therapeutics (B)*              127,700           2,295
   DaVita*                            19,600             748
   Decode Genetics (B)*               90,600             758
   Dendreon*                         229,500           1,818


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  39

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Dendrite International*            29,200       $     499
   Digene*                            46,245           1,838
   Encysive Pharmaceuticals*         272,600           2,042
   Epix Medical*                      80,000           1,442
   Esperion Therapeutics (B)*          8,250             190
   Exact Sciences (B)*                32,200             335
   Exelixis*                         148,018             996
   Fisher Scientific
     International*                   18,000             725
   Flamel Technologies ADR*           17,700             508
   Gen-Probe*                         31,400           1,090
   Genencor International*            44,400             702
   Genta (B)*                        377,100           3,790
   Hanger Orthopedic Group*           61,700           1,043
   Health Net*                        51,200           1,674
   Healthsouth (B)*                  196,500             823
   Hologic*                           41,400             623
   Human Genome Sciences (B)*         87,500           1,120
   I-Flow (B)*                        18,550             271
   Inamed*                             6,900             541
   Incyte*                           280,400           1,696
   Inspire Pharmaceuticals*           87,050           1,506
   Intuitive Surgical*                16,850             257
   Invacare                           19,400             757
   Inveresk Research Group*           69,550           1,531
   Invitrogen (B)*                    17,000           1,159
   Isis Pharmaceuticals (B)*         371,800           2,227
   Kensey Nash*                       15,750             331
   Kosan Biosciences*                 24,000             228
   KV Pharmaceutical, Cl A*           23,250             607
   La Jolla Pharmaceutical*          287,000             832
   Laserscope*                        60,000             960
   Lexicon Genetics*                 139,600             733
   LifePoint Hospitals (B)*           45,100           1,347
   Ligand Pharmaceuticals,
     Cl B (B)*                        59,300             793
   Martek Biosciences*                47,505           2,885
   Medarex (B)*                      329,800           2,243
   Medcath (B)*                      107,200           1,017
   Medicines*                         52,300           1,431
   Medicis Pharmaceutical, Cl A       43,800           2,886
   Merit Medical Systems*             48,434           1,516
   Mettler Toledo International*      38,600           1,514
   Millipore*                         45,400           1,944
   MIM (B)*                           54,000             381
   Myogen*                             4,650              57
   Myriad Genetics (B)*               98,200           1,161
   National Dentex*                   69,490           1,466
   Nektar Therapeutics (B)*          100,700           1,327
   Neurochem*                         74,700           1,233
   Neurocrine Biosciences*            11,700             618
   Nitromed (B)*                      54,100             433
   North American Scientific*         28,600             286
   NPS Pharmaceuticals (B)*           20,400             616
   Nu Skin Enterprises, Cl A          60,000           1,042

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Nuvelo (B)*                        85,300       $     334
   Ocular Sciences*                   50,900           1,457
   Onyx Pharmaceuticals*              16,500             475
   Orasure Technologies*              46,100             384
   Orthodontic Centers of
     America (B)*                     94,900             673
   Orthologic*                        43,950             317
   Owens & Minor                      50,400           1,069
   Pacificare Health Systems (B)*     47,800           3,112
   Pain Therapeutics*                110,800             676
   Paradigm Genetics (B)*            708,500             836
   Parexel International*             44,400             821
   Penwest Pharmaceuticals (B)*       32,800             505
   Pharmaceutical Product
     Development*                     20,950             622
   Pharmaceutical Resources*          32,010           2,323
   Pharmacopeia*                     121,200           1,515
   PolyMedica (B)                    130,400           3,380
   Pozen*                             35,300             415
   Prime Medical Services*            82,200             417
   Protein Design Labs*               51,900             719
   Province Healthcare*               53,100             814
   Regeneration Technologies*         43,000             447
   Regeneron Pharmaceuticals*         57,100             735
   RehabCare Group*                   70,000           1,243
   Rotech Healthcare*                 46,700           1,020
   Salix Pharmaceuticals*             55,200           1,050
   Select Medical*                    28,300           1,015
   Serologicals (B)*                  54,400             938
   Sola International*                77,900           1,527
   Sonosight*                         43,600             921
   Sunrise Senior Living (B)*         21,000             725
   Sybron Dental Specialties*         96,226           2,772
   Taro Pharmaceuticals
     Industries*                       5,150             355
   Telik (B)*                        248,221           5,017
   Third Wave Technologies*          348,900           1,500
   Transgenomic*                     421,300             771
   Triad Hospitals*                   28,000             969
   Tularik*                          182,600           2,735
   United Surgical Partners
     International*                   33,100           1,059
   United Therapeutics*               45,100             849
   US Oncology*                      230,000           2,341
   US Physical Therapy*               54,600             804
   Valeant Pharmaceuticals            76,500           1,829
   VCA Antech*                         1,100              34
   Ventana Medical Systems*           17,000             641
   Vicuron Pharmaceuticals*           84,500           1,534
   Viropharma (B)*                    42,800             119
   Wright Medical Group*              12,450             347
   XOMA*                             166,800           1,153
                                                   ---------
                                                     192,333
                                                   ---------

--------------------------------------------------------------------------------
40  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

INDUSTRIALS -- 12.8%
   Active Power*                      93,700       $     315
   Acuity Brands                      49,600           1,183
   Advisory Board*                    39,800           1,462
   AGCO*                              78,500           1,350
   Airtran Holdings (B)*              80,100           1,182
   Albany International, Cl A          5,800             180
   Allete                             40,900           1,218
   Alliance Data Systems*             27,300             819
   Alliant Techsystems*               29,300           1,495
   American Bank Note
     Holographics*                    10,210              12
   AMN Healthcare Services*            3,500              60
   AO Smith                           33,900           1,191
   Applied Industrial
     Technologies                     68,100           1,614
   Aquantive*                          9,800             101
   Arkansas Best                      43,400           1,362
   Armor Holdings*                    72,000           1,746
   Astec Industries*                  46,200             609
   Autobytel*                        110,040           1,063
   Banta                             117,900           4,692
   BearingPoint*                     255,200           2,366
   Briggs & Stratton                  61,700           4,165
   Bright Horizons Family
     Solutions*                       25,000             948
   Brink's                            50,000           1,110
   Butler Manufacturing               25,200             522
   Calgon Carbon                     117,300             721
   Career Education*                  14,462             740
   Cascade                            46,900           1,257
   CDI                                 7,000             237
   Chicago Bridge & Iron (NY
     Shares)                          97,500           2,603
   CIRCOR International               51,400           1,131
   CNF                                35,200           1,176
   CNH Global                         68,340             949
   Coinstar*                          11,200             189
   Consolidated Graphics*             57,500           1,728
   Corinthian Colleges*               30,300           1,937
   Corporate Executive Board*         57,546           2,797
   CoStar Group*                      57,800           2,428
   Courier                            19,409           1,077
   CPI Aerostructures*                64,200             770
   DiamondCluster International,
     Cl A*                            72,700             688
   DRS Technologies*                   4,200             111
   EDO (B)                           119,500           2,486
   EGL*                               34,600             636
   EMCOR Group*                       39,800           1,636
   Employee Solutions*                 1,312              --
   Federal Signal                     30,900             468
   Forward Air*                       15,300             435
   Frontier Airlines*                 76,345           1,235
   FTI Consulting*                    30,900             679
   Genessee & Wyoming, Cl A*          17,300             437
   Genlyte Group*                     34,600           1,829
   Genus (B)*                         11,550              82
   Gevity HR                          58,400           1,314

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Griffon (B)*                       66,700       $   1,302
   Harsco                             67,600           2,681
   Heartland Express                  26,800             651
   Herley*                            18,800             363
   iDine Rewards Network (B)*         55,200             602
   IKON Office Solutions             165,100           1,398
   Infospace (B)*                     51,350           1,348
   Insituform Technologies,
     Cl A*                           102,520           1,543
   Integral Systems*                  67,200           1,441
   Integrated Alarm Services
     Group (B)*                      129,400             984
   Intrado*                           47,470             947
   Invision Technologies*             44,900           1,339
   Ipass*                             30,500             534
   Iron Mountain*                     43,400           1,597
   ITT Educational Services*           7,300             409
   JetBlue Airways*                    5,850             213
   John H. Harland                    25,700             704
   Kadant*                            32,500             583
   Kansas City Southern*              45,500             605
   Kaydon                             60,500           1,477
   Kirby*                             58,700           1,761
   Knight Transportation*             27,300             662
   Kroll*                             34,600             829
   KVH Industries (B)*                23,000             725
   Learning Tree International*       60,900           1,058
   LSI Industries                     41,563             518
   Manitowoc                          57,900           1,563
   Medical Staffing Network
     Holdings (B)*                    68,600             669
   Mesa Air Group*                    67,100             809
   Moog, Cl A*                        14,400             626
   Mueller Industries*                68,100           2,201
   National Financial Partners*        2,500              63
   Navigant Consulting*               77,850           1,347
   Navistar International (B)*        29,900           1,289
   Nordson                            23,400             761
   Omnicell*                          41,350             544
   On Assignment*                     76,800             389
   Orbital Sciences (B)*             169,100           1,551
   Overnite*                          33,300             744
   Pentair                            32,600           1,421
   Pinnacle Airlines*                 31,700             420
   Precision Castparts                37,400           1,516
   Princeton Review*                 170,700           1,366
   Quanta Services (B)*              110,600             846
   Regal-Beloit                       83,000           1,714
   Ritchie Brothers Auctioneers       27,100           1,288
   Roadway (B)                        44,400           2,264
   Robbins & Myers                    51,800           1,143
   Rofin-Sinar Technologies*          70,915           2,281
   Roper Industries                   32,100           1,610
   Roto-Rooter                        21,600             795
   RR Donnelley & Sons                12,900             362
   Ryder System                      125,100           3,902
   School Specialty (B)*              82,300           2,383

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  41

STATEMENT OF NET ASSETS (Unaudited)

November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   SCS Transportation*                14,910       $     248
   Service International (B)*        267,500           1,324
   Shaw Group (B)*                   155,700           2,027
   Simpson Manufacturing*             50,500           2,485
   Standard Register                  43,900             697
   Stewart Enterprises, Cl A*        270,700           1,264
   Stratasys (B)*                     27,755           1,249
   Strayer Education                  30,800           3,441
   Surebeam, Cl A (B)*               513,125             133
   Sylvan Learning Systems (B)*       90,800           2,939
   Tecumseh Products, Cl A            15,900             655
   Teledyne Technologies*             71,900           1,235
   Terex*                             56,200           1,449
   Thomas Industries                  25,900             816
   Unifirst                           36,300             843
   United Industrial                  50,100             854
   United Rentals (B)*               122,700           2,272
   United Stationers*                 15,800             638
   Universal Display (B)*             11,200             166
   Universal Forest Products         102,900           3,132
   University of Phoenix Online*       9,100             685
   UNOVA*                             37,600             899
   USF                               130,100           4,297
   Valassis Communications*           58,100           1,580
   Valmont Industries                 39,400             894
   Valueclick*                        99,400             830
   Viad                               72,300           1,778
   Wabtec                             69,300           1,085
   Walter Industries                  77,800             952
   Washington Group
     International*                   62,600           2,098
   Watson Wyatt Holdings*             33,300             800
   Woodward Governor                  40,300           2,010
   Yellow*                            17,800             544
   York International                 95,400           3,811
                                                   ---------
                                                     174,812
                                                   ---------
INFORMATION TECHNOLOGY -- 21.3%
   1-800 Contacts (B)*                43,600             922
   1-800-FLOWERS.COM, Cl A*           42,900             502
   Activision (B)*                   133,750           2,046
   Adaptec (B)*                      148,800           1,311
   Advent Software*                   43,700             765
   Agile Software*                   191,750           2,107
   Altiris (B)*                       32,300             996
   American Management
     Systems*                        125,500           1,871
   American
     Superconductor (B)*              64,600             682
   Andrew*                           250,405           2,947
   Anixter International*             24,000             553
   Anteon International*              32,400           1,236
   Arris Group (B)*                  238,600           1,539
   Ascential Software*                35,600             901
   Ask Jeeves (B)*                   166,030           3,208
   ASM International*                 43,500             823

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Asyst Technologies*               127,900       $   2,334
   At Road*                           52,100             656
   ATMI (B)*                          72,559           1,669
   Autodesk                           24,600             571
   Avaya*                            115,900           1,576
   Avnet*                             36,800             785
   Avocent*                           56,300           2,156
   BakBone Software*                  45,700             141
   BISYS Group*                      121,300           1,810
   Brooks Automation*                 50,600           1,230
   Business Objects ADR*              29,000             989
   Cable Design Technologies*         74,500             757
   Cabot Microelectronics (B)*         6,200             329
   CACI International, Cl A*          13,880             691
   Cadence Design Systems (B)*        39,000             652
   Callidus Software*                  4,550              77
   Carreker*                           2,300              34
   CCC Information Services
     Group*                           32,700             551
   Checkfree (B)*                     30,700             848
   Checkpoint Systems (B)*           105,400           2,040
   ChipPAC, Cl A*                    167,300           1,300
   Chordiant Software*                26,200             115
   Ciena*                             84,900             601
   CNET Networks*                     99,900             746
   Cognex                            101,064           2,776
   Cognizant Technology
     Solutions*                       23,850           1,094
   Cognos*                            22,300             748
   Coherent*                          56,400           1,350
   CommScope*                         37,800             603
   Comtech
     Telecommunications (B)*          62,758           2,092
   Concur Technologies*               67,600             673
   Corillian*                        524,800           3,123
   Credence Systems (B)*             313,800           4,067
   Cymer*                            101,200           4,693
   Digi International*                53,700             460
   Digimarc (B)*                     387,500           5,468
   Digital Insight*                  156,300           3,715
   Digital River*                     63,585           1,463
   Digitalnet Holdings*               46,200             928
   Digitas*                          141,800           1,235
   DoubleClick (B)*                  503,650           4,810
   Dupont Photomasks (B)*             60,500           1,405
   E.piphany*                         71,900             568
   Earthlink*                         77,800             747
   Ecollege.com*                      83,765           1,860
   Emulex*                            34,800           1,027
   Entegris*                         124,300           1,596
   eResearch Technology (B)*         129,608           3,694
   eSpeed, Cl A*                      72,050           1,699
   Evolving Systems (B)*              89,600           1,532
   Exar*                              34,950             678
   Fairchild Semiconductor
     International*                   67,300           1,750
   FEI (B)*                          227,600           5,465

--------------------------------------------------------------------------------
42  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Finisar (B)*                      137,100       $     548
   Formfactor*                        37,500             956
   Foundry Networks*                  77,600           2,046
   Genesis Microchip*                189,900           3,504
   GlobespanVirata*                  124,500             764
   Harmonic*                          85,750             745
   Harris                             93,100           3,609
   Hyperion Solutions*                39,300           1,304
   Immersion*                        448,700           2,378
   InFocus*                           41,900             332
   Informatica*                       13,900             157
   Ingram Micro, Cl A*               129,000           1,881
   Intergraph*                        56,200           1,427
   International Rectifier*           18,400           1,005
   Internet Security Systems*         85,500           1,451
   Interwoven*                        73,925           1,107
   Iomega*                           268,520           1,474
   Itron*                             60,000           1,151
   Ixia*                              39,450             503
   IXYS*                              45,100             379
   j2 Global Communications (B)*      41,350           1,175
   Jack Henry & Associates (B)       119,600           2,478
   Kemet*                             36,600             483
   Keynote Systems*                   53,100             655
   Lattice Semiconductor*            987,000           9,347
   Lexar Media*                      113,495           2,424
   Lincoln Electric Holdings          48,700           1,233
   Lionbridge Technologies*          168,800           1,823
   LTX*                                  100               2
   M-Systems Flash Disk Pioneers*     85,700           1,663
   Macromedia*                        34,050             698
   Macrovision*                      109,800           2,514
   Magma Design
     Automation (B)*                 184,995           4,353
   Manhattan Associates*              20,800             633
   Marvell Technology Group*           6,050             239
   MAXIMUS*                           34,400           1,304
   Maxtor*                           122,200           1,364
   Mentor Graphics (B)*              120,500           1,765
   Merge Technologies (B)*            25,900             453
   Methode Electronics, Cl A         166,201           2,132
   Metrologoc Instruments*            41,195           1,122
   Micromuse*                         84,200             678
   MicroStrategy, Cl A*               16,405             886
   Mindspeed Technologies*            69,700             466
   Mobility Electronics (B)*         105,500           1,182
   Monolithic System
     Technology*                     151,000           1,126
   MPS Group*                        138,100           1,271
   MRV Communications (B)*           287,600           1,153
   MSC.Software (B)*                 117,500           1,157
   Mykrolis*                         148,587           2,354
   NetFlix (B)*                        5,100             250
   NetScreen Technologies*            27,550             694
   Novell*                           362,900           3,448

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   O2Micro International*            195,350       $   4,688
   Omnivision Technologies (B)*       27,940           1,821
   Onyx Software*                    177,800             717
   Open Solutions*                    13,000             240
   Openwave Systems*                  52,665             634
   Optimal Robotics, Cl A (B)*        21,700             170
   OSI Systems (B)*                   48,600             903
   Packeteer*                         21,500             408
   Parametric Technology*            205,200             702
   Pericom Semiconductor*             20,200             237
   PerkinElmer                       263,400           4,454
   Photon Dynamics*                   24,150             986
   Pinnacle Systems*                 627,900           5,237
   Pixelworks (B)*                   653,600           8,628
   PLX Technology*                    70,400             662
   Polycom*                          441,400           8,749
   Pomeroy IT Solutions*              60,300             881
   Portal Software*                   56,640             428
   Power Integrations*                42,000           1,522
   ProQuest*                          44,200           1,335
   Quantum*                          282,400             892
   Quest Software (B)*                58,100             863
   QuickLogic*                        42,800             267
   Radisys (B)*                       34,500             635
   RADWARE*                          114,745           3,080
   Red Hat*                          379,150           5,035
   Register.com*                      32,200             156
   Remec*                            137,500           1,543
   Retek*                             73,650             764
   Roxio (B)*                         24,600             133
   Rudolph Technologies (B)*         135,900           3,146
   Sapient*                          141,700             796
   ScanSoft (B)*                     267,500           1,605
   Scientific Games, Cl A*            20,500             333
   Semtech*                           33,900             824
   Sensytech*                         34,100             496
   Sierra Wireless Inc*              132,060           2,400
   Sigmatel*                          11,050             299
   Silicon Image*                      8,800              65
   Silicon Laboratories (B)*           7,000             344
   Silicon Storage Technology*       105,900           1,437
   Siliconware Precision ADR*        153,700             790
   SimpleTech*                       150,000           1,008
   Sina (B)*                          20,400             714
   Sipex*                             46,300             435
   Skyworks Solutions*               241,600           2,124
   Sohu.com (B)*                      22,100             767
   Sonus Networks*                    55,550             508
   SRA International, Cl A*           13,550             598
   Storage Technology*                87,400           2,202
   Superconductor Technologies*       28,100             209
   Sybase*                           148,400           3,042
   SYKES Enterprises*                120,500           1,101

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  43

STATEMENT OF NET ASSETS (Unaudited)

November 30 , 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Syntel                             38,000       $     967
   Tekelec*                           39,900             666
   Tessera Technologies (B)*          70,950           1,295
   THQ*                               96,100           1,546
   TIBCO Software*                   160,700             940
   Titan*                             47,700           1,018
   Transaction Systems Architects,
     Cl A*                            75,100           1,478
   Trident Microsystems*               6,950             183
   Triquint Semiconductor*           163,100           1,318
   Trizetto Group*                    34,800             224
   TTM Technologies*                 111,500           1,884
   Tumbleweed Communications*        153,990           1,280
   Ultratech*                         23,200             703
   Unisys*                            68,800           1,123
   United Online (B)*                 30,925             563
   Varian*                            27,000           1,095
   Varian Semiconductor Equipment
     Associates*                      13,900             647
   Veeco Instruments*                 10,800             319
   Verint Systems*                     5,000             116
   Verisity*                          29,800             382
   Verso Technologies*               123,400             475
   Virage Logic*                      40,050             417
   Wavecom ADR*                       48,400             852
   WebEx Communications (B)*          61,400           1,213
   webMethods (B)*                    67,700             660
   Websense*                          36,100             978
   Yahoo!*                            13,961             600
   Zebra Technologies, Cl A*          12,450             791
                                                   ---------
                                                     291,378
                                                   ---------
MATERIALS -- 2.8%
   Albemarle                         101,400           2,870
   American Pacific*                  56,600             535
   Applied Films*                     19,250             639
   Aptargroup                         21,500             751
   Arch Coal                          43,500           1,152
   Cleveland-Cliffs*                   6,800             262
   Consol Energy                      30,700             652
   Constar International*             48,900             249
   Crown Holdings*                   124,000             930
   Cytec Industries*                  69,700           2,527
   Ethyl*                             29,060             593
   Ferro                              63,700           1,446
   FMC*                               26,100             781
   Georgia Gulf                       24,800             706
   Great Lakes Chemical               25,500             579
   HB Fuller                          32,700             872
   IMC Global                         53,400             388
   Jacuzzi Brands*                   497,000           3,206
   Massey Energy                     187,600           2,608
   Minerals Technologies              10,800             577
   Quanex                             53,900           2,131

--------------------------------------------------------------------------------
                                                Market Value
Description                          Shares    ($ Thousands)
--------------------------------------------------------------------------------

   Rayonier                           18,200       $     675
   Roanoke Electric Steel             56,300             543
   Rock-Tenn, Cl A                    70,900           1,127
   Schweitzer-Mauduit
     International                    95,268           2,641
   Silgan Holdings*                   53,200           1,833
   Steel Dynamics (B)*               252,800           5,061
   Symyx Technologies*                84,400           1,684
   Wellman                           118,000           1,027
                                                   ---------
                                                      39,045
                                                   ---------
TELECOMMUNICATION SERVICES -- 0.5%
   Alvarion*                          23,700             234
   Audiocodes*                        65,150             762
   Cincinnati Bell*                  195,100           1,114
   Commonwealth Telephone
     Enterprises (B)*                 20,900             786
   General Communication,
     Cl A*                            70,808             620
   IDT*                               28,800             541
   IDT, Cl B (B)*                     30,500             590
   ITC Deltacom*                       6,100              30
   Sycamore Networks*                194,600           1,035
   Talk America Holdings (B)*         73,900             831
                                                   ---------
                                                       6,543
                                                   ---------
UTILITIES -- 1.8%
   AGL Resources                      54,000           1,533
   Avista                             96,000           1,693
   Black Hills                        30,800             994
   Cascade Natural Gas                55,600           1,112
   CMS Energy*                        61,800             488
   Duquesne Light Holdings (B)        34,400             594
   El Paso Electric*                  75,800             963
   Empire District Electric           17,800             377
   Littelfuse*                        48,800           1,454
   NUI                                45,500             711
   Oneok                              65,600           1,299
   Pico Holdings*                     71,400           1,065
   PNM Resources                     164,600           4,610
   UGI                               103,000           3,332
   UIL Holdings                       40,500           1,620
   Vectren                            31,000             745
   WGL Holdings                       13,200             353
   Wisconsin Energy                   33,600           1,098
                                                   ---------
                                                      24,041
                                                   ---------
Total Common Stock
   (Cost $1,106,860) ($ Thousands)                 1,300,143
                                                   ---------

--------------------------------------------------------------------------------
44  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.2%
   iShares S&P SmallCap 600/BARRA
     Value Index Fund (B)             29,400       $   2,894
                                                   ---------
Total Exchange Traded Fund
   (Cost $2,469) ($ Thousands)                         2,894
                                                   ---------

WARRANTS -- 0.1%
   American Banknote, Series 1,
     Expires 10/01/07 (F)                867              --
   American Banknote, Series 2,
     Expires 10/01/07 (F)                867              --
   InterActive, Expires 02/04/09       5,844             234
   Microstrategy, Expires 06/24/07        36              --
   Superconductor Technology,
     Expires 12/15/07 (E)             87,500             473
   Washington Mutual (D)*            250,935              50
                                                   ---------
Total Warrants
   (Cost $38) ($ Thousands)                              757
                                                   ---------

Rights -- 0.0%
   Bank United*                       22,500               5
                                                   ---------
Total Rights
   (Cost $4) ($ Thousands)                                 5
CORPORATE OBLIGATIONS (C)(H) -- 6.4%
FINANCIALS -- 5.7%
   American Express Credit
        1.170%, 12/17/03             $ 4,705           4,706
        1.110%, 01/13/04               1,568           1,568
   American Honda Finance
        1.305%, 03/15/04               3,921           3,924
   Bear Stearns
        1.175%, 12/01/03               6,274           6,274
   CCN Bluegrass
        1.190%, 08/18/04               4,705           4,705
   CIT Group
        2.400%, 01/09/04               1,004           1,005
        1.900%, 04/08/04               3,702           3,702
        1.700%, 05/03/04                 627             627
        1.346%, 12/05/03               2,447           2,447
   Citigroup
        1.499%, 05/04/04               1,468           1,470
        1.350%, 03/09/04               3,137           3,139
   Countrywide Home Loans
        1.400%, 01/13/04               2,591           2,591
        1.390%, 12/10/03               2,070           2,070
        1.330%, 05/14/04               1,568           1,568
        1.265%, 09/24/04               2,196           2,196
   Goldman Sachs Group
        1.340%, 05/04/04               3,137           3,137
        1.160%, 12/17/03               3,137           3,137

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   HBOS Treasury Services
        1.150%, 07/19/04              $  816       $     816
   Harwood
        1.180%, 06/20/06               1,568           1,568
   Household Finance
        2.390%, 03/11/04               2,933           2,943
        1.920%, 04/23/04                 314             315
   Liberty Light US Capital
        1.095%, 05/17/04               5,019           5,019
   Merrill Lynch
        1.080%, 04/13/04               3,137           3,137
   Morgan Stanley
        1.110%, 07/06/04               3,137           3,137
        1.110%, 07/23/04               3,137           3,137
   Paragon Mortgages
        1.140%, 09/15/04               2,886           2,886
   Sigma Finance
        1.090%, 11/01/04               1,882           1,882
   Tango
        1.380%, 08/13/04               3,137           3,137
   USA Education
        1.341%, 01/23/04               1,117           1,117
   Volkswagen Credit
        1.350%, 01/22/04                 627             628
                                                   ---------
                                                      77,988
                                                   ---------
INDUSTRIALS -- 0.7%
   Caterpillar
        1.320%, 05/28/04               1,568           1,569
        1.306%, 03/05/04               1,443           1,444
        1.300%, 04/08/04               1,882           1,883
        1.250%, 07/09/04               3,137           3,137
   General Electric
        1.119%, 01/28/04               1,568           1,569
                                                   ---------
                                                       9,602
                                                   ---------
Total Corporate Obligations
   (Cost $87,590) ($ Thousands)                       87,590
                                                   ---------

COMMERCIAL PAPER (C)(G) -- 4.0%
FINANCIALS -- 4.0%
   ASAP Funding Limited
        1.123%, 02/12/04               1,882           1,878
   Amstel Funding
        1.134%, 03/15/04               3,137           3,126
   Concord Minutemen Capital
        1.082%, 01/21/04               3,137           3,132
   Crown Point Capital
        1.113%, 02/12/04               3,146           3,139
   Grampian Funding
        1.155%, 04/14/04               3,137           3,123

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  45

Statement of Net Assets (Unaudited)


Small Cap Fund (Concluded)


November 30, 2003

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Hannover Funding
        1.132%, 01/21/04             $ 3,137       $   3,132
   JP Morgan Chase
        1.097%, 01/23/04               6,274           6,263
   Lexington Parker Capital
        1.112%, 01/26/04               3,137           3,131
   Moat Funding
        1.155%, 04/06/04               4,705           4,686
   Park Granada
        1.100%, 12/11/03               4,407           4,406
   Rhineland Funding
        1.156%, 12/16/03               5,705           5,702
   Scaldis Capital
        1.102%, 02/06/04               1,262           1,260
   Tannehill Capital
        1.177%, 05/19/04               3,137           3,119
        1.163%, 02/23/04               1,568           1,564
        1.072%, 01/23/04               1,578           1,575
   Von Karman Funding
        1.110%, 12/08/03               3,137           3,136
   White Pine Finance
        1.163%, 02/09/04                 631             631
        1.163%, 02/17/04               1,892           1,888
                                                   ---------
Total Commercial Paper
   (Cost $54,891) ($ Thousands)                       54,891
                                                   ---------

CASH EQUIVALENTS -- 4.6%
   AIM Invesco Treasurer's Money
     Market Reserve Fund (C)       1,568,459           1,568
   First Union Cash Management
     Program                       3,868,775           3,869
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++      57,431,522          57,432
                                                   ---------
Total Cash Equivalents
   (Cost $62,869) ($ Thousands)                       62,869
                                                   ---------

U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bills (A)
        1.010%, 02/05/04               8,000           7,987
                                                   ---------
Total Treasury Obligation
   (Cost $7,985) ($ Thousands)                         7,987
                                                   ---------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CONVERTIBLE BOND -- 0.1%
   Emcore, CV to 20.5074 Shares
        5.000%, 05/15/06              $  700       $     619
   Viropharma, CV to 9.1620 Shares
        6.000%, 03/01/07               2,000           1,207
                                                   ---------
Total Convertible Bond
   (Cost $1,497) ($ Thousands)                         1,826
                                                   ---------

REPURCHASE AGREEMENTS -- 2.1%
   Deutsche Bank
     1.060%, dated 11/28/03, to be
     repurchased on12/01/03,
     repurchase price $20,488,267
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $20,896,191) (C)          20,486          20,486
   Lehman Brothers
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $8,156,707
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $8,319,191) (C)            8,156           8,156
                                                   ---------
Total Repurchase Agreements
   (Cost $28,642) ($ Thousands)                       28,642
                                                   ---------
Total Investments -- 113.3%
   (Cost $1,352,845) ($ Thousands)                 1,547,604
                                                   ---------

OTHER ASSETS AND LIABILITIES -- (13.3%)
Payable upon Return on Securities Loaned            (172,691)
Investment Advisory Fees Payable                        (584)
Other Assets and Liabilities, Net                     (8,958)
                                                   ---------
Total Other Assets and Liabilities                  (182,233)
                                                   ---------




--------------------------------------------------------------------------------
46  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                       Value
                                               ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital-- Class A
   (unlimited authorization-- no par value)
   based on 93,968,971 outstanding
   shares of beneficial interest                  $1,119,873
Paid-in-Capital-- Class T
   (unlimited authorization-- no par value)
   based on 15,822 outstanding
   shares of beneficial interest                       3,186
Undistributed net investment income                    1,391
Accumulated net realized gain on investments          42,558
Net unrealized appreciation on investments           194,759
Net unrealized appreciation on futures contracts       3,604
                                                  ----------
Total Net Assets -- 100.0%                        $1,365,371
                                                  ==========
 Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,365,141,594 / 93,968,971 shares)               $14.53
                                                      ======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class T
   ($229,352 / 15,822 shares)                         $14.50
                                                      ======
  * Non-income producing security.
  + Real Estate Investment Trust
 ++ See Note 3 in Notes to Financial Statements.
(A) This security or a partial position of this security has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at November 30, 2003 (see Note 9). The total value of securities on loan at November 30, 2003 was $164,129,536.
(C) This security was purchased with cash collateral held from securities lending (see Note 9). The total value of such securities as of November 30, 2003 was $172,690,572.
(D) This warrant represents a potential distribution settlement in a legal claim and does not have a strike price or expiration date.
(E) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2003 was $1,292,105.
(F) Securities considered illiquid. The total value of such securities as of November 30, 2003 was $0.
(G) The rate reported is the effective yield at time of purchase.
(H) Variable Rate Security -- The rate reported is the rate in effect as of November 30, 2003.
ADR -- American Depositary Receipt
Cl -- Class
CV -- Convertible Security
NY -- New York
Amounts designated as "--" are zero or have been rounded to zero.



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003 47 statement of net assets (Unaudited)



Core Fixed Income Fund


November 30, 2003


--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

CORPORATE OBLIGATIONS -- 35.4%
CONSUMER DISCRETIONARY -- 3.1%
   AOL Time Warner
        7.700%, 05/01/32             $ 4,400       $   5,038
        7.625%, 04/15/31               2,475           2,805
   British Sky Broadcasting
        8.200%, 07/15/09                 935           1,097
   COX Communications
        7.875%, 08/15/09                 440             518
        7.125%, 10/01/12                 305             349
        5.500%, 10/01/15                 215             214
        4.625%, 06/01/13                 505             483
   Camp Pendelton (C)
        5.937%, 10/01/43                 500             497
   Comcast
        8.875%, 04/01/07               7,722           8,002
        7.050%, 03/15/33 (K)             625             671
        6.500%, 01/15/15               1,380           1,484
        5.500%, 03/15/11               1,830           1,888
   Comcast Cable Communications
        8.375%, 03/15/13               1,700           2,062
        6.750%, 01/30/11 (K)           5,950           6,580
        6.375%, 01/30/06                 360             386
   Continental Cablevision
        9.000%, 09/01/08                 710             850
        8.300%, 05/15/06                 875             977
   DaimlerChrysler
        8.500%, 01/18/31                 775             898
        7.450%, 03/01/27                 105             109
        7.300%, 01/15/12 (K)             495             542
        6.500%, 11/15/13               2,700           2,794
        4.750%, 01/15/08               1,005           1,009
        4.050%, 06/04/08               2,525           2,456
   Ford Motor
        7.450%, 07/16/31               5,700           5,408
        6.375%, 02/01/29               5,500           4,586
   General Motors
        8.375%, 07/15/33               5,380           5,861
        7.125%, 07/15/13 (K)             340             358
   Liberty Media
        8.250%, 02/01/30                  20              24
        7.875%, 07/15/09                 495             569
        5.700%, 05/15/13                 705             705
        2.640%, 09/17/06 (F)           5,190           5,244
   News America
        7.300%, 04/30/28               2,385           2,661


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   News America Holdings
        8.875%, 04/26/23             $   475       $     607
        8.150%, 10/17/36               2,245           2,753
        7.750%, 01/20/24                 395             458
   TCI Communications
        7.875%, 02/15/26                 945           1,089
        7.125%, 02/15/28                 350             374
   TCI Communications MTN (G)
        8.350%, 02/15/05               1,775           1,894
   Target
        5.875%, 03/01/12 (K)           2,435           2,640
        4.000%, 06/15/13                 355             331
   Time Warner
        7.570%, 02/01/24                  30              33
        6.875%, 05/01/12               2,800           3,114
        6.875%, 06/15/18               1,180           1,276
        6.625%, 05/15/29               1,500           1,522
   Time Warner Entertainment
        8.375%, 07/15/33               1,575           1,974
   Viacom
        5.625%, 05/01/07                 740             794
        5.625%, 08/15/12 (K)           1,420           1,500
   Yum! Brands
        7.700%, 07/01/12                 820             941
        7.650%, 05/15/08                 125             141
                                                   ---------
                                                      88,566
                                                   ---------
CONSUMER STAPLES -- 1.5%
   Altria Group (K)
        7.750%, 01/15/27               2,205           2,321
   Cadbury Schweppes (C)
        5.125%, 10/01/13                 465             461
   Diageo Capital PLC
        6.625%, 06/24/04               4,185           4,311
        3.375%, 03/20/08                 970             958
   Duty Free International (H) (J)
        7.000%, 01/15/04               2,335             817
   General Mills
        6.000%, 02/15/12                 215             229
        5.125%, 02/15/07                 800             844
   Kellogg, Ser B
        7.450%, 04/01/31               1,005           1,187
        6.600%, 04/01/11               3,765           4,203
   Kraft Foods
        5.625%, 11/01/11               3,555           3,710
   Kroger
        7.500%, 04/01/31                 600             685
        6.800%, 04/01/11                 490             544
        6.750%, 04/15/12                 350             386



--------------------------------------------------------------------------------
48  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Nabisco
        7.550%, 06/15/15             $ 2,675       $   3,160
        6.375%, 02/01/05               2,665           2,785
   Pepsi Bottling Group, Ser B
        7.000%, 03/01/29               1,295           1,476
   Philip Morris Capital
        7.500%, 07/16/09               1,155           1,231
   RJ Reynolds Tobacco Holdings, Ser B
        7.875%, 05/15/09               1,630           1,687
        7.750%, 05/15/06 (K)           3,760           3,939
   Sara Lee
        6.250%, 09/15/11               1,395           1,540
   Wal-Mart Stores
        7.550%, 02/15/30               1,100           1,353
        3.375%, 10/01/08               3,470           3,419
                                                   ---------
                                                      41,246
                                                   ---------
ENERGY -- 1.3%
   Alberta Energy
        7.375%, 11/01/31                 425             501
   Anadarko Finance, Ser B (K)
        7.500%, 05/01/31               3,755           4,411
   Anderson Exploration
        6.750%, 03/15/11                 170             187
   Apache (K)
        6.250%, 04/15/12               1,065           1,180
   BP Canada Finance
        3.625%, 01/15/09               2,740           2,711
   Centerpoint Energy Resources (C)
        7.875%, 04/01/13                 765             866
   Coastal
        6.950%, 06/01/28               2,250           1,626
   Conoco
        6.950%, 04/15/29               6,465           7,281
   Conoco Funding
        7.250%, 10/15/31                 885           1,039
        6.350%, 10/15/11               1,075           1,197
   ConocoPhillips
        7.000%, 03/30/29                 695             786
        5.900%, 10/15/32                  10              10
        4.750%, 10/15/12               1,235           1,235
   Consolidated Natural Gas, Ser A
        5.000%, 03/01/14                 625             617
   Devon Energy
        7.950%, 04/15/32               1,920           2,304
   Devon Financing
        7.875%, 09/30/31                 410             488
   Encana
        4.750%, 10/15/13                 675             662
   Kinder Morgan Energy
        5.000%, 12/15/13                 450             442
   Mitchell Energy
        6.750%, 02/15/04               2,215           2,233


--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pemex Master
        8.625%, 02/01/22              $  490       $     535
   Petroleos Mexicanos (K)
        6.500%, 02/01/05               1,917           2,008
   Texas Eastern Transmission
        7.000%, 07/15/32                 360             393
   YPF Sociedad Anonima MTN, Ser A
        7.750%, 08/27/07               3,000           3,173
                                                   ---------
                                                      35,885
                                                   ---------
FINANCIALS -- 19.9%
   ASIF Global Finance (C)
        3.900%, 10/22/08               2,550           2,553
   American Express Credit
        3.000%, 05/16/08                 245             238
        1.170%, 12/17/03 (F) (L)      19,171          19,172
        1.110%, 01/13/04 (F) (L)       6,390           6,390
   American General Capital
        8.500%, 07/01/30                 390             508
   American Honda Finance (F) (L)
        1.305%, 03/15/04              15,976          15,986
   Bank One
        7.875%, 08/01/10               4,440           5,289
   Bank of America
        7.400%, 01/15/11               3,750           4,369
        6.250%, 04/15/12               1,370           1,498
        5.875%, 02/15/09                 695             756
        4.375%, 12/01/10               1,425           1,413
        3.250%, 08/15/08               1,330           1,302
   Barclays Bank PLC (C) (F)
        8.550%, 09/29/49               1,730           2,116
   Bear Stearns
        5.700%, 01/15/07                 640             689
        2.875%, 07/02/08               1,165           1,118
        1.175%, 12/01/03 (F) (L)      25,562          25,562
   Boeing Capital
        6.500%, 02/15/12 (K)             340             371
        5.800%, 01/15/13                 315             328
   CCN Bluegrass (F) (L)
        1.190%, 08/18/04              19,171          19,171
   CIT Group (F) (L)
        2.400%, 01/09/04               4,090           4,093
        1.900%, 04/08/04              15,081          15,084
        1.700%, 05/03/04               2,556           2,556
        1.346%, 12/05/03               9,969           9,968
   Capital One Bank
        6.700%, 05/15/08               2,000           2,175
        5.750%, 09/15/10                 410             429
        4.875%, 05/15/08               6,040           6,170






--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003 49 statement of net assets (Unaudited)



Core Fixed Income Fund (Continued)


November 30, 2003

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Chase Capital, Ser B (F)
        1.663%, 02/01/27             $ 2,400       $   2,153
   Citicorp
        7.750%, 06/15/06               2,800           3,136
        7.200%, 06/15/07                 740             837
   Citigroup
        7.250%, 10/01/10               4,065           4,711
        6.000%, 02/21/12               1,445           1,571
        6.000%, 10/31/33                 355             353
        5.875%, 02/22/33 (K)             835             818
        5.625%, 08/27/12                 460             483
        5.500%, 08/09/06                 865             923
        5.000%, 03/06/07                 915             967
        3.500%, 02/01/08                 100             100
        1.499%, 05/04/04 (F) (L)       5,981           5,991
        1.350%, 03/09/04 (F) (L)      12,781          12,791
   Colonial Realty MTN
        6.980%, 09/26/05               5,300           5,692
   Countrywide Home Loans (F) (L)
        1.400%, 01/13/04              10,557          10,557
        1.390%, 12/10/03               8,435           8,435
        1.330%, 05/14/04               6,390           6,390
        1.265%, 09/24/04               8,947           8,947
   Credit Suisse First Boston USA
        6.125%, 11/15/11 (K)           1,375           1,488
        4.625%, 01/15/08               2,005           2,075
   Dryden Investor Trust (C) (H)
        7.157%, 07/23/08               3,673           3,969
   Equity Residential Properties Trust
        6.625%, 03/15/12               1,705           1,871
   Farmers Exchange Capital (C)
        7.200%, 07/15/48               2,550           2,225
        7.050%, 07/15/28               4,840           4,362
   Farmers Insurance Exchange (C)
        8.625%, 05/01/24               5,418           5,581
   Ford Motor Credit
        7.875%, 06/15/10               3,500           3,742
        7.600%, 08/01/05 (K)             640             681
        7.500%, 03/15/05                 250             263
        7.375%, 10/28/09               1,470           1,555
        7.375%, 02/01/11               3,400           3,549
        7.000%, 10/01/13               1,700           1,724
        6.875%, 02/01/06               3,110           3,273
        6.500%, 01/25/07                 945             990
        3.036%, 10/25/04 (F)             950             958
   Ford Motor Credit MTN (K)
        7.750%, 02/15/07               4,435           4,729

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Fund American
        5.875%, 05/15/13              $  600       $     600
   GE Capital Franchise MTN
        8.680%, 01/14/04               4,700           4,740
        6.860%, 06/15/07               1,100           1,227
   General Electric Capital
        3.500%, 08/15/07               1,100           1,104
        3.500%, 05/01/08               1,530           1,522
   General Electric Capital MTN, Ser A
        6.125%, 02/22/11               3,130           3,412
        6.000%, 06/15/12                 900             969
        5.875%, 02/15/12               3,620           3,867
        5.450%, 01/15/13 (K)           3,630           3,752
   General Motors Acceptance
        8.000%, 11/01/31               6,900           7,292
        7.250%, 03/02/11               3,220           3,409
        7.150%, 06/15/15 (E)           2,300           1,001
        6.875%, 09/15/11 (K)           6,590           6,825
        6.125%, 09/15/06                 735             778
   Goldman Sachs
        7.350%, 10/01/09                 220             254
        6.875%, 01/15/11               1,135           1,281
   Goldman Sachs Group
        6.600%, 01/15/12               3,045           3,380
        5.250%, 10/15/13               3,550           3,554
        4.750%, 07/15/13                 635             613
        1.340%, 05/04/04 (F) (L)      12,781          12,781
        1.160%, 12/17/03 (F) (L)      12,781          12,781
   HBOS Treasury Servises (F) (L)
        1.150%, 07/19/04               3,323           3,324
   Harwood (F) (L)
        1.180%, 06/20/06               6,390           6,390
   Health Care Property Investment
        6.000%, 03/01/15                  40              40
   Household Finance
        8.000%, 07/15/10               2,330           2,779
        7.625%, 05/17/32                 650             779
        7.000%, 05/15/12               3,125           3,551
        6.750%, 05/15/11                 425             474
        6.375%, 10/15/11               1,390           1,523
        6.375%, 11/27/12                 365             397
        5.875%, 02/01/09               1,530           1,647
        4.750%, 07/15/13 (K)           2,315           2,238
        2.390%, 03/11/04 (F)(L)       11,950          11,992
        1.920%, 04/23/04 (F)(L)        1,278           1,282
   JP Morgan Capital Trust II
        7.950%, 02/01/27                 180             200






--------------------------------------------------------------------------------
50  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   JP Morgan Chase
        6.750%, 02/01/11 (K)      $      775       $     866
        6.625%, 03/15/12               3,405           3,776
        5.750%, 01/02/13(K)            1,490           1,559
        5.250%, 05/30/07               3,175           3,368
        4.500%, 11/15/10               2,000           1,990
        3.625%, 05/01/08               1,315           1,307
   Korea Development Bank
        4.250%, 11/13/07                 560             565
   Lehman Brothers
        8.800%, 03/01/15               2,755           3,478
        6.500%, 04/15/08               2,765           3,038
   Lehman Brothers Holdings MTN, Ser F
        7.500%, 09/01/06               1,075           1,207
   Lehman Brothers Holdings MTN, Cl G
        4.375%, 11/30/10                 350             346
   Liberty Light US Capital (F) (L)
        1.095%, 05/17/04              20,449          20,448
   Loew's
        7.000%, 10/15/23               1,950           1,931
   MBNA America Bank
        5.375%, 01/15/08                 600             636
   Massachusetts Mutual Life
     Insurance (K)
        5.625%, 05/15/33                 600             571
   Merrill Lynch
        7.430%, 09/01/22                 169             179
        1.080%, 04/13/04 (F) (L)      12,781          12,781
   Merrill Lynch MTN, Ser B
        3.375%, 09/14/07               1,650           1,655
   Merrill Lynch MTN, Cl B
        5.300%, 09/30/15               1,170           1,170
   Met Life Global Funding (C)
        4.750%, 06/20/07                 800             848
   Morgan Stanley
        6.750%, 04/15/11               1,915           2,149
        6.100%, 04/15/06                 450             485
        5.800%, 04/01/07                 750             816
        5.300%, 03/01/13               3,100           3,138
        1.110%, 07/06/04 (F) (L)      12,781          12,781
        1.110%, 07/23/04 (F) (L)      12,781          12,781
   National Rural Utilities
     MTN, Ser C
        7.250%, 03/01/12                 785             909
   Nationwide Mutual Life (C)
        8.250%, 12/01/31               2,500           2,976
        7.875%, 04/01/33               5,390           6,175
   Odyssey Re Holdings
        7.650%, 11/01/13               3,620           3,695
   PNC Funding
        5.250%, 11/15/15                 565             560
   Pacific Life (C)
        6.600%, 09/15/33                 450             471
   Paragon Mortgages (F) (L)
        1.140%, 09/15/04              11,758          11,758

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Peoples Bank
        9.875%, 11/15/10             $ 3,435       $   4,116
   Principal Life Global Funding (C)
        5.250%, 01/15/13               3,000           3,026
   Progress Capital Holdings MTN
        6.750%, 12/10/07               3,000           3,200
   Protective Life MTN
        3.700%, 11/24/08               1,500           1,484
   Prudential (C)
        6.375%, 07/23/06                 800             870
   Prudential Financial MTN, Ser B
        5.750%, 07/15/33                 535             496
   Rabobank Capital (C)
        5.260%, 12/29/49                 500             501
   Royal Bank of Scotland
        5.000%, 10/01/14                 530             522
   Royal Bank of Scotland Group
     PLC, Ser 2
        8.817%, 03/31/49               3,875           4,195
   SLM
        5.625%, 08/01/33               1,520           1,427
   SLM MTN, Cl A
        5.000%, 10/01/13                 670             662
   Sigma Finance (F) (L)
        1.090%, 11/01/04               7,669           7,668
   Simon Property Group
        5.450%, 03/15/13                 460             467
   Tango (F) (L)
        1.380%, 08/13/04              12,781          12,781
   Toyota Motor Credit
        2.875%, 08/01/08               1,970           1,916
   UBS Preferred Funding Trust I
        8.622%, 10/29/49               2,115           2,585
   US Bancorp MTN, Ser N
        3.950%, 08/23/07                 250             255
        3.125%, 03/15/08               2,060           2,019
   USA Education (F) (L)
        1.341%, 01/23/04               4,550           4,551
   Union Planters
        4.375%, 12/01/10                 845             833
   Volkswagen Credit (F) (L)
        1.350%, 01/22/04               2,556           2,557
   Wachovia Bank
        5.000%, 08/15/15                 530             523
   Wells Fargo
        7.800%, 06/15/10 (F)             450             486
        5.000%, 11/15/14               2,935           2,907
   Wells Fargo Financial
        6.125%, 04/18/12                 610             665
   Zions Bancorp
        6.000%, 09/15/15                 635             658






--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003 51 statement of net assets (Unaudited)

November 30, 2003

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Zurich Capital Trust I (C) (K)
        8.376%, 06/01/37             $ 3,970      $    4,526
                                                  ----------
                                                     565,261
                                                  ----------
HEALTH CARE -- 0.3%
   Bristol-Myers Squibb
        6.875%, 08/01/97                 425             462
        5.750%, 10/01/11               3,085           3,310
   Health Care Property
        6.000%, 11/15/13               1,425           1,434
   Humana
        6.300%, 08/01/18                 535             557
   Medco Health Solutions
        7.250%, 08/15/13                 715             772
   Schering-Plough
        5.300%, 12/01/13                 350             349
   Tenet Healthcare
        7.375%, 02/01/13                 221             214
                                                  ----------
                                                       7,098
                                                  ----------
INDUSTRIALS -- 4.5%
   Air 2 US (C)
        8.027%, 10/01/19               4,967           4,221
   America West Airlines, Ser 99-1
        7.930%, 01/02/19               6,207           6,617
   American Airlines, Ser 01-2
        7.858%, 10/01/11               2,000           2,029
   American Airlines, Ser 99-1
        7.024%, 10/15/09               2,320           2,310
   Burlington North Santa Fe
        7.290%, 06/01/36               1,010           1,194
        6.750%, 07/15/11                 200             225
        5.900%, 07/01/12                 675             720
   CSX
        6.750%, 03/15/11                 885             988
   Canadian National Railways
        7.375%, 10/15/31               1,400           1,642
   Caterpillar (F) (L)
        1.320%, 05/28/04               6,390           6,395
        1.306%, 03/05/04               5,879           5,882
        1.300%, 04/08/04               7,669           7,674
        1.250%, 07/09/04              12,781          12,781
   Continental Airlines, Ser 00-1
        8.048%, 11/01/20                 985           1,005
   Continental Airlines, Ser 00-2
        7.707%, 04/02/21               1,460           1,473
        7.487%, 10/02/10               1,270           1,281
   Continental Airlines, Ser 971A
        7.461%, 04/01/15                 490             473
   Continental Airlines, Ser 974A
        6.900%, 01/02/18               5,477           5,388

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Continental Airlines, Ser 99-1
        7.256%, 03/15/20            $    999      $    1,007
   Contintental Airlines, Ser 991A
        6.545%, 02/02/19               1,280           1,263
   Delta Air Lines, Ser 02-1,
     Cl G-1 (K)
        6.718%, 01/02/23               4,735           4,995
   Delta Air Lines, Ser 02-1,
     Cl G-2 (K)
        6.417%, 07/02/12               3,740           3,974
   Delta Airlines, Ser 2000-1,
     Cl A2
        7.570%, 11/18/10               1,720           1,772
   Eastman Kodak
        7.250%, 11/15/13                 435             451
   General Dynamics
        4.500%, 08/15/10                 430             435
   General Electric (F) (L)
        1.119%, 01/28/04               6,390           6,391
   Lockheed Martin
        8.500%, 12/01/29               3,245           4,214
   Northrop Grumman
        9.375%, 10/15/24               2,695           2,941
        7.750%, 02/15/31               1,145           1,384
   Northwest Airlines, Ser 971B (H)
        7.248%, 01/02/12               4,109           3,007
   Northwest Airlines, Ser 991C (H)
        8.130%, 02/01/14               1,085             750
   Pitney Bowes Credit
        5.750%, 08/15/08               4,965           5,399
   Raytheon
        8.300%, 03/01/10               1,705           2,023
        6.000%, 12/15/10                  70              74
        5.500%, 11/15/12                  40              40
        5.375%, 04/01/13                 405             401
        4.500%, 11/15/07                 435             436
   Tyco International
        7.000%, 06/15/28               1,775           1,791
        6.875%, 01/15/29 (K)           5,420           5,400
        6.375%, 06/15/05                 585             616
        6.375%, 10/15/11 (K)           4,755           4,993
        6.000%, 11/15/13 (C)           1,945           1,960
   US Airways, Ser CLB (H)
        7.500%, 04/15/08               3,348             167
   Union Pacific
        6.125%, 01/15/12               1,210           1,308
   United Technology
        6.500%, 06/01/09               1,670           1,887
   Waste Management
        7.375%, 05/15/29 (B)             895           1,005
        7.125%, 12/15/17               4,840           5,391
        7.100%, 08/01/26               1,375           1,481
                                                  ----------
                                                     129,254
                                                  ----------


--------------------------------------------------------------------------------
52  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

MATERIALS -- 0.5%
   BHP Finance
        4.800%, 04/15/13              $  430      $      427
   Dow Chemical
        7.375%, 11/01/29               3,745           4,148
        6.125%, 02/01/11                 205             217
        6.000%, 10/01/12                 375             393
   International Paper (K)
        5.850%, 10/30/12                 535             554
   MeadWestavaco (K)
        6.850%, 04/01/12               1,505           1,644
   Placer Dome (C)
        6.450%, 10/15/35                 305             307
   Sealed Air (C)
        6.875%, 07/15/33               1,900           1,985
   Weyerhaeuser
        7.375%, 03/15/32               2,375           2,535
        6.875%, 12/15/33               1,320           1,327
        6.750%, 03/15/12               1,395           1,505
                                                  ----------
                                                      15,042
                                                  ----------
REGIONAL AGENCIES -- 0.8%
   Aid - Israel
        5.500%, 09/18/23               5,950           5,988
   Quebec Province
        7.500%, 09/15/29                 355             439
   Republic of Chile
        5.500%, 01/15/13                 555             568
   United Mexican States
       11.500%, 05/15/26 (K)           6,440           9,180
        8.625%, 03/12/08               2,175           2,545
        8.375%, 01/14/11               3,090           3,615
                                                  ----------
                                                      22,335
                                                  ----------
TELECOMMUNICATION SERVICES -- 1.7%
   AT&T
        8.750%, 11/15/31                 630             723
   AT&T Wireless Services
        8.750%, 03/01/31                 925           1,083
        8.125%, 05/01/12 (K)           2,035           2,323
        7.350%, 03/01/06               2,000           2,173
   BellSouth (K)
        6.000%, 10/15/11                 470             506
   British Telecommunications PLC
        8.875%, 12/15/30                 185             237
        8.375%, 12/15/10               1,725           2,072
   Deutsche Telekom
        8.750%, 06/15/30                 700             881
   Deutsche Telekom International
        5.250%, 07/22/13               2,135           2,125

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   France Telecom
        8.450%, 03/01/06              $  775      $      867
   INTELSAT (C)
        6.500%, 11/01/13                 580             601
   Intermedia Communications,
     Ser B (H) (I)
        8.600%, 06/01/08               2,000           1,760
   New England Telephone & Telegraph
        7.875%, 11/15/29               1,175           1,397
   New Jersey Bell Telephone
        7.850%, 11/15/29                 740             871
   Qwest Capital Funding (C)
        7.250%, 02/15/11               4,750           4,501
   SBC Communications
        5.875%, 08/15/12                 620             655
   Sprint Capital
        8.750%, 03/15/32                 680             770
        8.375%, 03/15/12               1,830           2,078
        7.625%, 01/30/11               2,585           2,837
        6.875%, 11/15/28               4,150           3,909
        6.000%, 01/15/07                  10              10
   Telecom Italia Capital (C)
        5.250%, 11/15/13               2,055           2,044
   Telefonos De Mexico (C)
        4.500%, 11/19/08                 730             734
   Verizon Global Funding
        7.750%, 12/01/30                 920           1,061
        6.875%, 06/15/12               6,685           7,414
   Verizon New Jersey, Ser A
        5.875%, 01/17/12               1,510           1,593
   Verizon New York, Cl A
        6.875%, 04/01/12                 570             624
   Verizon, Ser A (K)
        5.650%, 11/15/11                 170             177
   Vodafone Group PLC
        6.250%, 11/30/32                 915             924
        3.950%, 01/30/08                 655             661
   Worldcom (C) (I)
        7.375%, 01/15/49                 700             235
                                                  ----------
                                                      47,846
                                                  ----------
UTILITIES -- 1.8%
   American Electric Power
        5.250%, 06/01/15                 520             508
   Arizona Public Services
        8.000%, 12/30/15                 890             968
   Centerpoint Energy (C) (K)
        6.950%, 03/15/33                 345             381
   Conectiv MTN, Ser A
        6.730%, 06/01/06               1,420           1,456
   DTE Energy (K)
        6.450%, 06/01/06               1,340           1,447






--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003 53 statement of net assets (Unaudited)

November 30, 2003
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Dominion Resources
        5.700%, 09/17/12             $ 1,140      $    1,193
        5.000%, 03/15/13                 915             907
        4.125%, 02/15/08                 250             253
   Dominion Resources, Ser D
        5.125%, 12/15/09               1,525           1,580
   Dominion Resources, Ser E
        6.750%, 12/15/32                 405             432
   Duke Energy
        6.250%, 01/15/12                 235             254
        5.625%, 11/30/12               1,405           1,455
   El Paso Electric, Ser E
        9.400%, 05/01/11               2,315           2,700
   El Paso MTN
        7.800%, 08/01/31               2,360           1,853
        7.750%, 01/15/32               3,800           2,983
   Exelon (K)
        6.750%, 05/01/11                 310             345
   FPL Energy (C)
        6.639%, 06/20/23               4,790           4,905
   First Energy, Ser B
        6.450%, 11/15/11                 700             730
   First Energy, Ser C
        7.375%, 11/15/31               3,445           3,560
   Hydro-Quebec, Ser HY
        8.400%, 01/15/22               1,215           1,586
   Hydro-Quebec, Ser JL
        6.300%, 05/11/11               1,475           1,651
   Kinder Morgan
        7.300%, 08/15/33                 680             765
   Oncor Electric Delivery
        7.250%, 01/15/33                 450             509
        6.375%, 01/15/15                 685             738
   Pinnacle West Capital (F)
        1.980%, 11/01/05               2,800           2,799
   Power Contract (C)
        5.200%, 02/01/06               5,680           5,754
   Progress Energy
        7.750%, 03/01/31                 185             215
   Sonat (K)
        7.625%, 07/15/11               2,880           2,491
   Txu Energy
        7.000%, 03/15/13                 460             507
   Virginia Electric & Power, Ser A
        5.750%, 03/31/06               1,325           1,414
   Williams
        8.750%, 03/15/32               2,840           2,989
        7.750%, 06/15/31                 740             718
        6.250%, 02/01/06               1,810           1,855
   Williams, Ser A
        7.500%, 01/15/31                 310             294
                                                  ----------
                                                      52,195
                                                  ----------
Total Corporate Obligations
   (Cost $983,875) ($ Thousands)                   1,004,728
                                                  ----------

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-
BACKED OBLIGATIONS -- 24.7%
   FHLMC
        9.750%, 10/01/14            $     46      $       49
        9.000%, 12/01/05                   3               3
        8.500%, 09/01/08 to
          04/01/09                       366             391
        7.500%, 11/01/17 to
          06/01/32                     4,384           4,689
        7.000%, 11/01/15 to
          06/01/32                     4,893           5,155
        6.500%, 10/01/16 to
          05/01/18                    10,736          11,284
        6.000%, 03/01/11 to
          10/01/33                    36,756          37,973
        5.500%, 02/01/13 to
          09/01/33                    18,987          19,423
        5.000%, 11/01/10 to
          10/01/33                    93,962          92,475
        4.500%, 10/01/13 to
          11/01/13                     5,395           5,374
        4.000%, 05/01/18 to
          10/01/33                     2,874           2,628
   FHLMC TBA
        8.000%, 12/01/33               1,600           1,722
        6.500%, 12/11/33                 100             104
        6.000%, 12/01/33                 500             514
        5.500%, 12/01/18 to 12/11/33  26,100          26,846
        5.000%, 01/01/11 to 02/12/34   8,399           8,476
   FNMA
        8.000%, 04/01/08 to 07/01/31   3,999           4,297
        7.500%, 06/01/27 to 04/01/31      74              78
        7.000%, 03/01/09 to 07/01/32  19,681          20,784
        6.500%, 12/01/12 to 10/01/33  23,954          25,063
        6.000%, 03/01/11 to 09/01/33  21,602          22,306
        5.500%, 05/01/13 to 06/01/33   6,935           7,097
        4.000%, 08/01/18 to 10/01/18   4,305           4,166
   FNMA TBA
        7.000%, 12/16/18 to 12/01/33  24,800          26,186
        6.500%, 12/16/18 to 12/25/33  22,865          23,816
        6.000%, 12/01/18 to 02/01/34  50,340          52,382
        5.500%, 12/01/17 to 01/01/34  33,450          33,840
        5.000%, 12/01/18 to 12/25/18  37,106          37,581
        4.500%, 12/20/18               4,800           4,765
   GNMA
        9.500%, 12/15/20                  57              65
        8.500%, 11/15/20                   4               4
        7.000%, 10/15/29 to 02/15/33   3,690           3,923
        6.500%, 06/15/11 to 02/15/32   6,965           7,340
        6.000%, 03/15/14 to 10/15/33   5,333           5,567
        5.500%, 04/15/14 to 07/15/33   6,354           6,502
        5.000%, 09/15/33               6,366           6,266
   GNMA TBA
        7.000%, 12/15/28 to 12/01/31  22,968          24,419
        6.500%, 12/01/33              56,570          59,452
        6.000%, 01/24/33 to 12/01/33  25,823          26,643
        5.000%, 12/01/33              78,220          76,900
        4.500%, 12/15/33               5,760           5,449
                                                  ----------
Total U.S. Government Mortgage-Backed Obligations
   (Cost $686,009) ($ Thousands)                     701,997
                                                  ----------

--------------------------------------------------------------------------------
54  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 19.8%
  U.S. Treasury Bonds
       12.000%, 08/15/13 (K)       $  23,521      $   32,450
       11.250%, 02/15/15               1,490           2,376
       10.375%, 11/15/12 (K)          12,230          15,567
        9.250%, 02/15/16 (K)           3,695           5,275
        8.875%, 08/15/17 (K)           3,800           5,348
        8.500%, 02/15/20 (K)           7,475          10,367
        8.125%, 08/15/19 (K)           9,100          12,203
        7.125%, 02/15/23               6,851           8,482
        6.750%, 08/15/26 (K)          27,341          32,836
        6.250%, 08/15/23 (K)           6,325           7,146
        6.125%, 11/15/27               7,262           8,128
        6.000%, 02/15/26 (K)           1,040           1,145
        5.375%, 02/15/31 (K)          39,292          40,710
        4.250%, 01/15/10 (D) (K)       6,020           6,953
        3.875%, 04/15/29 (D) (K)      13,352          16,993
        3.625%, 04/15/28 (D) (K)      23,008          27,992
        3.500%, 01/15/11 (D) (K)      15,553          17,373
        1.875%, 07/15/13 (D) (K)       4,617           4,566
   U.S. Treasury Notes
        6.500%, 10/15/06                 330             366
        5.750%, 08/15/10 (K)           9,360          10,430
        5.000%, 08/15/11 (K)          11,590          12,333
        4.875%, 02/15/12 (K)          32,240          33,945
        4.250%, 08/15/13               2,580           2,570
        4.250%, 11/15/13 (K)          43,948          43,694
        4.000%, 11/15/12 (K)           7,915           7,792
        3.375%, 11/15/08 (K)          17,705          17,723
        3.250%, 08/15/08 (K)          25,635          25,598
        3.125%, 09/15/08                 110             109
        3.125%, 10/15/08 (K)           2,230           2,210
        2.375%, 08/15/06 (K)          18,154          18,140
        2.000%, 08/31/05 (K)          36,929          37,008
        1.625%, 09/30/05 to 10/31/05  74,385          73,896
   U.S. Treasury STRIPS (A) (K)
        5.970%, 11/15/21              23,570           8,789
        5.860%, 08/15/28               1,943             500
        5.830%, 02/15/23               1,320             457
        5.440%, 11/15/27                 300              79
        4.890%, 11/15/22              27,225           9,539
   U.S. Treasury STRIPS PO (A)
        5.770%, 08/15/22               3,780           1,348
                                                  ----------
Total U.S. Treasury Obligations
   (Cost $568,947) ($ Thousands)                     562,436
                                                  ----------

ASSET-BACKED SECURITIES -- 19.0%
AUTOMOTIVE -- 3.3%
   AESOP Funding, Ser 2003-4A, Cl A1 (F)
        1.350%, 08/20/07              12,000          12,057
   Americredit Automobile Receivables
     Trust, Ser 2000-B, Cl A4 (F)
        1.320%, 04/05/07               6,563           6,562

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Americredit Automobile Receivables
     Trust, Ser 2000-C, Cl A4 (F)
        1.330%, 07/12/07             $ 3,732      $    3,733
   Americredit Automobile Receivables
     Trust, Ser 2002-1, Cl A3
        4.230%, 10/06/06               5,000           5,094
   Americredit Automobile Receivables
     Trust, Ser 2002-A, Cl A3 (F)
        1.320%, 10/12/06               7,863           7,861
   Americredit Automobile Receivables
     Trust, Ser 2003-BX, Cl A2A (F)
        1.550%, 11/06/06               3,960           3,964
   Bank One Auto Securitization Trust,
     Ser 2003-1, Cl A3
        1.820%, 09/20/07               2,100           2,080
   Capital Auto Receivables Asset Trust,
     Ser 2002-1, Cl A3 (F)
        1.200%, 07/15/05               3,563           3,563
   Chesapeake Funding,
     Ser 2003-1, Cl A1 (F)
        1.370%, 08/07/08              11,000          11,025
   DaimlerChrysler Master Owner Trust,
     Ser 2002-A, Cl A (F)
        1.180%, 05/15/07               3,180           3,180
   DamilerChrysler Automobile Trust,
     Ser 2003-B, Cl A3
        2.250%, 08/08/07               2,460           2,451
   Drivetime Auto Owner Trust,
     Ser 2002-C, Cl A2 (F)
        2.200%, 12/17/07               2,819           2,825
   Drivetime Auto Owner Trust,
     Ser 2003-B, Cl A2 (F)
        1.347%, 04/17/06               3,840           3,834
   Ford Credit Auto Owner Trust,
     Ser 2001-D, Cl A3
        4.310%, 06/15/05               2,025           2,041
   Ford Credit Auto Owner Trust,
     Ser 2002-D, Cl A4B (F)
        1.240%, 11/15/06              13,000          13,015
   Ford Credit Auto Owner Trust,
     Ser 2003-A, Cl A3A
        2.200%, 07/17/06                 215             216
   Onyx Acceptance Auto Trust,
     Ser 2001-B, Cl A3
        4.970%, 09/15/05                 126             126
   USAA Auto Owner Trust, Ser
     2002-1, Cl A2
        1.950%, 03/15/05                 148             148
   Whole Auto Loan Trust,
     Ser 2002-1, Cl A2
        1.880%, 06/15/05               6,471           6,486
   World Omni Auto Receivables Trust,
     Ser 2003-B, Cl A3
        2.200%, 01/15/08               2,400           2,400
                                                  ----------
                                                      92,661
                                                  ----------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003 55 statement of net assets (Unaudited)

November 30, 2003
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

CREDIT CARDS -- 2.5%
   Chase Credit Card Master Trust,
     Ser 2003-6, Cl A (F)
        1.230%, 02/15/11             $ 8,300      $    8,304
   Citibank Credit Card Issuance Trust,
     Ser 2000-A1, Cl A1
        6.900%, 10/15/07               2,000           2,168
   Citibank Credit Card Issuance Trust,
     Ser 2000-A1, Cl A3
        6.875%, 11/16/09               1,250           1,417
   Citibank Credit Card Issuance Trust,
     Ser 2001-A5, Cl A5 (F)
        1.190%, 06/10/06               8,000           7,998
   Citibank Credit Card Issuance Trust,
     Ser 2002-A5, Cl A5 (F)
        1.180%, 09/17/07              11,140          11,139
   Citibank Credit Card Issuance Trust,
     Ser 2003-A6, Cl A6
        2.900%, 05/17/10               4,800           4,657
   Citibank Credit Card Issuance Trust,
     Ser 2003-A8, Cl A8
        3.500%, 08/16/10                 960             951
   Citibank OMNI Master Trust,
     Ser 2002-4, Cl A (F)
        1.250%, 08/18/09               8,639           8,630
   Citibank OMNI Master Trust,
     Ser 2002-5, Cl A (F)
        1.500%, 11/17/09               4,375           4,379
   MBNA Credit Card Master Note Trust,
     Ser 2003-A1, Cl A1
        3.300%, 07/15/10               2,125           2,107
   MBNA Credit Card Master Note Trust,
     Ser 2003-A6, Cl A6
        2.750%, 10/15/10               5,750           5,548
   Metris Master Trust,
     Ser 2000-1, Cl A (F)
        1.420%, 08/20/08               5,414           5,284
   Metris Master Trust,
     Ser 2000-3, Cl A (F)
        1.380%, 09/21/09               2,455           2,362
   Metris Master Trust,
     Ser 2001-3, Cl A (F)
        1.350%, 07/21/08               2,700           2,665
   Metris Master Trust,
     Ser 2001-4A, Cl A (F)
        1.470%, 08/20/08               4,025           3,971
                                                  ----------
                                                      71,580
                                                  ----------
MORTGAGE RELATED SECURITIES -- 13.1%
   ABN Amro Mortgage,
     Ser 2002-5, Cl 2A2
        6.500%, 07/25/17                 594             599

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------

   ABS Home Equity Loan Trust,
     Ser 2001-HE3, Cl A1 (F)
        1.390%, 11/15/31             $ 3,697      $    3,696
   ABSC Long Beach,
     Ser 2000-LB1, Cl AV (F)
        1.380%, 08/21/30                 675             674
   AFC Home Equity Loan Trust,
     Ser 2000-1, Cl 2A (F)
        1.359%, 03/25/30              11,106          11,066
   ARC Net Interest Margin Trust,
     Ser 2002-5A, Cl A
        7.750%, 07/27/32                 258             257
   Advanta Mortgage Loan Trust,
     Ser 1998-3, Cl A2 (F)
        1.419%, 09/25/28                 592             592
   Ameriquest Mortgage Securities,
     Ser 2002-5, Cl AF1
        2.600%, 02/25/33               1,096           1,097
   Amortizing Residential Collateral Trust
     CMO, Ser 2002-BC1, Cl A (F)
        1.459%, 01/25/32               5,983           5,980
   Asset Securitization,
     Ser 1996-D2, Cl A1
        6.920%, 02/14/29               6,733           7,148
   Banc of America Funding,
     Ser 2003-1, Cl A1
        6.000%, 05/20/33               2,229           2,246
   Bank of America Alternative Loan Trust,
     Ser 2003-5, Cl 2A1
        5.000%, 07/25/18               5,757           5,805
   BankBoston Home Equity Loan Trust,
     Ser 1998-2, Cl A5
        6.140%, 02/25/19                 767             786
   Bayview Financial Acquisiton Trust,
     Ser 2001-BA, Cl A (F)
        1.399%, 07/25/31                 663             662
   Bear Stearns Asset-Backed Securities,
     Ser 2000-2, Cl AF3
        7.340%, 08/25/30                 681             684
   Bear Stearns Asset-Backed Securities,
     Ser 2001-A, Cl AI4
        6.820%, 02/15/31               5,022           5,207
   CIGNA CBO, Ser 1996-1, Cl A2
        6.460%, 11/15/08               8,659           8,817
   CSFB, Ser 1997-C2, Cl AX, IO (F)
        1.400%, 01/17/35              27,684             975
   CSFB, Ser 2001-FL2A, Cl A (F)
        1.370%, 09/15/13               9,793           9,791
   Chase Commercial Mortgage Securities,
     Ser 2000-1, Cl A2
        7.757%, 04/15/32               2,390           2,758
   Chase Funding Loan Acquisition Trust,
     Ser 2003-C1, Cl 2A1 (F)
        1.269%, 05/25/24               8,540           8,535

--------------------------------------------------------------------------------
56  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Chase Funding Mortgage Loan,
     Ser 2002-1, Cl 2A2 (F)
        1.369%, 03/25/32             $ 9,511       $   9,528
   Chase Funding Net Interest Margin,
     Ser 2003-C1A, Cl NOTE
        6.750%, 03/27/36                 891             890
   Conseco Finance Home Loan Trust,
     Ser 2000-E, Cl M1
        8.130%, 08/15/31               5,600           5,782
   Conseco Finance Securitization,
     Ser 2000-4, Cl A4
        7.730%, 04/01/31              15,250          15,522
   Conseco Finance Securitization,
     Ser 2000-4, Cl A5
        7.970%, 05/01/32               2,800           2,393
   Conseco Finance, Ser 2001-1, Cl A5
        6.990%, 07/01/32               2,550           2,268
   Contimortgage Home Equity
     Loan Trust, Ser 1997-3, Cl A9
        7.120%, 08/15/28               1,205           1,205
   Contimortgage Home Equity
     Loan Trust, Ser 1997-5, Cl A6
        6.870%, 03/15/24               1,273           1,314
   Contimortgage Home Equity Loan,
     Ser 1997-2, Cl A9
        7.090%, 04/15/28                 613             613
   Contimortgage Home Equity Loan,
     Ser 1998-1, Cl A6
        6.580%, 12/15/18                  33              33
   Countrywide Asset-Backed
     Certificates, Ser 2001-BC3,
     Cl A (F)
        1.359%, 12/25/31                 662             663
   Countrywide Home Equity
     Loan Trust, Ser 2001-A, Cl A (F)
        1.360%, 04/15/27               5,975           5,969
   Criimi Mae Commercial Mortgage,
     Ser 1998-C1, Cl A2
        7.000%, 06/02/33               4,200           4,513
   DLJ Commercial Mortgage,
     Ser 1999-CG1, Cl A1B
        6.460%, 03/10/32               3,175           3,508
   DLJ Commercial Mortgage,
     Ser 1999-CG2, Cl A1B
        7.300%, 06/10/32               3,600           4,146
   Delta Funding Home Equity Loan,
     Ser 1997-3, Cl A6F
        6.860%, 10/25/28                 254             259
   Delta Funding Home Equity Loan,
     Ser 1999-3, Cl A1A (F)
        1.530%, 09/15/29                 859             860
   Deutsche Mortgage & Asset
     Receiving, Ser 1998-C1, CL A2
        6.538%, 06/15/31               9,640          10,499
   Deutsche, Ser 2003-3, Cl 1A1
        5.500%, 11/25/33               3,597           3,642

--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   EMC Mortgage Loan Trust,
     Ser 2002-AA, Cl A1 (F)
        1.589%, 05/25/39             $ 5,496      $    5,510
   EQCC Trust, Ser 2002-1, Cl 2A (F)
        1.419%, 11/25/31               3,277           3,280
   Equity One, Ser 2002-2, Cl AF3
        5.773%, 10/25/32               7,700           8,086
   Equivantage Home Equity Loan Trust,
     Ser 1997-2, Cl A3
        7.275%, 07/25/28                 965             965
   Fannie Mae, Ser 2001-60, Cl GA
        6.000%, 12/25/30               6,264           6,327
   First Union-Lehman Brothers,
     1997-C2, Cl IO (F)
        1.483%, 11/18/29               1,610              83
   Fleet Home Equity Trust,
     Ser 2001-1, Cl A (F)
        1.330%, 05/20/31                 612             610
   GE Capital Mortgage Services,
     Ser 1997-HE3, Cl A6
        6.720%, 10/25/27               2,490           2,563
   GMAC Commercial Mortgage
     Securities, Ser 1999-C2, Cl A2
        6.945%, 09/15/33               4,100           4,624
   GMAC Commercial Mortgage
     Securities, Ser 2003-FL1A,
     Cl A (F)
        1.480%, 03/11/15               4,697           4,697
   GS Mortgage Securities,
     Ser 1998-1, Cl A
        8.000%, 09/19/27                 661             720
   GS Mortgage Securities,
     Ser 1998-2, Cl A
        7.750%, 05/19/27                 261             283
   GS Mortgage Securities,
     Ser 1999-3, Cl A
        8.000%, 08/19/29                 935           1,019
   GSAMP, Ser 2003-SEA, Cl A1 (F)
        1.519%, 02/25/33              10,767          10,778
   GWING, Ser 2001-WH1A, Cl B (F)
        3.770%, 11/06/11               3,157           3,149
   Green Tree Financial,
     Ser 1996-5, Cl A6
        7.750%, 07/15/27               1,997           2,114
   Green Tree Financial,
     Ser 1998-6, Cl A6
        6.270%, 06/01/30               1,300           1,336
   Green Tree Recreational Equipment,
     Ser 1998-A, Cl A1H
        6.710%, 05/15/29                 198             205
   Household Home Equity Loan Trust,
     Ser 2002-1, Cl M (F)
        1.940%, 12/22/31               1,333           1,339
   Impac Cmb Trust,
     Ser 2002-5  Cl A1 (F)
        1.489%, 07/25/32               9,198           9,207

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003 57 statement of net assets (Unaudited)

November 30, 2003
--------------------------------------------------------------------------------
                                Face Amount     Market Value
Description                   ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   IMPAC CMB Trust, CMO,
     Ser 2002-2, Cl A1 (F)
        1.399%, 08/25/32             $ 6,227      $    6,232
   Indymac Home Equity Loan Trust,
     Ser 2003-A, Cl AV1 (F)
        1.279%, 09/25/19              10,253          10,251
   JP Morgan Commercial Mortgage,
     Ser 1997-C5, Cl X, IO (F)
        1.527%, 09/15/29               6,556             331
   LB-UBS Commercial Mortgage Trust,
     Ser 2003-C8, Cl A4
        5.124%, 11/15/32               6,385           6,459
   Lehman Brothers, Ser 1998-C4, Cl A1B
        6.210%, 10/15/35               4,800           5,258
   Master Asset Securitization Trust,
     Ser 2002-6,  Cl 2A1
        5.750%, 10/25/17               1,277           1,287
   Merrill Lynch Mortgage Investors,
     Ser 1996-C2, Cl A3
        6.960%, 11/21/28               5,357           5,819
   Merrill Lynch Mortgage Investors,
     Ser 1998-C1, Cl A1
        6.310%, 11/15/26                 911             945
   Merrill Lynch Mortgage Investors,
     Ser 2002-NC1, Cl A1 (F)
        1.439%, 05/25/33               1,295           1,294
   Mesa Trust Asset-Backed Certificates,
     Ser 2002-3, Cl A, IO (H)
        5.000%, 04/18/05               6,627             298
   Metropolitan Asset Funding,
     Ser 1997-B, Cl A1D
        7.130%, 03/20/12               1,880           1,905
   Metropolitan Asset Funding,
     Ser 1998-A, Cl A4 (C)
        6.981%, 01/20/26                 793             809
   Mid-State Trust, Ser 11, Cl A1
        4.864%, 07/15/38               5,248           4,912
   Money Store SBA Loan Trust,
     Ser 1999-1, Cl A (F)
        1.800%, 07/15/25                 519             508
   Nomura Asset Securities,
     Ser 1996-MD5, Cl A1B
        7.120%, 04/13/39               3,000           3,268
   Nomura Asset Securities,
     Ser 1998-D6, Cl A1B
        6.590%, 03/15/30               2,600           2,894
   Novastar Home, Ser 1998-2, Cl A2 (F)
        1.189%, 08/25/28                 978             978
   Oakwood Mortgage Investors,
     Ser 2002-C, Cl A, IO (H)
        6.000%, 08/15/10              10,990           2,315
   Oncor Electric Delivery Transition Bond,
     Ser 2003-1, Cl A2
        4.030%, 02/15/12               3,130           3,091

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Option One Mortgage Loan Trust,
     Ser 2001-4, Cl A (F)
        1.419%, 01/25/32             $ 7,072      $    7,078
   Origen Manufactured Housing,
     Ser 2002-A, Cl A1 (A) (F)
        1.360%, 05/15/32                 521             521
   Residential Accredit Loan,
     Ser 1997-QS8, Cl A10
        7.500%, 08/25/27                 357             357
   Residential Asset Mortgage,
     Ser 2002-RS5, Cl AI5
        5.410%, 09/25/32              10,000          10,438
   Residential Asset Mortgage,
     Ser 2002-RS6, Cl AI5
        5.650%, 11/25/32               6,000           5,994
   Residential Funding Mortgage Securities,
     Ser 2000-HI1, Cl AI7
        8.290%, 02/25/25               8,600           9,292
   Residential Funding Mortgage
     Securization I, Ser 1993-S29, Cl A6
        7.000%, 08/25/08               2,501           2,499
   Ryland Mortgage Securities, CMO,
     Ser 1994-7A, Cl A2
        7.000%, 08/25/25                 187             187
   SASC, Ser 2003-AL2, Cl A
        3.357%, 01/25/31               4,797           4,589
   Saxon Asset Securities,
     Ser 1998-4, Cl AF6
        6.400%, 01/25/30               3,817           3,904
   Structured Asset Investment Loan Trust,
     Ser 2003-BC7, Cl 1A1 (F)
        1.249%, 07/25/33              10,821          10,813
   Structured Asset Securities,
     Ser 2002-26, Cl 1A4
        5.300%, 01/25/33               9,700           9,758
   Washington Mutual Mortgage,
     Ser 2002-MS12, Cl A
        6.500%, 05/25/32                 769             780
   Washington Mutual Mortgage,
     Ser 2003-MS1, Cl 1A
        5.000%, 02/25/18               4,085           4,205
   Washington Mutual,
     Ser 2002-AR18, Cl A (F)
        4.188%, 01/25/33               9,586           9,645
   Wells Fargo, Ser 2001-23, Cl A1
        6.250%, 10/25/16                 551             551
   Wells Fargo, Ser 2002-22, Cl 2A7
        6.000%, 01/25/33               4,600           4,655
   Wells Fargo, Ser 2002-D, Cl 1A2
        5.736%, 08/25/32               1,139           1,150
   Wells Fargo, Ser 2003-3, Cl 1A21
        5.250%, 04/25/33               9,054           9,270
                                                  ----------
                                                     372,417
                                                  ----------

--------------------------------------------------------------------------------
58  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSET-BACKED SECURITIES -- 0.1%
   Embarcadero Aircraft,
     Ser 2000-A, Cl A1 (F)
        1.600%, 08/15/25             $ 4,800      $    2,304
   Peco Energy Transition Trust,
     Ser 2000-A, Cl A3
        7.625%, 03/01/10                 335             392
   Tobacco Settlement, Ser 2001-A, Cl A
        6.360%, 05/15/25               1,734           1,691
                                                  ----------
                                                       4,387
                                                  ----------
Total Asset-Backed Securities
   (Cost $542,663) ($ Thousands)                     541,045
                                                  ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.2%
   FHLB
        4.500%, 09/16/13               1,400           1,369
        3.785%, 11/21/08 (K)           5,975           5,948
        3.625%, 11/14/08               1,450           1,446
        1.100%, 01/23/04 (A)(K)       35,000          34,944
        1.000%, 12/05/03 (A)(K)       25,000          24,997
        0.940%, 12/01/03 (A)          68,400          68,400
   FHLMC
        7.000%, 03/15/10 (K)           1,275           1,479
        6.875%, 09/15/10 (K)           3,415           3,944
        6.625%, 09/15/09 (K)           5,425           6,171
        6.000%, 06/15/11 (K)           5,520           6,081
        4.875%, 11/15/13               2,182           2,192
        4.625%, 05/28/13 (K)           2,450           2,386
        4.375%, 02/04/10               4,635           4,614
        3.875%, 11/10/08              15,875          15,995
        3.625%, 09/15/08 (K)           4,160           4,166
        3.500%, 04/01/08 (K)           3,300           3,271
        2.000%, 11/18/05               8,609           8,626
        1.031%, 12/05/03 (A)             120             120
   FHLMC CMO, Ser 1, Cl Z
        9.300%, 04/15/19                  97              98
   FHLMC CMO, Ser 1081, Cl K
        7.000%, 05/15/21               2,166           2,171
   FHLMC CMO, Ser 1101, Cl M
        6.950%, 07/15/21               1,365           1,368
   FHLMC CMO, Ser 2332, Cl ZH
        7.000%, 07/15/31               9,415           9,894
   FHLMC CMO, Ser 2544, Cl IW, IO
        5.500%, 03/15/26               4,400             784
   FHLMC, Ser 1683, Cl D
        6.500%, 05/15/21               3,882           3,912
   FHLMC, Ser 1983, Cl Z
        6.500%, 12/15/23               4,181           4,272
   FHLMC, Ser 2043, Cl CJ
        6.500%, 04/15/28               9,250           9,656

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FHLMC, Ser 2389, Cl CD
        6.000%, 03/15/16             $ 7,500      $    7,853
   FHLMC, Ser 2480, Cl QJ
        6.000%, 02/15/30               5,223           5,337
   FHLMC, Ser 2498, Cl DW
        4.800%, 02/15/29               2,984           3,014
   FHLMC, Ser 2500, Cl MA
        4.900%, 02/15/29               4,124           4,169
   FHLMC, Ser 2509, Cl CA
        5.000%, 09/15/15               6,461           6,602
   FHLMC, Ser 2513, Cl HB
        5.000%, 05/15/17               2,974           3,032
   FHLMC, Ser 2513, Cl QK
        5.000%, 08/15/28               2,262           2,289
   FHLMC, Ser 2516, Cl AH
        5.000%, 01/15/16               1,316           1,346
   FHLMC, Ser 2527, Cl BN
        5.000%, 02/15/16               3,257           3,322
   FHLMC, Ser 2545, Cl HT
        4.500%, 04/15/18               1,120           1,133
   FHLMC, Ser 2579, Cl PI, IO
        5.500%, 03/15/27               7,412             645
   FHLMC, Ser 2625, Cl IO, IO
        5.000%, 12/15/31               3,639             552
   FHLMC, Ser 2631, Cl IJ, IO
        5.000%, 10/15/26               2,150             416
   FHLMC, Ser 2690, Cl VP
        5.000%, 01/15/24               2,420           2,349
   FHLMC, Ser 2707, Cl MV
        4.500%, 06/15/22               4,001           4,107
   FHLMC, Ser 2714, Cl CV
        5.000%, 12/15/33                 902             867
   FNMA
        7.250%, 01/15/10 (K)           3,925           4,599
        7.125%, 06/15/10 (K)           5,545           6,481
        6.625%, 10/15/07 to
          11/15/10 (K)                18,790          21,263
        6.125%, 03/15/12 (K)           5,900           6,554
        6.000%, 05/15/08 to
          05/15/11 (K)                19,630          21,641
        5.750%, 02/15/08  (K)          7,405           8,091
        5.250%, 04/15/07               3,245           3,475
        5.125%, 01/02/14                 680             678
        5.000%, 11/01/13               5,392           5,524
        4.625%, 10/15/13               3,437           3,398
        4.375%, 07/17/13 (K)           3,335           3,167
        3.750%, 09/15/08  (K)          3,200           3,175
        2.750%, 08/11/06 (K)           6,135           6,101
        1.750%, 06/16/06                 960             939
        1.095%, 03/24/04 (A) (B)       6,170           6,147
        1.026%, 12/10/03 (A)           4,095           4,095
        1.000%, 12/09/03 (A) (K)      19,585          19,581
        1.000%, 12/15/03 (A)          24,670          24,660

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003 59 statement of net assets (Unaudited)

November 30, 2003
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   FNMA, Ser 332, Cl 2, IO
        6.000%, 02/01/33             $ 1,175      $      268
   FNMA, Ser 342, Cl 2, IO
        6.000%, 09/01/33               6,323           1,360
   FNMA CMO, Ser 1990-58, Cl J
        7.000%, 05/25/20                 941           1,007
   FNMA CMO, Ser 1990-93, Cl G
        5.500%, 08/25/20                 203             208
   FNMA CMO, Ser 1991-156, Cl A
        7.500%, 10/25/21                  52              53
   FNMA CMO, Ser 1996-45, Cl K
        7.000%, 09/25/21                 500             534
   FNMA CMO, Ser 1999-11, Cl Z
        5.500%, 03/25/29               5,580           5,548
   FNMA CMO, Ser 2002-65, Cl TP
        7.000%, 03/25/31               3,709           3,832
   FNMA CMO, Ser 2003-16, Cl KA
        6.000%, 04/25/30               2,254           2,299
   FNMA CMO, Ser G92-30, Cl Z
        7.000%, 06/25/22                 648             686
   FNMA, Ser 2000-T5, Cl B
        7.300%, 05/25/10               3,200           3,719
   FNMA, Ser 2001-60, Cl JZ
        6.000%, 03/25/31               2,858           2,940
   FNMA, Ser 2002-22, Cl PE
        6.500%, 11/25/30               5,835           6,001
   FNMA, Ser 2002-55, Cl H
        6.000%, 08/25/29               2,540           2,592
   FNMA, Ser 2002-55, Cl KY
        4.750%, 04/25/28               2,650           2,670
   FNMA, Ser 2002-64, Cl PA
        5.000%, 01/25/19               3,941           3,977
   FNMA, Ser 2002-93, Cl TB
        4.500%, 02/25/18               1,262           1,276
   FNMA, Ser 2002-94, Cl BJ, IO
        5.500%, 04/25/16               2,571             216
   FNMA, Ser 2003-13, Cl GA
        4.500%, 06/25/32               4,341           4,428
   GNMA CMO, Ser 2001-18, Cl WH (F)
       27.440%, 04/20/31               1,502           1,780
   GNMA CMO, Ser 2002-51, Cl SG (F)
       27.646%, 04/20/31               1,295           1,601
   GNMA, Ser 2003-58, Cl LG, IO
        5.500%, 05/17/29               3,000             690
   GNMA, Ser 2003-82, Cl IO, IO
        5.500%, 03/20/29              10,518           1,456
   Resolution Funding, Ser A
        8.625%, 01/15/30                 250             363
   SLMA, Ser 2003-3, Cl A2
        1.160%, 06/15/10               5,200           5,200

--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Small Business Administration,
     Ser 2003-P10A, Cl 1
        4.524%, 02/10/13          $    4,992      $    4,779
   TVA
        7.125%, 05/01/30               3,440           4,160
                                                  ----------
Total U.S. Government Agency Obligations
   (Cost $489,770) ($ Thousands)                     488,549
                                                  ----------

COMMERCIAL PAPER (A) -- 9.3%
CONSUMER STAPLES -- 0.1%
   Kraft Foods
        1.940%, 02/26/04               2,520           2,520
                                                  ----------
FINANCIALS -- 9.2%
   Amstel Funding (L)
        1.134%, 03/15/04              12,781          12,738
   ASAP Funding Limited (L)
        1.123%, 02/12/04               7,669           7,651
   Bear Stearns
        1.061%, 12/09/03              13,680          13,673
   Concord Minutemen Capital (L)
        1.082%, 01/21/04              12,781          12,760
   Crown Point Capital (L)
        1.113%, 02/12/04              12,818          12,788
   DaimlerChrysler
        1.262%, 12/05/03               8,650           8,649
   Ford Motor Credit
        1.970%, 08/17/04               2,860           2,860
   General Electric Capital
        1.051%, 12/10/03              13,639          13,635
   Grampian Funding (L)
        1.155%, 04/14/04              12,781          12,725
   Hannover Funding (L)
        1.132%, 01/21/04              12,781          12,760
   JP Morgan Chase (L)
        1.097%, 01/23/04              25,562          25,519
   Lexington Parker Capital (L)
        1.112%, 01/26/04              12,781          12,758
   Moat Funding (L)
        1.155%, 04/06/04              19,171          19,092
   Park Granada (L)
        1.100%, 12/11/03              17,957          17,951
   Rhineland Funding (L)
        1.156%, 12/16/03              23,245          23,232
   Scaldis Capital (L)
        1.102%, 02/06/04               5,143           5,132




--------------------------------------------------------------------------------
60  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)    ($ Thousands)
--------------------------------------------------------------------------------

   Tannehill Capital (L)
        1.177%, 05/19/04            $ 12,781      $   12,709
        1.163%, 02/23/04               6,390           6,373
        1.072%, 01/23/04               6,427           6,417
   Von Karman Funding (L)
        1.110%, 12/08/03              12,781          12,777
   White Pine Finance (L)
        1.163%, 02/09/04               2,572           2,566
        1.163%, 02/17/04               7,710           7,690
                                                  ----------
                                                     262,455
                                                  ----------
Total Commercial Paper
   (Cost $264,977) ($ Thousands)                     264,975
                                                  ----------

CASH EQUIVALENTS -- 1.8%
   AIM Invesco Treasurer's Money
     Market Reserve Fund (L)       6,390,424           6,390
   Evergreen Select Money Market
     Fund, Cl I                    1,924,130           1,924
   Fidelity Institutional Money
     Market Portfolio              1,924,130           1,924
   SEI Daily Income Trust, Prime
     Obligation Fund, Cl A++      40,489,074          40,489
                                                  ----------
Total Cash Equivalents
   (Cost $50,727) ($ Thousands)                       50,727
                                                  ----------

MUNICIPAL BONDS -- 0.3%
   California State, Department of Water,
     Ser E, RB
        3.975%, 05/01/05               1,125           1,142
   Illinois State, GO
        5.100%, 06/01/33               7,375           6,702
   Los Angeles County, California Taxable
     Pension Obligation, Ser D, RB, MBIA (E)
        8.029%, 06/30/10                 650             479
   Oregon State, GO
        5.762%, 06/01/23                 590             604
                                                  ----------
Total Municipal Bonds
   (Cost $9,477) ($ Thousands)                         8,927
                                                  ----------

REPURCHASE AGREEMENTS -- 11.2%
   Deutsche Bank
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $83,476,023
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $85,138,039) (L)          83,469          83,469

--------------------------------------------------------------------------------
                       Contracts/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

   Lehman Brothers
     1.030%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $202,017,338
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $206,685,000)           $202,000      $  202,000
   Lehman Brothers
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $33,233,140
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $33,895,156) (L)          33,230          33,230
                                                  ----------
Total Repurchase Agreements
   (Cost $318,699) ($ Thousands)                     318,699
                                                  ----------
Total Investments -- 138.7%
   (Cost $3,915,144) ($ Thousands)                 3,942,083
                                                  ----------

WRITTEN OPTIONS -- (0.1)%
   FG30 Five Year Treasury Put, Expires
     02/07/04, Strike
     Price $96.96875                  (5,850)            (62)
   March 2004 Ten Year Treasury Note Call
     Expires 2/21/04,
     Strike Price $114                  (250)           (172)
   March 2004 Ten Year Treasury Note Call
     Expires 2/21/04,
     Strike Price $115                  (136)            (64)
   March 2004 Ten Year Treasury Note Call
     Expires 2/21/04,
     Strike Price $116                  (186)            (58)
   March 2004 Ten Year Treasury Note Put
     Expires 2/21/04,
     Strike Price $110                  (145)           (218)
   March 2004 U.S. Long Bond Call
     Expires 2/21/04,
     Strike Price $112                  (193)           (208)
   March 2004 U.S. Long Bond Call
     Expires 2/21/04,
     Strike Price $118                  (194)            (39)
   March 2004 U.S. Long Bond Put
     Expires 2/21/04,
    Strike Price $102                   (340)           (271)
   March 2004 U.S. Long Bond Put
     Expires 2/21/04,
     Strike Price $104                  (191)           (236)
   March 2004 U.S. Long Bond Put
     Expires 2/21/04,
     Strike Price $105                  (154)            (53)
   March 2004 U.S. Long Bond Put
     Expires 2/21/04,
     Strike Price $105                  (144)           (218)
                                                  ----------
Total Written Options
   (Premium received $(2,131))
     ($ Thousands)                                    (1,599)
                                                  ----------


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003 61 statement of net assets (Unaudited)



Core Fixed Income Fund (Concluded)


November 30, 2003
--------------------------------------------------------------------------------
                                                                           Value
Description                                                        ($ Thousands)
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES -- (38.6%)
Payable upon Return on Securities Loaned         $  (703,599)
Investment Advisory Fees Payable                        (365)
Other Assets and Liabilities, Net                   (394,248)
                                                 -----------
Total Other Assets and Liabilities                (1,098,212)
                                                 -----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 273,013,431 outstanding
   shares of beneficial interest                   2,772,442
Distribution in excess of net investment income       (3,379)
Accumulated net realized gain on investments          42,640
Net unrealized appreciation on investments
   on option contracts                                27,471
Net unrealized appreciation on futures contracts       3,098
                                                 -----------
Total Net Assets-- 100.0%                        $ 2,842,272
                                                 ===========
Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                          $10.41
                                                      ======

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 ++ See Note 3 in Notes to Financial Statements.
(A) The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security has been pledged as collateral on open futures and written option contracts.
(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Directors.
(D) Treasury Inflation Index Notes
(E) Zero Coupon Bond -- The rate reported is the effective yield at time of purchase.
(F) Variable Rate Security -- The rate reported is the rate in effect as of November 30, 2003.
(G) Step Bonds -- The rate reported is the effective yield on November 30, 2003. The coupon on a step bond changes on a specified date.
(H) Securities considered illiquid. The total value of such securities as of November 30, 2003 was $13,083,381.
(I) Security in default on interest payments.
(J) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of November 30, 2003 was $817,149.
(K) This security or a partial position of this security is on loan at November 30, 2003 (see Note 9). The total value of securities on loan at November 30, 2003 was $673,628,587.
(L) This security was purchased with cash collateral held from securities lending. The total value of such securities as of November 30, 2003 was $703,598,896. (See Note 9).
Cl -- Class
CMO -- Collateralized Mortgage Obligation
FFCA -- Federal Farm Credit Association
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO  -- Interest Only Security
LLC -- Limited Liability Company
Ltd. -- Limited
MBIA -- Municipal Bond Insurance Association
MTN -- Medium Term Note
Plc -- Public Limited Company
PO -- Principal Only Security
RB -- Revenue Bond
REMIC -- Real Estate Mortgage Investment Conduit
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA -- To Be Announced
TVA -- Tennessee Valley Authority



The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
62  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

International Equity Fund


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

FOREIGN COMMON STOCK -- 96.6%
AUSTRALIA -- 4.0%
   Alumina                           149,900       $     640
   Amcor (B)                         591,300           3,534
   AMP                               278,818           1,200
   Australia & New Zealand Banking
     Group                           191,635           2,332
   BHP Billiton                    1,204,700           9,824
   BHP Steel                         220,000             794
   Brambles Industries (B)            50,600             167
   Foster's Group (B)                614,431           1,956
   National Australia Bank           299,600           6,270
   Newcrest Mining                   510,500           4,728
   News (B)                        1,225,363          10,454
   QBE Insurance Group (B)           659,059           4,860
   Telstra (B)                     1,208,697           4,312
   Wesfarmers                         21,200             433
   Westpac Banking                   158,200           1,752
   WMC Resources*                     98,500             349
   Woolworths                         81,800             671
                                                   ---------
                                                      54,276
                                                   ---------
AUSTRIA -- 0.1%
   OMV                                10,300           1,460
                                                   ---------
BELGIUM -- 0.4%
   AGFA-Gevaert                       59,200           1,469
   Delhaize Group                     30,400           1,471
   Fortis                             87,561           1,637
   KBC Bancassurance Holding          31,800           1,391
                                                   ---------
                                                       5,968
                                                   ---------
BRAZIL -- 0.6%
   Cia de Bebidas das
     Americas ADR                    147,700           3,493
   Cia Vale do Rio Doce ADR           19,800             867
   Petroleo Brasileiro ADR           177,800           4,004
                                                   ---------
                                                       8,364
                                                   ---------
CANADA -- 2.1%
   Abitibi-Consolidated (B)          143,000             990
   Alcan                              16,100             684
   Bank of Nova Scotia               138,400           6,824
   BCE (B)                            63,500           1,410
   Bombardier (B)                    554,400           2,179
   Great-West Lifeco                   1,300              43
   Inco*                              20,000             679
   Magna International, Cl A (B)      21,000           1,599
   Manulife Financial                 10,200             325
   Petro-Canada                       40,400           1,731
   Research In Motion*                93,700           4,274
   Royal Bank of Canada               36,100           1,714
   Suncor Energy                      37,100             818

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   TELUS                              54,700       $     976
   Thomson                           106,900           3,540
                                                   ---------
                                                      27,786
                                                   ---------
CHINA -- 0.3%
   Huaneng Power International     2,272,000           3,350
                                                   ---------
CZECH REPUBLIC -- 0.3%
   Komercni Banka                     45,600           3,913
                                                   ---------
DENMARK -- 0.6%
   Danisco                            47,178           1,938
   Danske Bank                        62,800           1,331
   Novo-Nordisk                      111,600           4,279
                                                   ---------
                                                       7,548
                                                   ---------
FINLAND -- 1.1%
   Fortum Oyj                        158,100           1,582
   Nokia Oyj                         726,814          13,095
   UPM-Kymmene Oyj (B)                33,300             616
                                                   ---------
                                                      15,293
                                                   ---------
FRANCE -- 9.6%
   Accor                              32,600           1,368
   Air Liquide                        11,487           1,845
   Alcatel (B)*                       64,200             838
   Aventis                           298,664          17,238
   AXA (B)                           367,500           7,062
   BNP Paribas                       199,056          11,215
   Bouygues                           94,960           2,948
   Carrefour                          16,100             867
   Cie Generale D'Optique Essilor
     International                    23,600           1,177
   Credit Agricole (B)                33,818             738
   Flamel Technologies SP
     ADR (B)*                         72,400           2,076
   France Telecom*                   302,385           7,793
   Groupe Danone                      84,210          13,122
   L'Oreal                            13,300             987
   Pernod-Ricard (B)                  32,200           3,422
   Peugeot (B)                        18,700             880
   Publicis Groupe                   120,000           3,790
   Renault                            57,500           3,822
   Sanofi-Synthelabo                 137,240           9,295
   Schneider Electric                 25,300           1,559
   Societe Assurances Generales
     de France                        63,200           3,220
   Societe Generale                   66,307           5,309
   Thomson                            31,800             673
   Total (B)                         137,912          22,284
   Vinci                              45,300           3,625
   Vivendi Universal (B)*            121,800           2,796
                                                   ---------
                                                     129,949
                                                   ---------
--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  63

Statement of Net Assets (Unaudited)

November 30, 2003
--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

GERMANY -- 6.1%
   Allianz                            16,500       $   1,857
   Altana                             56,900           3,450
   AMB Generali Holding               18,200           1,264
   BASF                              106,200           5,252
   Continental                        67,000           2,335
   DaimlerChrysler (B)               285,900          10,891
   Deutsche Bank                      31,800           2,217
   Deutsche Telekom (B)*             133,955           2,224
   E.ON                               70,336           3,988
   Fraport*                           47,500           1,320
   Hannover
     Rueckversicherung (B)            56,700           1,828
   HeidelbergCement*                  24,300             995
   Infineon Technologies (B)*         59,800             849
   Merck KGaA                         44,200           1,733
   Metro                              89,400           3,831
   Muenchener
     Rueckversicherungs               34,906           3,968
   SAP                                46,300           7,115
   SAP ADR                             3,000             116
   Siemens                           296,700          21,645
   ThyssenKrupp                       43,500             806
   TUI (B)                            36,700             684
   Volkswagen (B)                     88,028           4,374
                                                   ---------
                                                      82,742
                                                   ---------
GUERNSEY -- 0.3%
   Amdocs*                           182,600           4,569
                                                   ---------
HONG KONG -- 1.6%
   Cheung Kong Holdings              122,000             962
   China Mobile                      221,500             642
   CNOOC                           2,537,500           5,228
   Denway Motors                   4,306,800           4,242
   Esprit Holdings                 1,092,100           3,488
   Hang Lung Properties (B)          895,000           1,106
   Hang Seng Bank                     25,400             326
   Hongkong Land Holdings            832,050           1,306
   Hutchison Whampoa                  99,600             728
   Johnson Electric Holdings         687,000             920
   Li & Fung                         732,000           1,254
   Sun Hung Kai Properties           108,000             869
   Swire Pacific                     138,500             820
                                                   ---------
                                                      21,891
                                                   ---------
IRELAND -- 0.7%
   Allied Irish Banks                 45,900             677
   Anglo Irish Bank                  395,700           5,360
   Bank of Ireland                    97,400           1,214
   CRH                                53,328             992
   Depfa Bank                          6,800             780
                                                   ---------
                                                       9,023
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

ISRAEL -- 0.1%
   Teva Pharmaceutical Industries ADR 24,100       $   1,452
                                                   ---------
ITALY -- 3.2%
   Assicurazioni Generali             13,100             327
   Banca Popolare di Milano          487,600           2,899
   Enel                              860,800           5,500
   ENI-Ente Nazionale
     Idrocarburi                     683,642          11,653
   Parmalat Finanziaria (B)          481,500           1,322
   Sanpaolo IMI                      514,300           6,615
   Telecom Italia*                 1,371,114           3,969
   Telecom Italia RNC*             3,313,105           6,334
   UniCredito Italiano             1,005,393           5,050
                                                   ---------
                                                      43,669
                                                   ---------
JAPAN -- 19.3%
   Advantest                          13,000             929
   Aeon                               90,000           2,909
   Asatsu-DK                          34,900             832
   Bandai (B)                        146,000           3,306
   Canon                             334,941          15,475
   Central Japan Railway                 378           3,020
   CSK (B)                           114,700           3,854
   Dai Nippon Printing               427,000           5,887
   Daiichi Pharmaceutical             59,000             993
   Daito Trust Construction           11,500             324
   Daiwa House Industry              110,000           1,045
   Daiwa Securities Group (B)        305,000           1,963
   Fanuc                              12,600             741
   Fuji Photo Film                   281,000           7,954
   Fuji Television Network               505           2,495
   Fujitsu*                          256,000           1,410
   Hirose Electric                    25,100           2,936
   Hitachi                         1,986,000          11,696
   Honda Motor                        77,800           3,182
   Hoya                               18,600           1,630
   Index (B)                             520           3,129
   Itochu                            130,000             391
   Japan Airlines System (B)*        118,000             303
   Japan Tobacco                         309           2,074
   JFE Holdings                       33,000             773
   Kansai Electric Power              80,100           1,341
   Kao                               158,000           3,224
   KDDI                                  945           4,927
   Keyence                             1,700             382
   Komatsu                         1,570,000           8,945
   Kyocera                            69,400           4,227
   Kyushu Electric Power              20,700             341
   Lawson                             55,100           1,992
   Matsushita Electric Industrial    780,000          10,049
   Millea Holdings                     1,092          11,766
   Mitsubishi                        161,000           1,477
   Mitsubishi Estate                 523,000           4,670
   Mitsubishi Heavy Industries       249,000             664
   Mitsubishi Motors (B)*            305,000             627

--------------------------------------------------------------------------------
64  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Mitsubishi Tokyo Financial
     Group                               715       $   5,340
   Mitsui Fudosan (B)                118,000           1,029
   Mitsui OSK Lines                1,471,000           5,977
   Mitsui Sumitomo Insurance         418,000           3,118
   Murata Manufacturing               18,400           1,040
   NEC (B)                           554,000           4,016
   Nidec (B)                          12,800           1,270
   Nikko Cordial                     130,000             656
   Nikon (B)*                         91,000           1,136
   Nintendo                           23,900           2,064
   Nippon Meat Packers               129,000           1,246
   Nippon Steel                      428,000             821
   Nippon Telegraph &
     Telephone                         1,260           6,040
   Nissan Motor                    1,625,401          18,581
   Nitto Denko                        31,900           1,611
   Nomura Holdings                   100,000           1,589
   NTT DoCoMo                            260             560
   OJI Paper                          43,000             251
   ORIX (B)                           22,900           1,679
   Promise                            71,500           3,042
   Ricoh                              39,000             712
   Rohm                               41,400           4,842
   Sankyo                            289,300           5,209
   Sekisui House                     287,000           2,707
   Shimamura                          10,000             622
   Shin-Etsu Chemical                 12,400             457
   Shionogi (B)                      148,000           2,447
   SMC                                12,900           1,538
   Sompo Japan Insurance              82,000             609
   Sony                              244,800           8,494
   Stanley Electric                  171,500           3,257
   Sumitomo                          127,000             789
   Sumitomo Chemical                 189,000             675
   Sumitomo Electric Industries      216,000           1,767
   Sumitomo Forestry                 120,000             927
   Sumitomo Mitsui Financial
     Group (B)*                          480           2,345
   Suzuki Motor                      144,000           2,039
   Takeda Chemical Industries         42,700           1,638
   Tanabe Seiyaku                     68,000             559
   Tohoku Electric Power              16,100             256
   Tokyo Electric Power               78,100           1,619
   Tokyo Electron                     49,100           3,474
   Tokyo Gas (B)                     758,000           2,595
   Toppan Printing                    66,596             611
   Toray Industries                  235,000             914
   Tostem Inax Holding                29,000             509
   Toyota Motor                      126,400           3,797
   UFJ Holdings (B)*                     450           1,923
   UNY                                66,000             643
   Vodafone Holdings                     346             875
   Yahoo Japan*                          115           1,512
   Yamanouchi Pharmaceutical         155,300           4,467
   Yamato Transport                   36,000             424
                                                   ---------
                                                     260,201
                                                   ---------

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

LUXEMBOURG -- 0.4%
   Arcelor (B)                       260,100       $   4,218
   SES GLOBAL FDR                     70,400             672
                                                   ---------
                                                       4,890
                                                   ---------
MEXICO -- 0.1%
   America Movil, Ser L ADR           24,900             638
   Telefonos de Mexico, Ser L ADR     37,500           1,241
                                                   ---------
                                                       1,879
                                                 -----------
NETHERLANDS -- 7.6%
   ABN AMRO Holding                  686,354          15,105
   Aegon                             331,248           4,419
   Akzo Nobel                        219,864           7,627
   ASML Holding*                      50,300             950
   CSM                                86,966           1,887
   DSM                                84,600           3,899
   Heineken                           88,350           3,294
   Heineken Holding                   50,175           1,652
   ING Groep                         508,082          10,884
   Koninklijke Philips Electronics    49,300           1,401
   Koninklijke Philips Electronics
     (NY Shares)                       9,900             281
   Numico*                            36,200             920
   Reed Elsevier                      18,300             222
   Royal Dutch Petroleum             575,146          25,840
   Royal Dutch Petroleum (NY
     Shares)                          14,200             638
   Royal KPN*                        912,838           7,156
   TPG                               263,300           5,681
   Unilever                          159,116           9,546
   VNU                                55,134           1,718
                                                   ---------
                                                     103,120
                                                   ---------
NEW ZEALAND -- 0.1%
   Telecom (B)                       518,678           1,724
                                                   ---------
NORWAY -- 1.0%
   DNB (B)                           117,200             708
   Norsk Hydro (B)                   184,200          10,542
   Norske Skogindustrier              18,100             347
   Statoil                           191,700           1,910
                                                   ---------
                                                      13,507
                                                   ---------
PORTUGAL -- 0.5%
   Electricidade de Portugal         510,329           1,272
   Portugal Telecom SGPS             569,500           5,359
                                                   ---------
                                                       6,631
                                                   ---------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  65

Statement of Net Assets (Unaudited)

November 30, 2003


--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

SINGAPORE -- 0.7%
   DBS Group Holdings                 68,375       $     555
   DBS Group Holdings ADR (D)        106,000             861
   Flextronics International*         87,300           1,399
   Singapore Airlines                346,000           2,429
   Singapore Press Holdings           51,000             577
   Singapore Technologies
     Engineering                     412,000             471
   Singapore
     Telecommunications            2,637,920           2,739
   United Overseas Bank               87,000             651
                                                   ---------
                                                       9,682
                                                   ---------
SOUTH KOREA -- 1.3%
   POSCO                              39,620           4,713
   Samsung Electronics GDR (D)        38,091           7,352
   Samsung Electronics GDR (B)        30,828           5,950
                                                   ---------
                                                      18,015
                                                   ---------
SPAIN -- 4.0%
   ACS Actividades (B)               104,000           4,489
   Altadis                            55,100           1,471
   Banco Bilbao Vizcaya
     Argentaria (B)                  690,200           8,273
   Banco Santander Central
     Hispano                         932,100           9,687
   Inditex                           103,600           2,301
   Repsol YPF                        498,300           8,703
   Telefonica                      1,413,778          18,303
                                                   ---------
                                                      53,227
                                                   ---------
SWEDEN -- 1.9%
   Assa Abloy                        139,700           1,590
   Electrolux, Ser B                   8,400             177
   ForeningsSparbanken (B)           170,387           2,942
   Nordea (B)                        474,457           3,139
   Sandvik                            10,300             328
   Svenska Cellulosa, Cl B            53,500           2,064
   Svenska Handelsbanken, Cl A       188,000           3,471
   Volvo, Cl B                       393,600          11,382
                                                   ---------
                                                      25,093
                                                   ---------
SWITZERLAND -- 7.4%
   ABB*                              110,169             540
   Adecco                            132,600           8,226
   Ciba Specialty Chemicals*          23,183           1,624
   Compagnie Financiere Richemont,
     Cl A                            155,049           3,838
   Credit Suisse Group                81,811           2,715
   Givaudan                            2,900           1,326
   Holcim                            121,866           5,312
   Nestle                             57,638          13,398
   Novartis                          442,976          18,709
   Roche Holding                     101,261           9,125
   Schindler Holding*                  5,083           1,160

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   Serono                              1,106       $     761
   STMicroelectronics (B)             58,200           1,610
   Swiss Reinsurance                  83,481           5,186
   Swisscom                           11,985           3,602
   Syngenta                           60,049           3,677
   Synthes-Stratec                       940             854
   UBS                               262,051          16,876
   Xstrata                            95,000             971
                                                   ---------
                                                      99,510
                                                   ---------
TAIWAN -- 0.4%
   Chunghwa Telecom ADR               65,549             963
   Taiwan Semiconductor ADR*         209,608           2,278
   Taiwan Semiconductor
     Manufacturing*                   63,760             119
   Taiwan Semiconductor
     Manufacturing ADR*              166,348           1,808
                                                   ---------
                                                       5,168
                                                   ---------
UNITED KINGDOM -- 20.8%
   Abbey National                    434,800           3,991
   Allied Domecq                     614,339           4,342
   ARM Holdings*                     163,500             337
   AstraZeneca (B)                   123,500           5,605
   AstraZeneca (SEK)                 164,368           7,559
   AstraZeneca ADR                   109,900           5,050
   Aviva                             272,600           2,171
   BAA                                94,570             768
   BAE Systems                       233,995             701
   Barclays                        1,823,490          16,073
   BG Group                          602,700           2,838
   BHP Billiton                      974,944           7,311
   BOC Group                         198,399           2,766
   BP                              2,126,463          14,839
   Brambles Industries                88,600             266
   British American Tobacco          700,663           8,791
   BT Group                        1,187,700           3,549
   Bunzl                             286,440           2,186
   Cadbury Schweppes               2,017,767          12,857
   Centrica                          345,000           1,123
   Compass Group                      94,800             570
   Diageo                             90,200           1,125
   GlaxoSmithKline                   609,219          13,736
   Granada                         1,419,638           3,003
   GUS                               211,245           2,751
   Hays                            1,750,781           3,824
   HBOS                              179,200           2,250
   HSBC Holdings                   1,133,900          17,181
   Imperial Tobacco Group            411,483           7,537
   Intercontinental Hotels
     Group                           144,801           1,338
   International Power*               84,153             164
   Lloyds TSB Group                  415,406           2,936
   Mitchells & Butlers                     1              --

--------------------------------------------------------------------------------
66  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

--------------------------------------------------------------------------------
                                                Market Value
Description                           Shares   ($ Thousands)
--------------------------------------------------------------------------------

   mmO2*                           4,709,300       $   6,095
   National Grid Transco             995,491           6,729
   Pearson                           308,500           3,438
   Persimmon                         147,700           1,184
   Prudential                        292,742           2,247
   Reckitt Benckiser                 276,454           6,034
   Reed Elsevier                   1,005,323           8,282
   Rentokil Initial                1,230,217           4,612
   Rexam                             224,072           1,657
   Rio Tinto                         469,000          11,204
   RMC Group                          81,290             856
   Rolls-Royce Group                 613,130           1,880
   Royal Bank of Scotland Group      462,847          12,920
   Safeway                           260,500           1,257
   Shell Transport & Trading         198,200           1,254
   Shire Pharmaceuticals*             69,700             575
   Signet Group                      759,000           1,315
   Smith & Nephew                    800,400           6,146
   Smiths Group                      213,220           2,442
   Standard Chartered                142,700           2,251
   Taylor Woodrow                    110,000             452
   Trinity Mirror                     65,700             604
   Unilever                          357,900           3,108
   Vodafone Group                 12,143,067          27,880
   Whitbread                         141,800           1,760
   Wimpey George                     230,300           1,351
   Wolseley                          230,686           2,954
                                                   ---------
                                                     280,025
                                                   ---------
Total Foreign Common Stock
   (Cost $1,178,844) ($ Thousands)                 1,303,925
                                                   ---------

Foreign Preferred Stock-- 0.2%
BRAZIL -- 0.1%
   Cia Vale do Rio Doce-- SP ADR      12,000             467
                                                   ---------
GERMANY -- 0.1%
   Porsche                             3,225           1,666
                                                   ---------
Total Foreign Preferred Stock
   (Cost $1,819) ($ Thousands)                         2,133
                                                   ---------

FOREIGN CONVERTIBLE BONDS -- 0.2%
   Credit Suisse Group CV to 32.3311
     Shares (CHF)
        6.000%, 12/23/05                 341             341
   SMFG Finance CV to 9.6154
     Shares (JPY)
        2.250%, 07/11/05             117,000           1,862
                                                   ---------
Total Foreign Convertible Bonds
   (Cost $1,737) ($ Thousands)                         2,203
                                                   ---------

--------------------------------------------------------------------------------
                          Shares/Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

RIGHTS -- 0.0%
AUSTRALIA -- 0.0%
   AMP*                                  279       $      16
                                                   ---------
SWITZERLAND -- 0.0%
   ABB                                    22              28
                                                   ---------
Total Rights
   (Cost $28) ($ Thousands)                               44
                                                   ---------

CORPORATE OBLIGATIONS (C)(E) -- 1.9%
FINANCIALS -- 1.9%
   Bear Stearns
        1.175%, 12/01/03              $4,723           4,723
   CIT Group
        1.900%, 04/08/04               7,746           7,756
   Concord Minutemen Capital
        1.150%, 12/10/03               5,904           5,904
   Liberty Light U.S. Capital
        1.085%, 06/16/04               7,085           7,084
                                                   ---------
Total Corporate Obligations
   (Cost $25,467) ($ Thousands)                       25,467
                                                   ---------

Cash Equivalent -- 1.5%
   Sei Daily Income Trust, Prime
     Obligation Fund, Cl A++      20,685,644          20,686
                                                   ---------
Total Cash Equivalent
   (Cost $20,686) ($ Thousands)                       20,686
                                                   ---------

U.S. TREASURY OBLIGATION -- 0.2%
  U.S. Treasury Bills (A)
        0.900%, 02/26/04               2,500           2,495
                                                   ---------
Total U.S. Treasury Obligation
   (Cost $2,495) ($ Thousands)                         2,495
                                                   ---------

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  67

Statement of Net Assets (Unaudited)



International Equity Fund (Concluded)
November 30, 2003
--------------------------------------------------------------------------------
                                 Face Amount    Market Value
Description                    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 7.4%
   BZW
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $53,142,076
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $54,200,336) (C)         $53,138      $   53,138
   Deutsche Bank
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $37,620,575
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $38,369,736) (C)          37,617          37,617
   State Street Bank
     1.060%, dated 11/28/03, to be
     repurchased on 12/01/03,
     repurchase price $9,664,322
     (collateralized by U.S. Government
     Agency obligations, total market
     value: $9,865,872)                9,664           9,664
                                                  ----------
Total Repurchase Agreements
   (Cost $100,419) ($ Thousands)                     100,419
                                                  ----------
Total Investments -- 108.0%
   (Cost $1,331,495) ($ Thousands)                 1,457,372
                                                  ----------

OTHER ASSETS AND LIABILITIES -- (8.0%)
Payable upon Return on Securities Loaned            (116,222)
Investment Advisory Fees Payable                        (405)
Other Assets and Liabilities, Net                      8,539
                                                  ----------
Total Other Assets and Liabilities                  (108,088)
                                                  ----------

NET ASSETS:
Paid-in-Capital -- Class A
   (unlimited authorization -- no par value)
   based on 145,472,616 outstanding
   shares of beneficial interest                   1,541,424
Undistributed net investment income                   22,005
Accumulated net realized loss on investments        (340,422)
Net unrealized appreciation on investments           125,877
Net unrealized appreciation on futures contracts         394
Net unrealized appreciation on forward foreign
   currency contracts,foreign currencies and
   translation of other assets and liabilities
   denominated in foreign currencies                       6
                                                  ----------
Total Net Assets-- 100.0%                         $1,349,284
                                                  ==========
 Net Asset Value, Offering and Redemption
   Price Per Share-- Class A                           $9.28
                                                       =====

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

*   Non-Income Producing Security ++ See Note 3 in Notes to Financial
    Statements.
(A) This security or a partial position of this security has been pledged as collateral on open futures contracts. The rate reported is the effective yield at time of purchase.
(B) This security or a partial position of this security is on loan at November 30, 2003 (see Note 9.) The total value of securities on loan at November 30, 2003 was $112,026,029.
(C) This security was purchased with cash collateral held from securities lending. The total value of such securities as of November 30, 2003 was $116,221,982. (See Note 9)
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.
(E) Variable Rate Security -- The rate reported on Statement of Net Assets is the rate in effect as of November 30, 2003.
ADR -- American Depositary Receipt
CHF -- Swiss Franc
Cl -- Class
CV -- Convertible
FDR -- Fiduciary Depositary Receipt
GDR -- Global Depositary Receipt
JPY -- Japanese Yen
NY -- New York
SEK -- Swedish Krona
SER -- Series


Amounts designated as "--" are zero or have been rounded to zero.


                                       % OF     MARKET VALUE
SECTOR DIVERSIFICATION              NET ASSETS ($ THOUSANDS)
--------------------                ---------- -------------
   COMMON STOCK
   Financials                             21.3%   $ 287,306
   Consumer Discretionary                 13.6      181,757
   Industrials                            12.2      165,240
   Telecommunication Services             10.1      136,837
   Consumer Staples                       10.0      134,651
   Energy                                  8.4      113,742
   Health Care                             8.0      108,525
   Materials                               6.7       90,527
   Information Technology                  4.1       55,480
   Utilities                               2.2       29,860
                                         -----    ----------
   TOTAL COMMON STOCK                     96.6    1,303,925
   REPURCHASE AGREEMENTS                   7.4      100,419
   CORPORATE OBLIGATIONS                   1.9       25,467
   CASH EQUIVALENT                         1.5       20,686
   U.S. TREASURY OBLIGATIONS               0.2        2,495
   FOREIGN CONVERTIBLE BONDS               0.2        2,203
   FOREIGN PREFERRED STOCK                 0.2        2,133
   RIGHTS                                 --             44
                                         -----    ----------
   TOTAL INVESTMENTS                     108.0    1,457,372
   TOTAL OTHER ASSETS AND LIABILITIES,
     NET                                  (8.0)     (108,088)
                                         -----    ----------
   TOTAL NET ASSETS                      100.0%   $1,349,284
                                         =====    ==========




The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
68  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

Statements of Operations ($ Thousands)


For the six-month period ended November 30, 2003 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                       LARGE CAP
                                              LARGE CAP   LARGE CAP  DISCIPLINED  LARGE CAP             CORE FIXED  INTERNATIONAL
                                   LARGE CAP      VALUE      GROWTH       EQUITY      INDEX   SMALL CAP     INCOME        EQUITY
                                        FUND       FUND        FUND       FUND(1)      FUND        FUND       FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends                        $ 24,594   $  4,719    $  1,383     $  1,099   $  2,011  $    6,389 $       --     $  13,404
   Interest Income                       449         38          48           28          7         702     51,217            78
   Securities Lending Income-- Net       183         26          41           --         --         283        311           505
   Less: Foreign Taxes Withheld          (13)        (2)         (1)          --         --          (5)        --        (1,185)
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income            25,213      4,781       1,471        1,127      2,018       7,369     51,528        12,802
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Investment Advisory Fees            6,227        669         729          261        187       4,251      4,025         3,245
   Administration Fees                   778         96          91           33         55         327        671           321
   Custodian/Wire Agent Fees             187         20          22           31          5          89        154           566
   Professional Fees                      40          6           6            2          2          18         33            15
   Printing Fees                          31          5           5           2          1          14         23            14
   Registration Fees                      18          2           1            5          4           7         13             2
   Trustees Fees                          18          2           2            1          1           7         15             7
   Litigation Fees (see Note 10)          --         --          --           --         --          --         97            --
   Other Expenses                         27          5           4            4          4          11         76            22
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                      7,326        805         860          339        259       4,724      5,107         4,192
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Investment Advisory Fees         (2,499)      (173)       (259)         (91)       (22)       (849)    (1,909)         (787)
     Administration Fees                (778)       (96)        (91)         (33)       (55)       (327)      (671)         (321)
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                        4,049        536         510          215        182       3,548      2,527         3,084
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                 21,164      4,245         961          912      1,836       3,821     49,001         9,718
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN
     (LOSS) ON INVESTMENTS:
   Net Realized Gain (Loss) on:
     Investments                      65,365(2)   4,868(3)   14,933(4)     1,871       (613)    133,046(5)  29,179        28,050
     Futures Contracts                 2,786      1,220         668          263        182      18,283      1,855         3,132
     Options Contracts                    --         --          --           --         --          --      2,499            --
     Foreign Currency Transactions        --         --          --           --         --          --         --          (576)
   Net Change in Unrealized Appreciation
     (Depreciation) on:
     Investments                     221,667     28,788      17,370       14,430     23,422     142,658    (78,032)      188,735
     Futures Contracts                   427       (746)       (234)         712        (60)     (5,343)     6,506        (1,062)
     Options Contracts                    --         --          --           --         --          --        409            --
     Foreign Currencies and Translation
      of Other Assets and Liabilities
      Denominated in Foreign
      Currencies                          --         --          --           --         --          --         --           (27)
------------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                  $311,409    $38,375     $33,698      $18,188    $24,767    $292,465  $  11,417      $227,970
------------------------------------------------------------------------------------------------------------------------------------
Amounts designated as "--" are zero or have been rounded to zero.

(1) The Large Cap Disciplined Equity Fund commenced operations on August 28,
    2003.
(2) Includes realized gain of $55,681 due to in-kind redemption (see note 8).
(3) Includes realized gain of $5,174 due to in-kind redemption (see note 8).
(4) Includes realized gain of $6,900 due to in-kind redemption (see note 8).
(5) Includes realized gain of $17,934 due to in-kind redemption (see note 8).


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  69

Statements of Changes in Net Assets ($ Thousands)


For the periods ended November 30, 2003 (Unaudited) and May 31, 2003

------------------------------------------------------------------------------------------------------------------------------------

                                                                                       LARGE CAP                   LARGE CAP
                                                       LARGE CAP FUND                 VALUE FUND                  GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                    6/1/03       6/1/02          6/1/03       6/1/02         6/1/03        6/1/02
                                                  to 11/30/03  to 5/31/03      to 11/30/03  to 5/31/03     to 11/30/03   to 5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                          $  21,164    $  38,287      $   4,245      $ 7,972      $     961       $ 2,076
   Net Realized Gain (Loss) from Investments,
     Option and Futures Contracts                    68,151(6)  (162,813)         6,088(7)   (13,004)        15,601(8)    (44,119)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                        --           --             --           --             --            --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options
     and Futures Contracts                          222,094     (115,414)        28,042      (30,053)        17,136        15,195
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies, and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                     --           --             --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                     311,409     (239,940)        38,375      (35,085)        33,698       (26,848)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                        (19,891)     (36,780)        (4,138)      (7,624)          (922)       (1,902)
     Class T                                             (1)        (291)            --           --             --            --
   Net Realized Gains
     Class A                                             --           --             --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                (19,892)     (37,071)        (4,138)      (7,624)          (922)       (1,902)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                    449,767(4)   939,652(4)      10,125       91,448(4)       9,924       191,494(4)
     Reinvestment of Dividends & Distributions       19,528       36,109          4,121        7,565            920         1,901
     Cost of Shares Redeemed                       (688,254)(5) (635,288)      (103,295)(5)  (60,193)       (95,643)(5)   (45,428)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                     (218,959)     340,473        (89,049)      38,820        (84,799)      147,967
------------------------------------------------------------------------------------------------------------------------------------
   CLASS T: (2)
     Proceeds from Shares Issued                         --       93,448             --           --             --            --
     Reinvestment of Dividends & Distributions            1          281             --           --             --            --
     Cost of Shares Redeemed                             --      (86,650)            --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class T Transactions                            1        7,079             --           --             --            --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions               (218,958)     347,552        (89,049)      38,820        (84,799)      147,967
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets             72,559       70,541        (54,812)      (3,889)       (52,023)      119,217
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                            3,008,676    2,938,135        402,605      406,494        376,413       257,196
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                 $3,081,235   $3,008,676      $ 347,793     $402,605       $324,390      $376,413
====================================================================================================================================
Amounts designated as "--" are zero or have been rounded to zero.

(1) See Note 4 in the Notes to Financial Statements for additional information.
(2) Large Cap Fund Class T commenced operations on December 13, 2002. Small Cap Fund Class T commenced operations on
    November 26, 2002.
(3) The Large Cap Disciplined Equity Fund commenced operations on August 28, 2003.
(4) Includes subscriptions as a result of in-kind transfers of securities (see note 8).
(5) Includes redemptions as a result of in-kind transfers of securities (see note 8).
(6) Includes realized gain of $55,681 due to in-kind redemption (see note 8).
(7) Includes realized gain of $5,174 due to in-kind redemption (see note 8).
(8) Includes realized gain of $6,900 due to in-kind redemption (see note 8).
(9) Includes realized gain of $17,934 due to in-kind redemption (see note 8).



The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
70  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------
                                                  LARGE CAP
                                                 DISCIPLINED                LARGE CAP
                                                EQUITY FUND(3)              INDEX FUND                SMALL CAP FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                   8/28/03            6/1/03       6/1/02          6/1/03        6/1/02
                                                  to 11/30/03      to 11/30/03   to 5/31/03      to 11/30/03   to 5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                          $     912           $ 1,836      $ 1,076        $   3,821     $    6,517
   Net Realized Gain (Loss) from Investments,
     Option and Futures Contracts                      2,134             (431)        (182)         151,329(9)     (62,796)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                         --               --           --               --             --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options
     and Futures Contracts                            15,142           23,362        2,692          137,315           (806)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies, and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                      --               --           --               --             --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                       18,188           24,767        3,586          292,465        (57,085)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                            (239)          (1,366)        (856)          (2,937)        (6,167)
     Class T                                              --               --           --               --            (66)
   Net Realized Gains
     Class A                                              --               --           --               --             --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                    (239)          (1,366)        (856)          (2,937)        (6,233)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                     287,138(4)       116,184(4)   108,721(4)       157,619        263,244(4)
     Reinvestment of Dividends & Distributions           238            1,361          856            2,815          5,905
     Cost of Shares Redeemed                          (4,940)         (17,286)      (9,458)        (278,709)(5)   (117,098)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                       282,436          100,259      100,119         (118,275)       152,051
------------------------------------------------------------------------------------------------------------------------------------
   CLASS T: (2)
     Proceeds from Shares Issued                          --               --           --             --           40,279
     Reinvestment of Dividends & Distributions            --               --           --             --               64
     Cost of Shares Redeemed                              --               --           --             (3)         (37,154)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class T Transactions                            --               --           --             (3)           3,189
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                 282,436          100,259      100,119       (118,278)         155,240
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets             300,385          123,660      102,849        171,250           91,922
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                    --          142,612       39,763      1,194,121        1,102,199
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                    $300,385         $266,272     $142,612     $1,365,371       $1,194,121
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------

                                                              CORE FIXED                       INTERNATIONAL
                                                              INCOME FUND                       EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                          6/1/03       6/1/02               6/1/03       6/1/02
                                                       to 11/30/03  to 5/31/03           to 11/30/03   to 5/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                              $    49,001  $  111,024            $    9,718   $   19,428
   Net Realized Gain (Loss) from Investments,
     Option and Futures Contracts                          33,533      59,394                31,182      (97,248)
   Net Realized Gain (Loss) on Foreign Currency
     Transactions                                              --          --                  (576)         781
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments, Options
     and Futures Contracts                                (71,117)     75,713               187,673      (91,860)
   Net Change in Unrealized Appreciation
     (Depreciation) on Foreign Currencies, and
     Translation of Other Assets and Liabilities
     Denominated in Foreign Currency                           --          --                   (27)         173
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Net Assets from Operations                            11,417     246,131               227,970     (168,726)
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income
     Class A                                              (52,380)   (110,978)                   --      (17,101)
     Class T                                                   --          --                    --           --
   Net Realized Gains
     Class A                                                   --     (56,542)                   --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                      (52,380)   (167,520)                   --      (17,101)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
   CLASS A:
     Proceeds from Shares Issued                          891,703     478,744               185,639      278,477
     Reinvestment of Dividends & Distributions             51,352     164,569                    --       16,900
     Cost of Shares Redeemed                             (491,188)   (645,137)             (240,422)    (192,861)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class A Transactions                            451,867      (1,824)              (54,783)     102,516
------------------------------------------------------------------------------------------------------------------------------------
   CLASS T: (2)
     Proceeds from Shares Issued                               --          --                    --           --
     Reinvestment of Dividends & Distributions                 --          --                    --           --
     Cost of Shares Redeemed                                   --          --                    --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Class T Transactions                                 --          --                    --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
     from Capital Share Transactions                      451,867      (1,824)              (54,783)     102,516
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                  410,904      76,787               173,187      (83,311)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                  2,431,368   2,354,581             1,176,097    1,259,408
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                       $2,842,272  $2,431,368            $1,349,284   $1,176,097
====================================================================================================================================





--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  71

Financial Highlights


For the period ended November 30, 2003 (Unaudited) and the periods ended May 31, For a share outstanding throughout each period

------------------------------------------------------------------------------------------------------------------------------------

                                           Net Realized
                                                    and                                      Distributions
            Net Asset                        Unrealized                          Dividends            from           Total
               Value,            Net              Gains              Total        from Net        Realized       Dividends
            Beginning     Investment        (Losses) on               from      Investment         Capital             and
            of Period         Income         Securities         Operations          Income           Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2003*       $12.41          $0.09(7)          $ 1.22(7)          $ 1.31          $(0.08)         $   --          $(0.08)
   2003         13.82           0.16(7)          (1.41)(7)           (1.25)          (0.16)             --           (0.16)
   2002         16.31           0.15              (2.48)             (2.33)          (0.16)             --           (0.16)
   2001         19.48           0.17              (2.35)             (2.18)          (0.17)          (0.82)          (0.99)
   2000         18.82           0.20               1.48               1.68           (0.19)          (0.83)          (1.02)
   1999         16.35           0.20               2.88               3.08           (0.20)          (0.41)          (0.61)
Class T
   2003*       $12.45          $0.05(7)          $ 1.25(7)          $ 1.30          $(0.05)         $   --          $(0.05)
   2003(1)      11.43           0.04(7)            1.02(7)            1.06           (0.04)             --           (0.04)
LARGE CAP VALUE FUND
Class A
   2003*      $  9.27          $0.11(7)          $ 0.93(7)           $1.04          $(0.11)         $   --          $(0.11)
   2003         10.46           0.18              (1.19)             (1.01)          (0.18)             --           (0.18)
   2002         11.20           0.17              (0.68)             (0.51)          (0.18)          (0.05)          (0.23)
   2001         10.38           0.19               0.84               1.03           (0.20)          (0.01)          (0.21)
   2000(2)      10.00           0.06               0.34               0.40           (0.02)             --           (0.02)
LARGE CAP GROWTH FUND
Class A
   2003*      $  4.74          $0.01(7)          $ 0.47(7)           $0.48          $(0.01)         $   --          $(0.01)
   2003          5.25           0.03              (0.52)             (0.49)          (0.02)             --           (0.02)
   2002          6.95           0.02              (1.70)             (1.68)          (0.02)             --           (0.02)
   2001          9.96           0.03              (3.01)             (2.98)          (0.03)             --           (0.03)
   2000(3)      10.00           0.01              (0.04)             (0.03)          (0.01)             --           (0.01)
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2003*(4)   $100.00          $0.04(7)          $ 6.45(7)          $ 6.49          $(0.01)         $   --          $(0.01)
LARGE CAP INDEX FUND
Class A
   2003*       $84.90          $0.08(7)          $ 9.26(7)          $ 9.34          $(0.06)         $   --          $(0.06)
   2003++       93.40           1.10              (8.50)(8)          (7.40)          (1.10)             --           (1.10)
   2002(5)++   100.00           0.20              (6.80)             (6.60)             --              --              --
SMALL CAP FUND
Class A
   2003*       $11.60          $0.04(7)          $ 2.92(7)          $ 2.96          $(0.03)         $   --          $(0.03)
   2003         12.53           0.07(7)           (0.94)(7)          (0.87)          (0.06)             --           (0.06)
   2002         13.02           0.06              (0.45)             (0.39)          (0.07)          (0.03)          (0.10)
   2001         13.66           0.08               0.96               1.04           (0.09)          (1.59)          (1.68)
   2000         11.35           0.09               2.30               2.39           (0.08)             --           (0.08)
   1999         13.12           0.03              (0.89)             (0.86)          (0.04)          (0.87)          (0.91)
Class T(6)
   2003*       $11.57          $  --(7)          $ 2.93(7)          $ 2.93          $   --          $   --           $  --
   2003         10.47           0.01(7)            1.11(7)            1.12           (0.02)             --           (0.02)



------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Ratio of
                                                                              Ratio of Net        Expenses
                                                              Ratio of Net      Investment      to Average
              Net Asset                      Net Assets           Expenses          Income      Net Assets       Portfolio
             Value, End        Total      End of Period         to Average      to Average      (Excluding        Turnover
              of Period      Return+       ($Thousands)         Net Assets      Net Assets        Waivers)            Rate
------------------------------------------------------------------------------------------------------------------------------------
LARGE CAP FUND
Class A
   2003*       $  13.64        10.64%        $3,081,000               0.26%           1.39%           0.47%             53%
   2003           12.41        (8.98)         3,008,463               0.26            1.39            0.47              51
   2002           13.82       (14.36)         2,938,135               0.26            1.03            0.47              65
   2001           16.31       (11.54)         3,451,673               0.26            0.98            0.48             107
   2000           19.48         9.10          3,184,226               0.26            1.12            0.48              64
   1999           18.82        19.40          1,669,945               0.26            1.16            0.48              60
Class T
   2003*       $  13.70        10.47%        $      235               0.81%           0.81%           1.02%             53%
   2003(1)        12.45         9.28                213               0.81            0.66            1.02              51
LARGE CAP VALUE FUND
Class A
   2003*       $  10.20        11.28%        $  347,793               0.28%           2.22%           0.42%             83%
   2003            9.27        (9.53)           402,605               0.28            2.17            0.42              42
   2002           10.46        (4.58)           406,494               0.28            1.70            0.44              34
   2001           11.20        10.04            350,978               0.28            1.86            0.46             104
   2000(2)        10.38         4.00            218,548               0.28            2.47            0.46              21
LARGE CAP GROWTH FUND
Class A
   2003*       $   5.21        10.21%        $  324,390               0.28%           0.53%           0.47%             25%
   2003            4.74        (9.20)           376,413               0.28            0.61            0.47              60
   2002            5.25       (24.23)           257,196               0.28            0.32            0.47              71
   2001            6.95       (30.08)           252,555               0.28            0.31            0.50             107
   2000(3)         9.96        (0.24)           232,400               0.28            0.58            0.51              13
LARGE CAP DISCIPLINED EQUITY FUND
Class A
   2003*(4)     $106.48         6.57%        $  300,385               0.33%           1.39%           0.52%             27%
LARGE CAP INDEX FUND
Class A
   2003*       $  94.18        11.68%        $  266,272               0.17%           1.67%           0.24%              5%
   2003++         84.90        (7.79)           142,612               0.20            1.67            0.25              12
   2002(5)++      93.40        (6.60)            39,763               0.20            1.30            0.39               1
SMALL CAP FUND
Class A
   2003*       $  14.53        25.56%        $1,365,142               0.54%           0.58%           0.72%             66%
   2003           11.60        (6.83)         1,193,935               0.54            0.67            0.72              97
   2002           12.53        (2.99)         1,102,199               0.54            0.54            0.71             115
   2001           13.02         8.39            857,278               0.54            0.63            0.73             154
   2000           13.66        21.06            774,284               0.53            0.73            0.73             159
   1999           11.35        (5.81)           338,839               0.54            0.33            0.73             154
Class T(6)
   2003*       $  14.50        25.32%        $      229               1.09%           0.04%           1.27%            66%
   2003           11.57        10.69                186               1.09            0.10            1.27             97




--------------------------------------------------------------------------------
72  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

------------------------------------------------------------------------------------------------------------------------------------

                                           Net Realized
                                                    and                                      Distributions
            Net Asset                        Unrealized                          Dividends            from           Total
               Value,            Net              Gains              Total        from Net        Realized       Dividends
            Beginning     Investment        (Losses) on               from      Investment         Capital             and
            of Period         Income         Securities         Operations          Income           Gains   Distributions
------------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
Class A
   2003*       $10.61          $0.19(7)          $(0.19)(7)         $   --          $(0.20)        $    --          $(0.20)
   2003         10.27           0.50               0.60               1.10           (0.50)          (0.26)          (0.76)
   2002         10.49           0.54               0.06               0.60           (0.54)          (0.28)          (0.82)
   2001          9.82           0.66               0.67               1.33           (0.66)             --           (0.66)
   2000         10.22           0.61              (0.40)              0.21           (0.61)             --           (0.61)
   1999         10.57           0.62              (0.18)              0.44           (0.63)          (0.16)          (0.79)
INTERNATIONAL EQUITY FUND
Class A
   2003*       $ 7.76          $0.06(7)          $ 1.46(7)          $ 1.52          $   --         $    --          $   --
   2003          9.21           0.13              (1.46)             (1.33)          (0.12)             --           (0.12)
   2002         10.34           0.11              (1.14)             (1.03)          (0.10)             --           (0.10)
   2001         13.61           0.17              (2.56)             (2.39)          (0.16)          (0.72)          (0.88)
   2000         11.58           0.24               2.40               2.64           (0.14)          (0.47)          (0.61)
   1999         11.35           0.10               0.65               0.75           (0.17)          (0.35)          (0.52)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Ratio of
                                                                              Ratio of Net        Expenses
                                                              Ratio of Net      Investment      to Average
              Net Asset                      Net Assets           Expenses          Income      Net Assets       Portfolio
             Value, End        Total      End of Period         to Average      to Average      (Excluding        Turnover
              of Period      Return+       ($Thousands)         Net Assets      Net Assets        Waivers)            Rate
------------------------------------------------------------------------------------------------------------------------------------
CORE FIXED INCOME FUND
Class A
   2003*         $10.41         0.06%        $2,842,272               0.18%**         3.65%           0.36%            291%
   2003           10.61        11.10          2,431,368               0.18            4.79            0.37             436
   2002           10.27         6.43          2,354,581               0.18            5.67            0.36             365
   2001           10.49         13.9         22,131,474               0.18            6.47            0.37             399
   2000            9.82         2.07          1,999,815               0.18            6.20            0.40             383
   1999           10.22         4.15          1,046,367               0.18            5.81            0.41             393
INTERNATIONAL EQUITY FUND
Class A
   2003*         $ 9.28        19.59%        $1,349,284               0.48%           1.51%           0.65%             58%
   2003            7.76       (14.43)         1,176,097               0.48            1.85            0.68              58
   2002            9.21        (9.93)         1,259,408               0.48            1.30            0.66              84
   2001           10.34       (18.21)         1,190,830               0.48            1.68            0.67              71
   2000           13.61        22.82          1,186,706               0.43            1.08            0.64              74
   1999           11.58         6.93            690,389               0.43            1.40            0.66              82

*   For the six-month period ended November 30, 2003 (Unaudited). All ratios for the period have been annualized.
**  The expense ratio excludes the litigation fees paid. Had these fees been included the ratio would have been 0.19%.
+   Returns are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
++  Adjusted for a 10 to 1 reverse stock split paid to shareholders of record on November 26, 2003.
(1) Commenced operations on December 13, 2002. All ratios for the period have been annualized.
(2) Commenced operations on January 31, 2000. All ratios for the period have been annualized.
(3) Commenced operations on February 28, 2000. All ratios for the period have been annualized.
(4) Commenced operations on August 28, 2003.
(5) Commenced operations on April 1, 2002. All ratios for the period have been annualized.
(6) Commenced operations on November 26, 2002. All ratios for the period have been annualized.
(7) Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.
(8) The amount shown for the year ended May 31, 2003 for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as "--" are zero or have been rounded to zero.


The accompanying notes are an integral part of the financial statements.





--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  73

NOTES TO FINANCIAL STATEMENTS (Unaudited)



1. ORGANIZATION
SEI Institutional Investments Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 1, 1995.

The Trust commenced operations on June 14, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company currently offering eight Funds; The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Core Fixed Income, and International Equity Funds (each a "Fund", collectively, the "Funds") are each diversified Funds. The Trust is registered to offer Class A shares of the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Disciplined Equity, Large Cap Index, Small Cap, Core Fixed Income, and International Equity Funds, and Class T shares of Large Cap and Small Cap Funds. The assets of each Fund are aggregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objectives, policies, and strategies.

On April 23, 2003, the Board of Trustees of the Funds approved the establishment of the Small/Mid Cap Equity Fund. The Fund commenced operations on December 15, 2003. On November 10, 2003, the Board of Trustees of the Funds approved the establishment of the Long Duration Bond and Extended Duration Bond Funds. These Funds are expected to commence operations in January 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on NASDAQ National Market system) are stated at the last quoted sales price, if readily available, for such equity securities on each business day; other equity securities traded in the over-the-counter market, and listed equity securities for which no sale was reported on that date, are stated at the last quoted bid price. Foreign securities in the International Equity Fund are valued based on quotations from the primary market in which they are traded. Debt obligations are valued at the most recently quoted bid price. Subject to the foregoing, other securities for which quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreement and procedures adopted by SEIInvestments Fund Management and SEI Investments Management Corporation require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

COMPENSATING BALANCES -- Large Cap, Large Cap Value, Large Cap Growth, Large Cap Disciplined Equity, Large Cap Index, Small Cap and Core Fixed Income Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with Wachovia Bank NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with Wachovia Bank NA on the following day.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the International Equity Fund are maintained in U.S. dollars on the following basis:

--------------------------------------------------------------------------------
74  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The International Equity Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The International Equity Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Equity Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Equity Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes.

FUTURES CONTRACTS -- Each of the Funds utilized futures contracts during the period ended November 30, 2003. The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Disciplined Equity, Large Cap Index, Small Cap, and International Equity Funds' investment in index futures contracts is designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Core Fixed Income Fund's use of futures contracts is primarily for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that changes in the values of the contract may not directly correlate with changes in the values of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.

The following Funds had Long (Short) futures contracts open as of November 30, 2003:


--------------------------------------------------------------------------------
                 Number     Contract                Unrealized
Contract             of        Value               Gain (Loss)
Description   Contracts ($Thousands)   Expiration ($Thousands)
--------------------------------------------------------------------------------

LARGE CAP FUND
S&P 500 Composite
   Index            195       51,568     12/18/03      $ 1,074
                                                       =======
LARGE CAP VALUE FUND
S&P 500 Composite
   Index              9        2,380     12/18/03           68
                                                       =======
LARGE CAP GROWTH FUND
S&P 500 Composite
   Index             15        3,967     12/18/03           63
                                                       =======
LARGE CAP DISCIPLINED
EQUITY FUND
S&P 500 Composite
   Index             49       12,958     12/18/03          712
                                                       =======
LARGE CAP INDEX FUND
S&P 500 Index E-Mini  7          370     12/19/03           15
S&P 500 Composite
   Index              3          793     12/18/03           28
                                                       -------
                                                            43
                                                       =======

SMALL CAP FUND
Russell 2000
   Index            212       57,929     12/21/03        3,604
                                                       =======
CORE FIXED INCOME FUND
90 Day Euro$        299        71,999    09/21/05          (96)
90 Day Euro$        429       104,928    09/13/04          113
U.S. 10 Year Agency
   Note            (365)      (40,475)   03/24/04           62
U.S. 10 Year Agency
   Note            (232)      (26,078)   12/21/03         (226)
U.S. 10 Year Agency
   Note            (326)      (36,644)   12/21/03          (45)
U.S. 5 Year Note    (51)       (5,629)   03/24/04           33
U.S. 5 Year Note   (220)      (24,564)   12/21/03         (368)
U.S. 5 Year Note   (568)      (63,421)   12/21/03        1,022
U.S. Long
   Treasury Bond     50         5,464    12/21/03          239
U.S. Long
   Treasury Bond    (10)       (1,078)   03/24/03            2
U.S. Long
   Treasury Bond    566        61,853    12/21/03        2,362
                                                       -------
                                                         3,098
                                                       =======

INTERNATIONAL EQUITY FUND
DJ Euro Stoxx       325       10,281     12/19/03          175
FTSE 100 Index      106        7,923     12/19/03            1
Hang Seng Index       8          635     12/30/03           18
SPI 200 Index        37        2,134     12/19/03           --
Topix Index          73        6,692     12/11/03          200
                                                       -------
                                                           394
                                                       =======


--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  75

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


OPTION WRITING/PURCHASING -- The Core Fixed Income Fund invests in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Large Cap, Large Cap Value, Large Cap Growth, Large Cap Disciplined Equity, Large Cap Index, Small Cap, and International Equity Funds also may invest in financial options contracts. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

Written options transactions entered into during the period ended November 30, 2003 are summarized as follows:


--------------------------------------------------------------------------------
CORE FIXED INCOME FUND
--------------------------------------------------------------------------------

                                                           Premium
                                   # of Contracts     ($Thousands)
--------------------------------------------------------------------------------
Balance at the beginning of period            714          $   706
Written                                    10,789           4,941
Expired                                    (1,396)          (1,267)
Exercised                                      --              --
Closing Buys                               (2,324)          (2,249)
--------------------------------------------------------------------------------
Balance at end of period                    7,783          $ 2,131
================================================================================
DELAYED DELIVERY TRANSACTIONS -- The Core Fixed Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.


ILLIQUID SECURITIES -- Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly for the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Disciplined Equity, Large Cap Index and the Small Cap Funds; declared daily and paid monthly for the Core Fixed Income Fund; and declared and paid at least annually for the International Equity Fund. Dividends and distributions are recorded on the ex-dividend date.


3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
ADMINISTRATION AGREEMENT --The Trust and SEI Investments Fund Management (the "Administrator") are parties to an Amended and Restated Administration and Transfer Agency Agreement dated September 16, 2002 under which the Administrator provides administrative and shareholder servicing for an annual fee of 0.05% of the average daily net assets of each Fund. Prior to September 16, 2002, the Administrator was a party to separate agreements with the Funds dated March 1, 1995, to provide the same services for the same fees as under the current agreement. The Administrator has agreed to waive all or a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by the Administrator.

DISTRIBUTION AGREEMENT -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to an Amended and Restated Distribution Agreement dated September 16, 2002 pursuant to which the Distributor provides distribution-related services to the Trust. The Distributor is not currently entitled to any fee for performing these services.

--------------------------------------------------------------------------------
76  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

The Trust has also adopted a shareholder service plan and agreement (the "Service Plan") and an administrative services plan and agreement (the "Administrative Service Plan") for the Class T shares of the Funds.

Under the Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following shareholder services: (i) maintaining client accounts; (ii) arranging for bank wires; (iii) responding to client inquiries concerning services provided by the Distributor or any other service provider; (iv) assisting clients in changing dividend options, account designations and addresses; and (v) responding to client inquiries concerning their investments in Class T shares of the Funds. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties. Under the Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly as a percentage of average daily net assets attributable to Class T Shares, of up to 0.25% annually.

Under the Administrative Service Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: (i) providing sub-accounting with respect to Class T shares beneficially owned by clients; (ii) providing information periodically to clients showing their positions in Class T shares; (iii) forwarding shareholder communications from the Trust; (iv) processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; (v) processing dividend payments; and (vi) providing such other similar services as the Funds may reasonably request, to the extent the service provider is permitted to do so under applicable laws or regulations. Under the Administrative Service Plan, the Distributor is entitled to a fee, calculated daily and paid monthly, as a percentage of average daily net assets attributable to Class T Shares, of up to 0.30% annually.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, at an annual rate of 0.40% of the Large Cap and Large Cap Growth Fund's average daily net assets, at an annual rate of 0.35% of the Large Cap Value Fund's average daily net assets, at an annual rate of 0.40% of the Large Cap Disciplined Equity Fund's average daily net assets, at an annual rate of 0.17% of the Large Cap Index Fund's average daily net assets, at an annual rate of 0.65% of the Small Cap Fund's average daily net assets, at an annual rate of 0.30% of the Core Fixed Income Fund's average daily net assets and at an annual rate of 0.505% of the International Equity Fund's average daily net assets. SIMC has agreed to waive a portion of its fee so that the total annual expenses of each Fund will not exceed certain voluntary expense limitations adopted by SIMC.

SIMC has entered into investment sub-advisory agreements with the following parties:

--------------------------------------------------------------------------------
                                                      Currently Managing
                                        Date of        a Portion of Fund
Investment Sub-Adviser                Agreement                    (Y/N)
--------------------------------------------------------------------------------
LARGE CAP FUND
Alliance Capital Management, L.P.      10/02/00                        Y
Aronson & Johnson & Ortiz              07/01/03                        Y
Franklin Portfolio Associates          07/01/03                        Y
Goldman Sachs Asset
   Management                          01/24/03                        Y
LSV Asset Management, L.P.             06/14/96                        Y
McKinley Capital
   Management, L.P.                    06/26/02                        Y
Montag & Caldwell, Inc.                03/12/02                        Y
Peregrine Capital Management           12/07/00                        Y
Transamerica Investment
   Management, LLC                     09/17/01                        Y
LARGE CAP VALUE FUND
Alliance Capital
   Management, L.P.                    10/02/00                        Y
Aronson & Johnson & Ortiz              07/01/03                        Y
Franklin Portfolio Associates          07/01/03                        Y
LSV Asset Management                   06/22/99                        Y
LARGE CAP GROWTH FUND
Goldman Sachs Asset
   Management                          01/24/03                        Y
McKinley Capital
   Management, Inc.                    06/26/02                        Y
Montag & Caldwell, Inc.                03/12/02                        Y
Peregrine Capital Management           12/07/00                        Y
Transamerica Investment
   Management, LLC                     09/17/01                        Y
LARGE CAP DISCIPLINED EQUITY FUND
Analytic Investors, Inc.               07/01/03                        Y
Barclays Global Fund Advisors          07/16/03                        Y
Enhanced Investment Technologies,
   LLC (Intech)                        08/28/03                        Y
Prudential Investment
   Management, Inc.                    07/01/03                        Y
LARGE CAP INDEX FUND
Barclays Global Fund Advisors          03/19/02                        Y
SMALL CAP FUND
Artisan Partners Limited
   Partnership                         03/26/99                        Y
BlackRock Advisors, Inc.               07/01/03                        Y
Lee Munder Capital
   Investments Ltd.                    12/09/02                        Y
David J. Greene and
   Company, LLC                        08/14/01                        Y
Delaware Management
   Business Trust                      07/01/03                        Y
LSV Asset Management L.P.              03/28/97                        Y
McKinley Capital
   Management, Inc.                    09/20/00                        Y
Martingale Asset
   Management, L.P.                    12/09/02                        Y
Mazama Capital
   Management, Inc.                    12/13/99                        Y
RS Investment
   Management, L.P.                    09/30/98                        Y
Security Capital Research and
   Management                          05/14/02                        Y
Wellington Management
   Company                             03/14/02                        Y
CORE FIXED INCOME FUND
BlackRock Financial
   Management, Inc.                    06/14/96                        Y
Metropolitan West Asset
   Management, LLC                     06/26/02                        Y
Wells Capital Management               09/30/03                        Y
Western Asset Management
   Company                             06/14/96                        Y
INTERNATIONAL EQUITY FUND
Alliance Capital
   Management, L.P.                    07/01/03                        Y
Capital Guardian Trust
   Company                             06/29/98                        Y
Fisher Investments, Inc.               07/01/03                        Y
McKinley Capital Management            07/01/03                        Y
Morgan Stanley Investment
   Management, Inc.                    10/01/01                        Y

--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  77

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)


OTHER --The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the period ended November 30, 2003 are as follows ($ Thousands):

Large Cap Fund                                        $  926
Large Cap Value Fund                                     195
Large Cap Growth Fund                                    124
Small Cap Fund                                         1,187
International Equity Fund                                195
                                                      ------
                                                      $2,627
                                                      ======
For the period ended November 30, 2003, the Funds paid commissions to affiliated broker-dealers as follows ($ Thousands):

Large Cap Fund                                          $182
Large Cap Growth Fund                                     56
Small Cap Fund                                            14
International Equity Fund                                 27
                                                      ------
                                                        $279
                                                      ======
Certain officers and/or trustees of the Trust are also officers of the Administrator. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.



The Funds also used the Distributor as an agent in placing repurchase agreements. For this service the Distributor retains a portion of the interest earned as a commission. Such commissions for the period ended November 30, 2003 are as follows ($ Thousands):

Large Cap Fund                                           $15
Large Cap Value Fund                                       1
Large Cap Growth Fund                                      2
Large Cap Index Fund                                      --
Small Cap Fund                                            14
Core Fixed Income Fund                                    47
International Equity Fund                                  4
                                                         ---
                                                         $83
                                                         ===
Amounts designated as "--" are zero or have been rounded to zero.

Effective October 24, 2003, this agreement was discontinued.

LSV Asset Management (partially-owned subsidiary of SIMC) serves as a sub-adviser to the Large Cap, Large Cap Value and Small Cap Funds. For this service LSV Asset Management is entitled to receive a fee from SIMC. Such fees for the period ended November 30, 2003 are as follows ($ Thousands):

Large Cap Fund                                          $227
Large Cap Value Fund                                      57
Small Cap Fund                                           462
                                                        ----
                                                        $746
                                                        ====
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI Money Market Funds, provided that investments in the Money Market Funds do not exceed 25% of the investing Fund's total assets.












--------------------------------------------------------------------------------
78  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

4. CAPITALSHARETRANSACTIONS

Capital Share Transactions for the Funds were as follows (Thousands):

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     LARGE CAP
                                                                 LARGE CAP                  LARGE CAP                DISCIPLINED
                                      LARGE CAP FUND             VALUE FUND                GROWTH FUND              EQUITY FUND(4)
------------------------------------------------------------------------------------------------------------------------------------
                                 6/1/03                      6/1/03                    6/1/03                          8/28/03
                               to 11/30/03      6/1/02    to 11/30/03     6/1/02     to 11/30/03     6/1/02           to 11/30/03
                               (Unaudited)   to 5/31/03   (Unaudited)   to 5/31/03   (Unaudited)   to 5/31/03         (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------

Class A:
     Shares Issued                 34,923(1)     81,686(1)     1,058        10,403(1)     1,995        40,193(1)           3,169(1)
     Shares Issued in Lieu of
     Dividends and Distributions    1,520         3,168          432           890          187           438                 23
     Shares Redeemed              (53,098)(2)   (55,000)     (10,825)(2)    (6,741)     (19,326)(2)   (10,184)              (371)
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     (16,655)       29,854       (9,335)        4,552      (17,144)       30,447              2,821
------------------------------------------------------------------------------------------------------------------------------------
   Class T:(3)
     Shares Issued                     --         8,046           --            --           --            --                 --
     Shares Issued in Lieu of
     Dividends and Distributions       --            25           --            --           --            --                 --
     Shares Redeemed                   --        (8,054)          --            --           --            --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions          --            17           --            --           --            --                 --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Shares               (16,655)       29,871       (9,335)        4,552      (17,144)       30,447              2,821
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                        LARGE CAP                                    CORE FIXED              INTERNATIONAL
                                       INDEX FUND          SMALL CAP FUND            INCOME FUND              EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
                                 6/1/03                   6/1/03                     6/1/03                    6/1/03
                               to 11/30/03   6/1/02     to 11/30/03     6/1/02     to 11/30/03     6/1/02     to 11/30/03    6/1/02
                               (Unaudited) to 5/31/03   (Unaudited)   to 5/31/03   (Unaudited)   to 5/31/03   (Unaudited) to 5/31/03
------------------------------------------------------------------------------------------------------------------------------------


Class A:
     Shares Issued               13,268(1)     13,647(1)    12,368        25,762(1)    85,829        43,610       22,385     37,489
     Shares Issued in Lieu of
     Dividends and Distributions      154         111          226           582        4,944        15,929           --      2,275
     Shares Redeemed               (1,941)     (1,216)     (21,587)(2)   (11,354)     (46,820)      (59,670)     (28,493)   (24,946)
     Effect of Reverse
        Stock Split               (25,450)         --           --            --           --            --           --         --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions     (13,969)     12,542       (8,993)       14,990       43,953          (131)      (6,108)    14,818
------------------------------------------------------------------------------------------------------------------------------------
   Class T:(2)
     Shares Issued                     --          --           --         3,934           --            --            --        --
     Shares Issued in Lieu of
     Dividends and Distributions       --          --           --             6           --            --            --        --
     Shares Redeemed                   --          --           --        (3,924)          --            --            --        --
------------------------------------------------------------------------------------------------------------------------------------
   Total Class T Transactions          --          --           --            16           --            --            --        --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in
     Capital Shares               (13,969)     12,542       (8,994)       15,006       43,953          (131)      (6,108)    14,818
====================================================================================================================================

(1) Includes subscriptions as a result of in-kind transfers of securities (see note 8).
(2) Includes redemptions as a result of in-kind transfers of securities (see note 8).
(3) Large Cap Fund Class T commenced operations on December 13, 2002. Small Cap Fund Class T commenced operations on
    November 26, 2002.
(4) The Large Cap Disciplined Equity Fund commenced operations on August 28, 2003.









--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  79

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)



5. Investment Transactions
The cost of security purchases and proceeds from the sale of securities other than temporary cash investments during the period ended November 30, 2003, are as follows:


--------------------------------------------------------------------------------
                          U.S. Gov't               Other               Total
                        ($Thousands)        ($Thousands)        ($Thousands)
--------------------------------------------------------------------------------
LARGE CAP FUND
Purchases                       $ --          $1,576,994          $1,576,994
Sales                             --           1,814,347           1,814,347

LARGE CAP VALUE FUND
Purchases                         --             306,532             306,532
Sales                             --             389,116             389,116

LARGE CAP GROWTH FUND
Purchases                         --              85,421              85,421
Sales                             --             167,133             167,133

LARGE CAP DISCIPLINED EQUITY FUND
Purchases                         --             333,939             333,939
Sales                             --              63,862              63,862

LARGE CAP INDEX FUND
Purchases                         --             111,165             111,165
Sales                             --              10,618              10,618

SMALL CAP FUND
Purchases                         --             794,864             794,864
Sales                             --             867,718             867,718

CORE FIXED INCOME FUND
Purchases                  7,069,016             587,780           7,656,796
Sales                      6,796,470             432,987           7,229,457

INTERNATIONAL EQUITY FUND
Purchases                         --             709,833             709,833
Sales                             --             765,480             765,480

6. FEDERAL TAX INFORMATION
It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.


At May 31, 2003, the Funds had capital loss carryforwards available to offset future gains through the indicated expiration dates as follows:

---------------------------------------------------------------------------------------------
                                                                                      Total
                                                                              Capital Loss
                            Expires           Expires            Expires      Carryforward
                               2011              2010               2009           5/31/03
                      ($ Thousands)     ($ Thousands)      ($ Thousands)    (($ Thousands)
---------------------------------------------------------------------------------------------
Large Cap Fund             $305,268          $237,096               $ --          $542,364
Large Cap
   Value Fund                11,594             1,109                 --            12,703
Large Cap
   Growth Fund               68,049            56,503             12,799           137,351
Small Cap Fund               49,842            21,771                 --            71,613
International
   Equity Fund               93,799           169,317              3,670           266,786

For Federal income tax purposes, the cost of securities owned at November 30, 2003, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation on investments held by the Funds at November 30, 2003 were as follows:


--------------------------------------------------------------------------------
                                                                         Net
                                                                  Unrealized
                        Appreciated           Depreciated       Appreciation
                         Securities            Securities     (Depreciation)
                      ($ Thousands)         ($ Thousands)      ($ Thousands)
--------------------------------------------------------------------------------
Large Cap Fund                $370,655          $(169,253)          $201,402
Large Cap Value Fund            35,630            (25,644)             9,986
Large Cap Growth Fund           31,922            (22,838)             9,084
Large Cap Disciplined
Equity Fund                     19,984             (5,554)            14,430
Large Cap Index Fund            31,514             (8,137)            23,377
Small Cap Fund                 270,209            (75,450)           194,759
Core Fixed Income Fund          67,639            (40,700)            26,939
International Equity Fund      162,793            (36,916)           125,877

7. Concentration/Risks
In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

The market values of the Core Fixed Income Fund's investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.




--------------------------------------------------------------------------------
80  SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. IN-KIND TRANSFERS OF SECURITIES
During the period ended November 30, 2003, the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Disciplined Equity, Large Cap Index and Small Cap Funds issued (redeemed) shares of beneficial interest in exchange for portfolio assets. The securities were transferred at their current value on the date of transaction.


--------------------------------------------------------------------------------
                             Shares
                  Issued (Redeemed)                 Value        Gain (Loss)
--------------------------------------------------------------------------------
Large Cap Fund
      07/31/03            2,994,469         $  38,209,430         $       --
      08/19/03          (10,594,685)         (136,459,541)        31,790,354
      09/18/03          (10,513,539)         (138,673,573)        23,890,363
Large Cap Value Fund
      09/26/03           (5,903,294)          (56,258,394)         5,173,924
Large Cap Growth Fund
      09/26/03          (11,619,386)          (57,399,767)         6,899,879
Large Cap Disciplined
      Equity Fund
      08/28/03           18,232,037           182,320,373                 --
      09/30/03            7,252,991            72,529,909                 --
Large Cap Index Fund
      07/31/03           11,044,112            96,525,540                 --
Small Cap Fund
      09/26/03           (8,384,851)         (108,164,572)        17,933,583

During the year ended May 31, 2003, the Large Cap, Large Cap Value, Large Cap Growth, Large Cap Index and Small Cap Funds issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of transaction.


--------------------------------------------------------------------------------
                                      Shares
                                      Issued                Value
--------------------------------------------------------------------------------
Large Cap Fund
      08/06/02                      2,675,093         $29,586,527
      08/12/02                        822,167           9,512,477
      08/19/02                         54,642             666,636
      11/01/02                        249,839           2,905,632
      11/22/02                        189,149           2,264,115
      11/26/02                        344,651           4,035,864
Large Cap Value Fund
      06/06/02                      1,305,341          13,183,944
Large Cap Growth Fund
      06/07/02                     15,944,664          80,839,446
      01/29/03                        608,332           2,591,494
Large Cap Index Fund
      11/26/02                      4,269,924          34,116,692
      04/29/03                      2,958,134          23,783,399
      05/22/03                      2,140,017          17,548,137
Small Cap Fund
      03/07/03                         68,485             635,539



9. SECURITIES LENDING
Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.


10. LITIGATION
The Core Fixed Income Fund has participated as a plaintiff bondholder, along with other institutional bondholders, in litigation against Duty Free International, British Airport Authority and other defendants relating to Notes issued by Duty Free International which are held by the Fund. British Airport Authority is the former parent company of Duty Free International. During 2003, the plaintiffs in that action reached a settlement with all defendants with the exception of British Airport Authority. Under that settlement, Duty Free International paid the plaintiffs approximately 64% of the par value of the bonds. The settlement also contained provisions for the issuance of a $10 million Note by Duty Free International to the bondholders, subject to certain conditions. The litigation proceeded to jury trial against British Airport Authority in December, 2003, and the jury found against the plaintiffs on all counts. Plaintiffs are currently pursuing an appeal. The Core Fixed Income Fund is bearing its portion of the legal expenses associated with this litigation over and above the expense caps of the Fund.






--------------------------------------------------------------------------------
SEI Institutional Investments Trust / Semi-Annual Report / November 30, 2003  81

Notes

Notes

Notes

SEI INSTITUTIONAL INVESTMENTS TRUST SEMI-ANNUAL REPORT NOVEMBER 30, 2003




Robert A. Nesher, CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy


OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Peter (Pedro) A. Rodriguez
CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Cori E. Daggett
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia A. Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Christine M. McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

John C. Munch
VICE PRESIDENT, ASSISTANT SECRETARY

John J. Munera
VICE PRESIDENT, ASSISTANT SECRETARY

Sherry K. Vetterlein
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY






INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)



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[Background omitted]



[LOGO OMITTED]



SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)



SEI-F-120 (11/03)

[LOGO OMITTED]

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) The registrant's board of trustees has determined that the registrant has one audit committee financial expert serving on the audit committee, and any person who performs a similar function.


(a) (2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent as defined in Form N-CSR Item 3 (a) (2)


ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.  EXHIBITS.


(a)(1) Not applicable

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

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



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SEI Institutional Investments Trust


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer

Date:  01/29/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                         /s/ Edward D. Loughlin
                                                  ----------------------
                                                  Edward D. Loughlin
                                                  Chief Executive Officer


Date:  01/29/04


By (Signature and Title)*                         /s/ Peter (Pedro) A. Rodriguez
                                                  ------------------------------
                                                  Peter (Pedro) A. Rodriguez
                                                  Chief Financial Officer

Date:  01/29/04
* Print the name and title of each signing officer under his or her signature.